UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	2.9%
Nestle S.A.	2.7%
Honeywell International, Inc.	2.6%
Bayer AG	2.6%
Time Warner, Inc.	2.6%
Reckitt Benckiser Group PLC	2.5%
Accenture PLC, “A”	2.3%
Walt Disney Co.	2.2%
Medtronic PLC	2.1%
Stryker Corp.	2.1%

Equity sectors
Health Care	19.4%
Consumer Staples	18.8%
Financial Services	13.0%
Leisure	9.8%
Industrial Goods & Services	8.4%
Basic Materials	6.5%
Technology	5.5%
Special Products & Services	5.5%
Retailing	5.3%
Transportation	4.5%
Energy	1.3%
Autos & Housing	1.0%

Issuer country weightings (x)
United States	57.3%
United Kingdom	9.6%
Switzerland	7.9%
France	7.4%
Germany	6.3%
Netherlands	2.2%
Canada	1.7%
Sweden	1.7%
Japan	1.1%
Other Countries	4.8%

Currency exposure weightings (y)
United States Dollar	59.7%
Euro	16.7%
British Pound Sterling	9.6%
Swiss Franc	7.9%
Swedish Krona	1.7%
Japanese Yen	1.1%
Danish Krone	0.9%
Brazilian Real	0.8%
South Korean Won	0.7%
Other Currencies	0.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	1.00%	$1,000.00	$1,027.19	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$1,025.68	$6.30
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six-month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.97%, $4.89 and $4.87 for Initial Class and 1.22%, $6.14 and $6.12 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 4.8%
Honeywell International, Inc.	12,013	$1,397,352
MTU Aero Engines Holding AG	3,965	370,919
United Technologies Corp.	8,072	827,784

		$2,596,055

Airlines – 0.4%
Aena S.A.	1,788	$235,441

Alcoholic Beverages – 6.2%
AmBev S.A.	48,768	$289,210
Carlsberg A.S., “B”	5,247	497,942
Diageo PLC	38,193	1,068,686
Heineken N.V.	6,581	608,104
Pernod Ricard S.A.	7,702	857,904

		$3,321,846

Apparel Manufacturers – 2.8%
Burberry Group PLC	17,000	$265,741
Compagnie Financiere Richemont S.A.	6,728	394,698
LVMH Moet Hennessy Louis Vuitton S.A.	5,628	852,175

		$1,512,614

Automotive – 1.0%
Delphi Automotive PLC	4,830	$302,358
Harley-Davidson, Inc.	5,477	248,108

		$550,466

Broadcasting – 7.3%
Omnicom Group, Inc.	7,025	$572,467
Time Warner, Inc.	18,873	1,387,920
Walt Disney Co.	12,328	1,205,925
WPP PLC	35,771	742,703

		$3,909,015

Brokerage & Asset Managers – 1.4%
Deutsche Boerse AG	3,403	$278,627
Franklin Resources, Inc.	13,471	449,527

		$728,154

Business Services – 5.5%
Accenture PLC, “A”	11,037	$1,250,382
Adecco S.A.	6,901	347,643
Brenntag AG	3,618	174,839
Cognizant Technology Solutions Corp., “A” (a)	3,604	206,293
Compass Group PLC	33,378	636,238
NOW, Inc. (a)	3,104	56,307
PayPal Holdings, Inc. (a)	7,165	261,594

		$2,933,296

Cable TV – 1.4%
British Sky Broadcasting Group PLC	36,406	$413,218
Charter Communications, Inc., “A” (a)	1,536	351,191

		$764,409

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 2.8%
3M Co.	5,387	$943,371
Monsanto Co.	5,212	538,973

		$1,482,344

Computer Software – 2.3%
Check Point Software Technologies Ltd. (a)	3,220	$256,570
Oracle Corp.	24,048	984,285

		$1,240,855

Consumer Products – 6.4%
Colgate-Palmolive Co.	10,477	$766,916
International Flavors & Fragrances, Inc.	3,006	378,966
Reckitt Benckiser Group PLC	13,453	1,353,447
Svenska Cellulosa Aktiebolaget	28,967	923,723

		$3,423,052

Electrical Equipment – 3.3%
Amphenol Corp., “A”	6,334	$363,128
Legrand S.A.	8,419	434,378
Schneider Electric S.A.	9,359	553,876
W.W. Grainger, Inc.	1,764	400,869

		$1,752,251

Electronics – 2.0%
Hoya Corp.	8,100	$288,393
Microchip Technology, Inc.	7,973	404,709
Samsung Electronics Co. Ltd.	287	357,274

		$1,050,376

Energy – Independent – 0.1%
INPEX Corp.	6,200	$48,369

Food & Beverages – 6.2%
Danone S.A.	13,408	$945,434
Kellogg Co.	11,881	970,084
Nestle S.A.	18,684	1,441,203

		$3,356,721

Food & Drug Stores – 0.1%
Lawson, Inc.	800	$63,423

Gaming & Lodging – 0.5%
Sands China Ltd.	26,800	$90,733
William Hill PLC	29,438	101,964
Wynn Resorts Ltd. (l)	1,118	101,336

		$294,033

Insurance – 0.4%
Swiss Re Ltd.	2,298	$200,906

Internet – 0.6%
eBay, Inc. (a)	13,031	$305,056

Machinery & Tools – 0.3%
Kubota Corp.	13,000	$174,114

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 4.8%
Bank of New York Mellon Corp.	23,344	$906,914
Goldman Sachs Group, Inc.	3,719	552,569
Standard Chartered PLC	33,354	253,705
State Street Corp.	16,099	868,058

		$2,581,246

Medical Equipment – 14.0%
Cooper Cos., Inc.	3,350	$574,760
Dentsply Sirona, Inc.	4,507	279,614
Medtronic PLC	13,013	1,129,138
Sonova Holding AG	2,348	311,962
St. Jude Medical, Inc.	12,402	967,356
Stryker Corp.	9,230	1,106,031
Thermo Fisher Scientific, Inc.	10,402	1,537,000
Waters Corp. (a)	4,188	589,042
Zimmer Biomet Holdings, Inc.	8,692	1,046,343

		$7,541,246

Network & Telecom – 0.7%
Cisco Systems, Inc.	13,213	$379,081

Oil Services – 1.2%
National Oilwell Varco, Inc.	5,227	$175,889
Schlumberger Ltd.	6,203	490,533

		$666,422

Other Banks & Diversified Financials – 6.5%
American Express Co.	10,640	$646,486
Credicorp Ltd.	778	120,069
Erste Group Bank AG	7,906	180,797
Grupo Financiero Banorte S.A. de C.V.	35,922	201,434
Itau Unibanco Holding S.A., ADR	12,845	121,257
Julius Baer Group Ltd.	6,745	271,058
Kasikornbank Co. Ltd.	24,600	120,964
Komercni Banka A.S.	2,451	91,836
UBS AG	48,329	625,310
Visa, Inc., “A”	14,670	1,088,074

		$3,467,285

Pharmaceuticals – 5.3%
Bayer AG	13,824	$1,390,863
Johnson & Johnson	2,759	334,667
Merck KGaA	4,693	477,786
Roche Holding AG	2,493	658,228

		$2,861,544

Railroad & Shipping – 2.4%
Canadian National Railway Co.	15,698	$927,124
Union Pacific Corp.	4,186	365,229

		$1,292,353

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 0.6%
Whitbread PLC	6,315	$295,162

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	9,359	$588,804
L’Air Liquide S.A.	2,118	221,969
Linde AG	5,147	715,984
Praxair, Inc.	4,308	484,176

		$2,010,933

Specialty Stores – 2.4%
AutoZone, Inc. (a)	566	$449,313
Hermes International	274	103,262
Sally Beauty Holdings, Inc. (a)	13,128	386,094
Urban Outfitters, Inc. (a)	12,295	338,113

		$1,276,782

Trucking – 1.6%
United Parcel Service, Inc., “B”	8,162	$879,211

Total Common Stocks (Identified Cost, $35,955,595)		$53,194,061

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	490,154	$490,154

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	91,665	$91,665

Total Investments (Identified Cost, $36,537,414)		$53,775,880

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(39,266)

NET ASSETS – 100.0%		$53,736,614

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $36,047,260)	$53,285,726
Underlying affiliated funds, at cost and value	490,154
Total investments, at value, including $89,099 of securities on loan (identified cost, $36,537,414)	$53,775,880
Foreign currency, at value (identified cost, $981)	978
Receivables for
Investments sold	58,410
Fund shares sold	21,376
Interest and dividends	137,894
Receivable from investment adviser	5,895
Other assets	277
Total assets		$54,000,710
Liabilities
Payable to custodian	$5,180
Payables for
Investments purchased	12,014
Fund shares reacquired	94,889
Collateral for securities loaned, at value	91,665
Payable to affiliates
Shareholder servicing costs	168
Distribution and/or service fees	95
Payable for independent Trustees’ compensation	15
Deferred country tax expense payable	578
Accrued expenses and other liabilities	59,492
Total liabilities		$264,096
Net assets		$53,736,614
Net assets consist of
Paid-in capital	$32,327,362
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $578 deferred country tax)	17,232,373
Accumulated net realized gain (loss) on investments and foreign currency	3,261,429
Undistributed net investment income	915,450
Net assets		$53,736,614
Shares of beneficial interest outstanding		2,847,737

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$46,639,001	2,469,539	$18.89
Service Class	7,097,613	378,198	18.77

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$710,625
Interest	1,775
Dividends from underlying affiliated funds	820
Foreign taxes withheld	(44,345)
Total investment income		$668,875
Expenses
Management fee	$249,261
Distribution and/or service fees	8,584
Shareholder servicing costs	6,220
Administrative services fee	8,878
Independent Trustees’ compensation	1,552
Custodian fee	13,496
Shareholder communications	6,151
Audit and tax fees	28,272
Legal fees	265
Miscellaneous	5,611
Total expenses		$328,290
Reduction of expenses by investment adviser	(61,042)
Net expenses		$267,248
Net investment income		$401,627
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $8 country tax)	$869,433
Foreign currency	(2,590)
Net realized gain (loss) on investments and foreign currency		$866,843
Change in unrealized appreciation (depreciation)
Investments (net of $578 increase in deferred country tax)	$89,403
Translation of assets and liabilities in foreign currencies	(1,433)
Net unrealized gain (loss) on investments and foreign currency translation		$87,970
Net realized and unrealized gain (loss) on investments and foreign currency		$954,813
Change in net assets from operations		$1,356,440

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$401,627		$503,857
Net realized gain (loss) on investments and foreign currency	866,843		2,791,157
Net unrealized gain (loss) on investments and foreign currency translation	87,970		(4,117,988)
Change in net assets from operations	$1,356,440		$(822,974)
Distributions declared to shareholders
From net investment income	$—		$(594,700)
From net realized gain on investments	—		(1,953,509)
Total distributions declared to shareholders	$—		$(2,548,209)
Change in net assets from fund share transactions	$(458,428)		$(1,958,038)
Total change in net assets	$898,012		$(5,329,221)
Net assets
At beginning of period	52,838,602		58,167,823
At end of period (including undistributed net investment income of $915,450 and $513,823, respectively)	$53,736,614		$52,838,602

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.39		$19.59	$19.18	$15.14	$12.71	$13.40
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.18	$0.20	$0.14	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		(0.49)	0.54	4.05	2.76	(0.72)
Total from investment operations	$0.50		$(0.31)	$0.74	$4.19	$2.92	$(0.58)
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.14)	$(0.15)	$(0.16)	$(0.11)
From net realized gain on investments	—		(0.68)	(0.19)	—	(0.33)	—
Total distributions declared to shareholders	$—		$(0.89)	$(0.33)	$(0.15)	$(0.49)	$(0.11)
Net asset value, end of period (x)	$18.89		$18.39	$19.59	$19.18	$15.14	$12.71
Total return (%) (k)(r)(s)(x)	2.72	(n)	(1.41)	3.87	27.81	23.34	(4.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.26	1.28	1.31	1.30	1.40
Expenses after expense reductions (f)	1.00	(a)	1.00	1.09	1.15	1.15	1.15
Net investment income	1.58	(a)	0.91	1.06	0.82	1.15	1.08
Portfolio turnover	6	(n)	12	15	25	21	15
Net assets at end of period (000 omitted)	$46,639		$45,946	$51,635	$54,075	$41,297	$35,426

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.30		$19.50	$19.10	$15.09	$12.68	$13.37
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.13	$0.15	$0.09	$0.12	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(0.48)	0.54	4.05	2.75	(0.71)
Total from investment operations	$0.47		$(0.35)	$0.69	$4.14	$2.87	$(0.60)
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.10)	$(0.13)	$(0.13)	$(0.09)
From net realized gain on investments	—		(0.68)	(0.19)	—	(0.33)	—
Total distributions declared to shareholders	$—		$(0.85)	$(0.29)	$(0.13)	$(0.46)	$(0.09)
Net asset value, end of period (x)	$18.77		$18.30	$19.50	$19.10	$15.09	$12.68
Total return (%) (k)(r)(s)(x)	2.57	(n)	(1.67)	3.63	27.52	22.98	(4.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.51	1.53	1.56	1.54	1.65
Expenses after expense reductions (f)	1.25	(a)	1.25	1.34	1.40	1.40	1.40
Net investment income	1.34	(a)	0.67	0.80	0.54	0.87	0.83
Portfolio turnover	6	(n)	12	15	25	21	15
Net assets at end of period (000 omitted)	$7,098		$6,893	$6,533	$7,018	$4,127	$2,640

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,248,592	$—	$—	$30,248,592
United Kingdom	—	5,130,864	—	5,130,864
Switzerland	—	4,251,008	—	4,251,008
France	—	3,968,999	—	3,968,999
Germany	715,984	2,693,033	—	3,409,017
Netherlands	—	1,196,907	—	1,196,907
Canada	927,124	—	—	927,124
Sweden	—	923,723	—	923,723
Japan	—	574,300	—	574,300
Other Countries	988,539	1,574,988	—	2,563,527
Mutual Funds	581,819	—	—	581,819
Total Investments	$33,462,058	$20,313,822	$—	$53,775,880

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,244,249 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,005,195 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

securities in the fund’s Portfolio of Investments, with a fair value of $89,099. The fair value of the fund’s investment securities on loan and a related liability of $91,665 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$825,655
Long-term capital gains	1,722,554
Total distributions	$2,548,209

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$36,942,490
Gross appreciation	18,334,869
Gross depreciation	(1,501,479)
Net unrealized appreciation (depreciation)	$16,833,390

As of 12/31/15
Undistributed ordinary income	513,823
Undistributed long-term capital gain	2,799,662
Other temporary differences	(4,082)
Net unrealized appreciation (depreciation)	16,743,409

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$532,654	$—	$1,699,129
Service Class	—	62,046	—	254,380
Total	$—	$594,700	$—	$1,953,509

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement terminated on April 28, 2016. For the period January 1, 2016 to April 28, 2016, this management fee reduction amounted to $16,607, which is included in the reduction of total expenses in the Statement of Operations. Effective April 29, 2016, the management fee is computed daily and paid monthly at an annual rate of 0.90% of average daily net assets up to $1 billion, 0.75% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $1,850, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2016. For the six months ended June 30, 2016, this reduction amounted to $42,585, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.97% of average daily net assets for the Initial Class shares and 1.22% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $6,057, which equated to 0.0234% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $163.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0343% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $53 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $35,133 and $20,228, respectively. The sales transactions resulted in net realized gains (losses) of $4,154.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $3,206,075 and $3,393,402, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	205,176	$3,817,209	294,841	$5,861,870
Service Class	53,773	977,229	165,914	3,259,672
	258,949	$4,794,438	460,755	$9,121,542
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	126,018	$2,231,783
Service Class	—	—	17,948	316,426
	—	$—	143,966	$2,548,209

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(233,891)	$(4,299,717)	(557,747)	$(10,884,525)
Service Class	(52,272)	(953,149)	(142,184)	(2,743,264)
	(286,163)	$(5,252,866)	(699,931)	$(13,627,789)
Net change
Initial Class	(28,715)	$(482,508)	(136,888)	$(2,790,872)
Service Class	1,501	24,080	41,678	832,834
	(27,214)	$(458,428)	(95,210)	$(1,958,038)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $141 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,710	4,569,701	(4,364,257)	490,154

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$820	$490,154

16

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Facebook, Inc., “A”	3.9%
Visa, Inc., “A”	3.9%
Amazon.com, Inc.	3.5%
Alphabet, Inc., “A”	3.5%
American Tower Corp., REIT	2.7%
Thermo Fisher Scientific, Inc.	2.7%
MasterCard, Inc., “A”	2.7%
Danaher Corp.	2.7%
Alphabet, Inc., “C”	2.6%
Adobe Systems, Inc.	2.4%

Equity sectors
Technology	22.9%
Retailing	15.7%
Health Care	14.9%
Financial Services	9.7%
Special Products & Services	7.3%
Consumer Staples	7.1%
Leisure	6.5%
Industrial Goods & Services	5.3%
Autos & Housing	3.2%
Utilities & Communications	2.7%
Basic Materials	1.4%
Transportation	1.2%
Energy	0.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.76%	$1,000.00	$1,000.75	$3.78
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
Service Class	Actual	1.01%	$1,000.00	$999.49	$5.02
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 0.7%
Honeywell International, Inc.	80,745	$9,392,258
Rockwell Collins, Inc.	16,537	1,407,960

		$10,800,218

Alcoholic Beverages – 1.9%
Constellation Brands, Inc., “A”	145,285	$24,030,139
Pernod Ricard S.A.	35,916	4,000,583

		$28,030,722

Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	293,667	$16,210,418
VF Corp.	70,307	4,323,177

		$20,533,595

Automotive – 0.3%
LKQ Corp. (a)	144,300	$4,574,310

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	102,011	$11,910,804
Celgene Corp. (a)	183,900	18,138,057
Regeneron Pharmaceuticals, Inc. (a)	17,217	6,012,693

		$36,061,554

Broadcasting – 0.3%
Twenty-First Century Fox, Inc.	162,072	$4,384,048

Brokerage & Asset Managers – 2.6%
Blackstone Group LP	51,499	$1,263,785
Charles Schwab Corp.	481,697	12,191,751
Intercontinental Exchange, Inc.	95,307	24,394,780

		$37,850,316

Business Services – 5.9%
Cognizant Technology Solutions Corp., “A” (a)	289,458	$16,568,576
Equifax, Inc.	109,297	14,033,735
Fidelity National Information Services, Inc.	73,320	5,402,218
Fiserv, Inc. (a)	214,737	23,348,354
FleetCor Technologies, Inc. (a)	109,093	15,614,481
Verisk Analytics, Inc., “A” (a)	138,423	11,223,337

		$86,190,701

Cable TV – 1.6%
Comcast Corp., “A”	348,740	$22,734,361

Chemicals – 1.0%
Monsanto Co.	134,576	$13,916,504

Computer Software – 8.5%
Adobe Systems, Inc. (a)	370,364	$35,477,168
Akamai Technologies, Inc. (a)	27,751	1,552,113
Intuit, Inc.	155,761	17,384,485
Microsoft Corp.	665,254	34,041,047
Sabre Corp.	232,182	6,220,156
Salesforce.com, Inc. (a)	364,053	28,909,449

		$123,584,418

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.6%
Apple, Inc.	245,090	$23,430,604

Construction – 2.9%
Sherwin-Williams Co.	76,911	$22,586,453
Vulcan Materials Co.	159,102	19,149,517

		$41,735,970

Consumer Products – 2.0%
Colgate-Palmolive Co.	188,733	$13,815,256
Estee Lauder Cos., Inc., “A”	160,403	14,599,881

		$28,415,137

Consumer Services – 1.4%
Priceline Group, Inc. (a)	16,016	$19,994,535

Electrical Equipment – 3.2%
AMETEK, Inc.	183,244	$8,471,370
Danaher Corp.	381,132	38,494,332

		$46,965,702

Electronics – 2.0%
Broadcom Corp.	129,824	$20,174,650
NVIDIA Corp.	178,073	8,371,212

		$28,545,862

Energy – Independent – 0.9%
Concho Resources, Inc. (a)	53,508	$6,381,899
Pioneer Natural Resources Co.	40,757	6,162,866

		$12,544,765

Entertainment – 0.8%
Netflix, Inc. (a)	125,417	$11,473,147

Food & Beverages – 2.6%
Danone S.A.	135,168	$9,531,054
Mead Johnson Nutrition Co., “A”	104,051	9,442,628
Mondelez International, Inc.	256,153	11,657,523
Monster Worldwide, Inc. (a)	45,910	7,378,196

		$38,009,401

Food & Drug Stores – 0.7%
CVS Health Corp.	90,904	$8,703,149
Walgreens Boots Alliance, Inc.	18,795	1,565,060

		$10,268,209

Gaming & Lodging – 0.5%
Marriott International, Inc., “A” (l)	121,111	$8,049,037

General Merchandise – 4.5%
Costco Wholesale Corp.	152,454	$23,941,376
Dollar General Corp.	176,083	16,551,802
Dollar Tree, Inc. (a)	263,696	24,850,711

		$65,343,889

Insurance – 0.5%
Aon PLC	70,220	$7,670,131

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 10.8%
Alphabet, Inc., “A” (a)	71,739	$50,470,539
Alphabet, Inc., “C” (a)	54,152	37,478,599
Facebook, Inc., “A” (a)	499,981	57,137,829
LinkedIn Corp., “A” (a)	60,106	11,375,061

		$156,462,028

Leisure & Toys – 0.9%
Electronic Arts, Inc. (a)	170,829	$12,942,005

Machinery & Tools – 1.4%
Flowserve Corp.	121,768	$5,500,261
Roper Technologies, Inc.	83,776	14,288,835

		$19,789,096

Medical & Health Technology & Services – 0.6%
McKesson Corp.	44,174	$8,245,077

Medical Equipment – 7.8%
Abbott Laboratories	334,903	$13,165,037
C.R. Bard, Inc.	48,760	11,466,402
Cooper Cos., Inc.	35,754	6,134,314
Edwards Lifesciences Corp. (a)	14,216	1,417,762
Medtronic PLC	301,974	26,202,284
Stryker Corp.	86,836	10,405,558
Thermo Fisher Scientific, Inc.	267,629	39,544,861
VWR Corp. (a)	151,670	4,383,263

		$112,719,481

Other Banks & Diversified Financials – 6.6%
MasterCard, Inc., “A”	439,617	$38,712,673
Visa, Inc., “A”	767,476	56,923,695

		$95,636,368

Pharmaceuticals – 4.1%
Allergan PLC (a)	51,071	$11,801,997
Bristol-Myers Squibb Co.	347,463	25,555,904
Eli Lilly & Co.	159,563	12,565,586
Zoetis, Inc.	204,795	9,719,571

		$59,643,058

Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	77,716	$10,009,044
Union Pacific Corp.	86,106	7,512,749

		$17,521,793

Restaurants – 2.4%
Aramark	547,098	$18,284,015
Starbucks Corp.	279,634	15,972,694

		$34,256,709

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.4%
Ecolab, Inc.	52,513	$6,228,042

Specialty Stores – 9.0%
Amazon.com, Inc. (a)	70,605	$50,526,350
AutoZone, Inc. (a)	27,633	21,936,181
Lululemon Athletica, Inc. (a)	75,102	5,547,034
Ross Stores, Inc.	437,803	24,819,052
TJX Cos., Inc.	250,933	19,379,551
Tractor Supply Co.	96,294	8,780,087

		$130,988,255

Telecommunications – Wireless – 2.7%
American Tower Corp., REIT	349,356	$39,690,335

Tobacco – 0.6%
Reynolds American, Inc.	159,446	$8,598,923

Total Common Stocks (Identified Cost, $937,877,156)		$1,433,828,306

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	19,729,160	$19,729,160

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	2,059,646	$2,059,646

Total Investments (Identified Cost, $959,665,962)		$1,455,617,112

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(4,008,489)

NET ASSETS – 100.0%		$1,451,608,623

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $939,936,802)	$1,435,887,952
Underlying affiliated funds, at cost and value	19,729,160
Total investments, at value, including $7,083,107 of securities on loan (identified cost, $959,665,962)	$1,455,617,112
Receivables for
Investments sold	3,177,628
Fund shares sold	273,453
Interest and dividends	749,028
Other assets	3,594
Total assets		$1,459,820,815
Liabilities
Payables for
Investments purchased	$3,974,281
Fund shares reacquired	1,877,705
Collateral for securities loaned, at value (c)	2,059,646
Payable to affiliates
Investment adviser	57,029
Shareholder servicing costs	204
Distribution and/or service fees	3,038
Payable for independent Trustees’ compensation	788
Accrued expenses and other liabilities	239,501
Total liabilities		$8,212,192
Net assets		$1,451,608,623
Net assets consist of
Paid-in capital	$840,719,963
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	495,950,949
Accumulated net realized gain (loss) on investments and foreign currency	113,344,262
Undistributed net investment income	1,593,449
Net assets		$1,451,608,623
Shares of beneficial interest outstanding		36,271,555

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,225,477,242	30,483,493	$40.20
Service Class	226,131,381	5,788,062	39.07

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$6,485,531
Interest	19,354
Dividends from underlying affiliated funds	30,175
Foreign taxes withheld	(44,379)
Total investment income		$6,490,681
Expenses
Management fee	$5,102,337
Distribution and/or service fees	269,097
Shareholder servicing costs	33,674
Administrative services fee	117,964
Independent Trustees’ compensation	15,277
Custodian fee	60,194
Shareholder communications	62,738
Audit and tax fees	28,207
Legal fees	6,583
Miscellaneous	23,188
Total expenses		$5,719,259
Reduction of expenses by investment adviser	(50,718)
Net expenses		$5,668,541
Net investment income		$822,140
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$27,205,329
Foreign currency	(3,438)
Net realized gain (loss) on investments and foreign currency		$27,201,891
Change in unrealized appreciation (depreciation)
Investments	$(28,958,201)
Translation of assets and liabilities in foreign currencies	(210)
Net unrealized gain (loss) on investments and foreign currency translation		$(28,958,411)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,756,520)
Change in net assets from operations		$(934,380)

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$822,140	$666,786
Net realized gain (loss) on investments and foreign currency	27,201,891	88,419,457
Net unrealized gain (loss) on investments and foreign currency translation	(28,958,411)	22,003,421
Change in net assets from operations	$(934,380)	$111,089,664
Distributions declared to shareholders
From net investment income	$—	$(1,996,599)
From net realized gain on investments	—	(84,334,297)
Total distributions declared to shareholders	$—	$(86,330,896)
Change in net assets from fund share transactions	$(45,354,481)	$(69,859,094)
Total change in net assets	$(46,288,861)	$(45,100,326)
Net assets
At beginning of period	1,497,897,484	1,542,997,810
At end of period (including undistributed net investment income of $1,593,449 and $771,309, respectively)	$1,451,608,623	$1,497,897,484

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$40.17		$39.75	$39.07	$28.83	$24.56	$24.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.03	$0.07	$0.04	$0.13	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	2.73	3.33	10.53	4.14	(0.08)
Total from investment operations	$0.03		$2.76	$3.40	$10.57	$4.27	$(0.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.08)	$—	$(0.05)
From net realized gain on investments	—		(2.27)	(2.68)	(0.25)	—	—
Total distributions declared to shareholders	$—		$(2.34)	$(2.72)	$(0.33)	$—	$(0.05)
Net asset value, end of period (x)	$40.20		$40.17	$39.75	$39.07	$28.83	$24.56
Total return (%) (k)(r)(s)(x)	0.07	(n)	7.56	8.94	36.85	17.39	(0.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.76	0.76	0.77	0.82	0.84
Expenses after expense reductions (f)	0.76	(a)	0.75	0.76	0.77	0.82	0.84
Net investment income	0.15	(a)	0.08	0.18	0.13	0.45	(0.00	)(w)
Portfolio turnover	12	(n)	31	36	43	52	75
Net assets at end of period (000 omitted)	$1,225,477		$1,273,204	$1,263,935	$1,308,361	$1,007,422	$461,382

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$39.09		$38.77	$38.22	$28.25	$24.13	$24.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.07)	$(0.02)	$(0.04)	$0.07	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	2.66	3.25	10.30	4.05	(0.08)
Total from investment operations	$(0.02)		$2.59	$3.23	$10.26	$4.12	$(0.14)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.04)	$—	$(0.00	)(w)
From net realized gain on investments	—		(2.27)	(2.68)	(0.25)	—	—
Total distributions declared to shareholders	$—		$(2.27)	$(2.68)	$(0.29)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$39.07		$39.09	$38.77	$38.22	$28.25	$24.13
Total return (%) (k)(r)(s)(x)	(0.05	)(n)	7.30	8.68	36.49	17.07	(0.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.01	1.01	1.02	1.07	1.09
Expenses after expense reductions (f)	1.01	(a)	1.00	1.01	1.02	1.07	1.09
Net investment income (loss)	(0.10	)(a)	(0.16)	(0.06)	(0.12)	0.26	(0.25)
Portfolio turnover	12	(n)	31	36	43	52	75
Net assets at end of period (000 omitted)	$226,131		$224,694	$279,063	$242,216	$134,247	$56,810

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 or ratio was less than 0.01%.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,410,287,625	$—	$—	$1,410,287,625
France	—	13,531,637	—	13,531,637
Canada	10,009,044	—	—	10,009,044
Mutual Funds	21,788,806	—	—	21,788,806
Total Investments	$1,442,085,475	$13,531,637	$—	$1,455,617,112

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $7,083,107. The fair value of the fund’s investment securities on loan and a related liability of $2,059,646 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $4,992,828. The value of the fund’s securities on loan net of the related collateral is $30,633 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date.Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$3,791,361
Long-term capital gains	82,539,535
Total distributions	$86,330,896

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$960,915,481
Gross appreciation	504,809,902
Gross depreciation	(10,108,271)
Net unrealized appreciation (depreciation)	$494,701,631

As of 12/31/15
Undistributed ordinary income	771,309
Undistributed long-term capital gain	87,391,889
Other temporary differences	9
Net unrealized appreciation (depreciation)	523,659,833

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$1,996,599	$—	$69,480,678
Service Class	—	—	—	14,853,619
Total	$—	$1,996,599	$—	$84,334,297

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $50,718, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $31,952, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,722.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $1,425 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,192,358 and $1,280,958, respectively. The sales transactions resulted in net realized gains of $363,000.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $172,379,075 and $223,613,556, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,121,337	$43,670,216	3,388,519	$136,302,423
Service Class	863,158	32,379,187	1,353,238	53,496,981
	1,984,495	$76,049,403	4,741,757	$189,799,404
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,948,915	$70,687,159
Service Class	—	—	420,544	14,853,619
	—	$—	2,369,459	$85,540,778
Shares reacquired
Initial Class	(2,332,232)	$(90,739,613)	(5,437,902)	$(221,523,026)
Service Class	(823,511)	(30,664,271)	(3,222,658)	(123,676,250)
	(3,155,743)	$(121,403,884)	(8,660,560)	$(345,199,276)
Net change
Initial Class	(1,210,895)	$(47,069,397)	(100,468)	$(14,533,444)
Service Class	39,647	1,714,916	(1,448,876)	(55,325,650)
	(1,171,248)	$(45,354,481)	(1,549,344)	$(69,859,094)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 11%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $3,837 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,301,115	108,223,628	(101,795,583)	19,729,160

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,175	$19,729,160

16

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® INVESTORS

TRUST SERIES

MFS® Variable Insurance Trust

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.2%
Danaher Corp.	3.1%
Visa, Inc., “A”	2.7%
Thermo Fisher Scientific, Inc.	2.5%
American Tower Corp.	2.5%
Johnson & Johnson	2.3%
Alphabet, Inc., “A”	2.3%
Schlumberger Ltd.	2.1%
Newell Brands, Inc.	2.1%
Comcast Corp., “A”	2.0%

Equity sectors
Financial Services	20.6%
Health Care	14.7%
Consumer Staples	11.1%
Technology	9.8%
Industrial Goods & Services	8.1%
Retailing	7.2%
Leisure	6.5%
Special Products & Services	6.4%
Utilities & Communications	4.8%
Energy	4.3%
Basic Materials	3.0%
Transportation	1.6%
Autos & Housing	1.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.82%	$1,000.00	$1,016.55	$4.11
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
Service Class	Actual	1.07%	$1,000.00	$1,015.21	$5.36
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six-month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.79%, $3.96 and $3.97 for Initial Class and 1.04%, $5.21 and $5.22 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 3.0%
Honeywell International, Inc.	70,110	$8,155,193
United Technologies Corp.	62,192	6,377,790

		$14,532,983

Alcoholic Beverages – 1.9%
Diageo PLC	125,912	$3,523,170
Pernod Ricard S.A.	47,858	5,330,770

		$8,853,940

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	34,663	$5,248,571
NIKE, Inc., “B”	42,719	2,358,089
VF Corp.	66,184	4,069,654

		$11,676,314

Broadcasting – 4.0%
Time Warner, Inc.	105,581	$7,764,427
Twenty-First Century Fox, Inc.	204,074	5,520,202
Walt Disney Co.	58,158	5,689,016

		$18,973,645

Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	21,606	$7,400,703
Blackstone Group LP	80,781	1,982,366
NASDAQ, Inc.	94,964	6,141,322

		$15,524,391

Business Services – 6.4%
Accenture PLC, “A”	81,972	$9,286,608
Cognizant Technology Solutions Corp., “A” (a)	155,196	8,883,419
Fidelity National Information Services, Inc.	123,317	9,085,997
Gartner, Inc. (a)	35,230	3,431,754

		$30,687,778

Cable TV – 2.0%
Comcast Corp., “A”	145,236	$9,467,935

Chemicals – 1.6%
Monsanto Co.	75,721	$7,830,309

Computer Software – 0.7%
Adobe Systems, Inc. (a)	33,109	$3,171,511

Computer Software – Systems – 2.4%
Apple, Inc.	46,086	$4,405,822
EMC Corp.	111,550	3,030,814
Hewlett Packard Enterprise	206,603	3,774,637

		$11,211,273

Construction – 1.1%
Sherwin-Williams Co.	17,517	$5,144,217

Consumer Products – 4.9%
Colgate-Palmolive Co.	72,444	$5,302,901
Estee Lauder Cos., Inc., “A”	23,467	2,135,966

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Kimberly-Clark Corp.	21,214	$2,916,501
Newell Brands, Inc.	201,837	9,803,223
Procter & Gamble Co.	36,593	3,098,329

		$23,256,920

Containers – 1.3%
Crown Holdings, Inc. (a)	126,781	$6,423,993

Electrical Equipment – 4.2%
Danaher Corp.	148,368	$14,985,168
W.W. Grainger, Inc.	22,609	5,137,895

		$20,123,063

Electronics – 2.7%
Broadcom Corp.	60,632	$9,422,213
Texas Instruments, Inc.	54,513	3,415,239

		$12,837,452

Energy – Independent – 2.0%
EOG Resources, Inc.	91,837	$7,661,043
Occidental Petroleum Corp.	25,636	1,937,056

		$9,598,099

Engineering – Construction – 0.8%
Fluor Corp.	76,932	$3,791,209

Food & Beverages – 4.3%
Danone S.A.	95,214	$6,713,791
General Mills, Inc.	38,047	2,713,512
Mead Johnson Nutrition Co., “A”	33,350	3,026,513
Mondelez International, Inc.	177,826	8,092,861

		$20,546,677

General Merchandise – 1.7%
Costco Wholesale Corp.	28,925	$4,542,382
Target Corp.	54,133	3,779,566

		$8,321,948

Insurance – 1.2%
Chubb Ltd.	43,358	$5,667,324

Internet – 4.1%
Alphabet, Inc., “A” (a)	15,359	$10,805,517
Alphabet, Inc., “C” (a)	12,331	8,534,285

		$19,339,802

Major Banks – 9.8%
Bank of America Corp.	694,790	$9,219,863
Goldman Sachs Group, Inc.	49,317	7,327,520
JPMorgan Chase & Co.	246,190	15,298,247
Morgan Stanley	141,714	3,681,730
State Street Corp.	39,732	2,142,349
Wells Fargo & Co.	186,353	8,820,087

		$46,489,796

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 1.1%
McKesson Corp.	27,911	$5,209,588

Medical Equipment – 7.0%
Abbott Laboratories	72,845	$2,863,537
Medtronic PLC	80,748	7,006,504
St. Jude Medical, Inc.	55,907	4,360,746
Stryker Corp.	58,228	6,977,461
Thermo Fisher Scientific, Inc.	81,156	11,991,611

		$33,199,859

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	153,009	$4,477,043

Oil Services – 2.3%
National Oilwell Varco, Inc.	27,988	$941,796
Schlumberger Ltd.	128,150	10,134,102

		$11,075,898

Other Banks & Diversified Financials – 6.4%
American Express Co.	116,896	$7,102,601
BB&T Corp.	87,547	3,117,549
MasterCard, Inc., “A”	86,178	7,588,835
Visa, Inc., “A”	172,396	12,786,611

		$30,595,596

Pharmaceuticals – 6.6%
Allergan PLC (a)	23,746	$5,487,463
Bristol-Myers Squibb Co.	73,858	5,432,256
Eli Lilly & Co.	89,285	7,031,194
Johnson & Johnson	91,866	11,143,346
Zoetis, Inc.	51,154	2,427,769

		$31,522,028

Railroad & Shipping – 1.6%
Canadian National Railway Co.	130,100	$7,683,706

Restaurants – 0.5%
Aramark	71,913	$2,403,332

Specialty Stores – 3.0%
AutoZone, Inc. (a)	8,357	$6,634,121
Ross Stores, Inc.	135,141	7,661,143

		$14,295,264

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 2.5%
American Tower Corp., REIT	102,970	$11,698,422

Utilities – Electric Power – 1.1%
American Electric Power Co., Inc.	46,369	$3,250,003
CMS Energy Corp.	44,103	2,022,564

		$5,272,567

Total Common Stocks (Identified Cost, $311,268,487)		$470,903,882

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5% (Identified Cost, $1,672,245)	33,054	$1,630,884

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	3,634,158	$3,634,158

Total Investments (Identified Cost, $316,574,890)		$476,168,924

OTHER ASSETS, LESS LIABILITIES – 0.0%		169,769

NET ASSETS – 100.0%		$476,338,693

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $312,940,732)	$472,534,766
Underlying affiliated funds, at cost and value	3,634,158
Total investments, at value (identified cost, $316,574,890)	$476,168,924
Foreign currency, at value (identified cost, $28)	28
Receivables for
Fund shares sold	469,023
Interest and dividends	468,023
Other assets	1,275
Total assets		$477,107,273
Liabilities
Payable to custodian	$42,933
Payable for fund shares reacquired	556,445
Payable to affiliates
Investment adviser	19,409
Shareholder servicing costs	551
Distribution and/or service fees	2,727
Payable for independent Trustees’ compensation	837
Accrued expenses and other liabilities	145,678
Total liabilities		$768,580
Net assets		$476,338,693
Net assets consist of
Paid-in capital	$258,981,000
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	159,593,734
Accumulated net realized gain (loss) on investments and foreign currency	52,321,748
Undistributed net investment income	5,442,211
Net assets		$476,338,693
Shares of beneficial interest outstanding		17,720,666

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$272,271,192	10,078,224	$27.02
Service Class	204,067,501	7,642,442	26.70

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$4,028,969
Interest	8,098
Dividends from underlying affiliated funds	8,666
Foreign taxes withheld	(54,190)
Total investment income		$3,991,543
Expenses
Management fee	$1,741,756
Distribution and/or service fees	240,016
Shareholder servicing costs	23,550
Administrative services fee	41,835
Independent Trustees’ compensation	6,346
Custodian fee	24,215
Shareholder communications	42,572
Audit and tax fees	26,556
Legal fees	2,448
Miscellaneous	10,806
Total expenses		$2,160,100
Reduction of expenses by investment adviser	(16,617)
Net expenses		$2,143,483
Net investment income		$1,848,060
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$746,745
Foreign currency	(1,909)
Net realized gain (loss) on investments and foreign currency		$744,836
Change in unrealized appreciation (depreciation)
Investments	$4,573,677
Translation of assets and liabilities in foreign currencies	(300)
Net unrealized gain (loss) on investments and foreign currency translation		$4,573,377
Net realized and unrealized gain (loss) on investments and foreign currency		$5,318,213
Change in net assets from operations		$7,166,273

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$1,848,060	$3,535,967
Net realized gain (loss) on investments and foreign currency	744,836	53,230,039
Net unrealized gain (loss) on investments and foreign currency translation	4,573,377	(58,301,338)
Change in net assets from operations	$7,166,273	$(1,535,332)
Distributions declared to shareholders
From net investment income	$—	$(4,730,839)
From net realized gain on investments	—	(62,960,208)
Total distributions declared to shareholders	$—	$(67,691,047)
Change in net assets from fund share transactions	$(17,147,044)	$(84,170,611)
Total change in net assets	$(9,980,771)	$(153,396,990)
Net assets
At beginning of period	486,319,464	639,716,454
At end of period (including undistributed net investment income of $5,442,211 and $3,594,151, respectively)	$476,338,693	$486,319,464

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.58		$30.41	$29.95	$22.93	$19.41	$20.04
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.21	$0.26	$0.24	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(0.42)	2.92	7.07	3.46	(0.61)
Total from investment operations	$0.44		$(0.21)	$3.18	$7.31	$3.71	$(0.44)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.30)	$(0.29)	$(0.19)	$(0.19)
From net realized gain on investments	—		(3.34)	(2.42)	—	—	—
Total distributions declared to shareholders	$—		$(3.62)	$(2.72)	$(0.29)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$27.02		$26.58	$30.41	$29.95	$22.93	$19.41
Total return (%) (k)(r)(s)(x)	1.66	(n)	0.22	11.01	32.05	19.18	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.81	0.81	0.82	0.82
Expenses after expense reductions (f)	0.82	(a)	0.81	0.81	0.81	0.82	0.82
Net investment income	0.90	(a)	0.73	0.87	0.93	1.15	0.84
Portfolio turnover	6	(n)	17	25	19	28	22
Net assets at end of period (000 omitted)	$272,271		$293,203	$356,389	$405,682	$455,295	$486,500

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.30		$30.13	$29.72	$22.78	$19.31	$19.95
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.19	$0.18	$0.20	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(0.42)	2.88	7.02	3.43	(0.61)
Total from investment operations	$0.40		$(0.28)	$3.07	$7.20	$3.63	$(0.49)
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.24)	$(0.26)	$(0.16)	$(0.15)
From net realized gain on investments	—		(3.34)	(2.42)	—	—	—
Total distributions declared to shareholders	$—		$(3.55)	$(2.66)	$(0.26)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$26.70		$26.30	$30.13	$29.72	$22.78	$19.31
Total return (%) (k)(r)(s)(x)	1.52	(n)	(0.05)	10.71	31.74	18.83	(2.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	1.06	1.06	1.07	1.07
Expenses after expense reductions (f)	1.07	(a)	1.06	1.06	1.06	1.07	1.07
Net investment income	0.65	(a)	0.47	0.63	0.67	0.93	0.60
Portfolio turnover	6	(n)	17	25	19	28	22
Net assets at end of period (000 omitted)	$204,068		$193,116	$283,328	$234,723	$141,806	$78,392

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$444,034,758	$—	$—	$444,034,758
France	—	17,293,132	—	17,293,132
Canada	7,683,706	—	—	7,683,706
United Kingdom	—	3,523,170	—	3,523,170
Mutual Funds	3,634,158	—	—	3,634,158
Total Investments	$455,352,622	$20,816,302	$—	$476,168,924

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$10,112,585
Long-term capital gains	57,578,462
Total distributions	$67,691,047

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$317,969,216
Gross appreciation	162,856,497
Gross depreciation	(4,656,789)
Net unrealized appreciation (depreciation)	$158,199,708

As of 12/31/15
Undistributed ordinary income	4,860,138
Undistributed long-term capital gain	51,670,834
Net unrealized appreciation (depreciation)	153,660,448

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$2,881,791	$—	$33,890,351
Service Class	—	1,849,048	—	29,069,857
Total	$—	$4,730,839	$—	$62,960,208

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $16,617, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $22,696, which equated to 0.0098% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $854.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $465 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $131,553 and $253,943, respectively. The sales transactions resulted in net realized gains (losses) of $98,962.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $28,163,695 and $41,716,569, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	121,236	$3,161,101	299,869	$8,738,742
Service Class	896,167	22,988,921	1,948,065	56,638,016
	1,017,403	$26,150,022	2,247,934	$65,376,758
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,486,344	$36,772,142
Service Class	—	—	1,261,996	30,918,905
	—	$—	2,748,340	$67,691,047
Shares reacquired
Initial Class	(1,075,118)	$(27,987,696)	(2,471,922)	$(73,166,193)
Service Class	(596,283)	(15,309,370)	(5,269,524)	(144,072,223)
	(1,671,401)	$(43,297,066)	(7,741,446)	$(217,238,416)
Net change
Initial Class	(953,882)	$(24,826,595)	(685,709)	$(27,655,309)
Service Class	299,884	7,679,551	(2,059,463)	(56,515,302)
	(653,998)	$(17,147,044)	(2,745,172)	$(84,170,611)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,266 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,635,935	22,272,836	(23,274,613)	3,634,158

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,666	$3,634,158

16

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® MID CAP

GROWTH SERIES

MFS® Variable Insurance Trust

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.5%
Constellation Brands, Inc., “A”	2.2%
Roper Technologies, Inc.	2.1%
Ross Stores, Inc.	2.1%
Aramark	2.0%
Amphenol Corp., “A”	2.0%
FleetCor Technologies, Inc.	1.9%
O’Reilly Automotive, Inc.	1.9%
Henry Schein, Inc.	1.9%
C.R. Bard, Inc.	1.8%

Equity sectors
Special Products & Services	16.2%
Industrial Goods & Services	12.7%
Health Care	12.4%
Retailing	10.5%
Autos & Housing	9.3%
Technology	9.2%
Consumer Staples	9.0%
Financial Services	7.9%
Leisure	6.5%
Basic Materials	2.0%
Utilities & Communications	1.7%
Transportation	1.0%
Energy	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.81%	$1,000.00	$1,014.62	$4.06
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$1,012.74	$5.30
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 2.2%
Orbital ATK, Inc.	37,563	$3,198,114
TransDigm Group, Inc. (a)	20,107	5,302,015

		$8,500,129

Alcoholic Beverages – 2.2%
Constellation Brands, Inc., “A”	51,696	$8,550,518

Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	155,997	$3,920,205
PVH Corp.	18,308	1,725,163

		$5,645,368

Automotive – 2.0%
LKQ Corp. (a)	202,441	$6,417,380
Mobileye N.V. (a)(l)	31,734	1,464,207

		$7,881,587

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	31,140	$3,635,906
Regeneron Pharmaceuticals, Inc. (a)	7,138	2,492,804

		$6,128,710

Brokerage & Asset Managers – 3.3%
Affiliated Managers Group, Inc. (a)	20,645	$2,906,197
Blackstone Group LP	70,159	1,721,702
Intercontinental Exchange, Inc.	12,750	3,263,490
NASDAQ, Inc.	78,397	5,069,934

		$12,961,323

Business Services – 13.8%
Bright Horizons Family Solutions, Inc. (a)	147,119	$9,755,461
Cognizant Technology Solutions Corp., “A” (a)	44,445	2,544,032
CoStar Group, Inc. (a)	7,066	1,545,052
Equifax, Inc.	51,405	6,600,402
Fidelity National Information Services, Inc.	13,504	994,975
Fiserv, Inc. (a)	62,488	6,794,320
FleetCor Technologies, Inc. (a)	52,674	7,539,230
Gartner, Inc. (a)	65,432	6,373,731
Global Payments, Inc.	73,300	5,232,154
Tyler Technologies, Inc. (a)	11,264	1,877,821
Univar, Inc. (a)	83,674	1,582,275
Verisk Analytics, Inc., “A” (a)	37,118	3,009,527

		$53,848,980

Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	17,705	$4,048,071

Computer Software – 2.7%
Akamai Technologies, Inc. (a)	18,743	$1,048,296
Autodesk, Inc. (a)	29,854	1,616,296
Cadence Design Systems, Inc. (a)	127,675	3,102,503
Qlik Technologies, Inc. (a)	26,043	770,352
Sabre Corp.	141,948	3,802,787

		$10,340,234

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.5%
Guidewire Software, Inc. (a)	35,154	$2,171,111
NICE Systems Ltd., ADR	24,288	1,550,789
ServiceNow, Inc. (a)	22,955	1,524,212
SS&C Technologies Holdings, Inc.	149,192	4,189,311
Vantiv, Inc., “A” (a)	71,609	4,053,069

		$13,488,492

Construction – 7.2%
Armstrong Flooring, Inc. (a)	17,309	$293,388
Armstrong World Industries, Inc. (a)	48,190	1,886,639
Fortune Brands Home & Security, Inc.	88,987	5,158,576
Lennox International, Inc.	31,375	4,474,075
Masco Corp.	73,576	2,276,441
Pool Corp.	62,390	5,866,532
Siteone Landscape Supply, Inc. (a)	44,069	1,497,905
Vulcan Materials Co.	56,467	6,796,368

		$28,249,924

Consumer Products – 1.6%
Newell Brands, Inc.	126,659	$6,151,828

Consumer Services – 2.4%
Nord Anglia Education, Inc. (a)	128,762	$2,722,029
Priceline Group, Inc. (a)	1,748	2,182,221
ServiceMaster Global Holdings, Inc. (a)	107,149	4,264,530

		$9,168,780

Containers – 1.0%
CCL Industries, Inc.	10,579	$1,841,079
Crown Holdings, Inc. (a)	38,090	1,930,020

		$3,771,099

Electrical Equipment – 4.8%
Advanced Drainage Systems, Inc.	71,345	$1,952,713
AMETEK, Inc.	108,387	5,010,731
Amphenol Corp., “A”	133,073	7,629,075
Mettler-Toledo International, Inc. (a)	11,249	4,104,985

		$18,697,504

Electronics – 2.8%
Analog Devices, Inc.	61,853	$3,503,354
Monolithic Power Systems, Inc.	33,720	2,303,750
NVIDIA Corp.	112,509	5,289,048

		$11,096,152

Energy – Independent – 0.4%
Pioneer Natural Resources Co.	11,039	$1,669,207

Entertainment – 0.9%
Netflix, Inc. (a)	37,652	$3,444,405

Food & Beverages – 5.2%
Blue Buffalo Pet Products, Inc. (a)(l)	78,739	$1,837,768
Chr. Hansen Holding A.S.	60,695	3,985,528
Freshpet, Inc. (a)(l)	100,153	934,427
J.M. Smucker Co.	28,002	4,267,785

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., “A”	30,094	$2,731,031
Monster Worldwide, Inc. (a)	12,850	2,065,124
WhiteWave Foods Co., “A” (a)	97,738	4,587,822

		$20,409,485

Gaming & Lodging – 0.3%
MGM Mirage (a)	50,902	$1,151,912

General Merchandise – 2.4%
Dollar Tree, Inc. (a)	66,136	$6,232,657
Five Below, Inc. (a)	69,969	3,247,261

		$9,479,918

Insurance – 1.0%
Aon PLC	36,630	$4,001,095

Internet – 0.2%
LinkedIn Corp., “A” (a)	4,996	$945,493

Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	40,630	$3,078,129

Machinery & Tools – 5.2%
Colfax Corp. (a)	61,269	$1,621,178
Flowserve Corp.	105,577	4,768,913
Roper Technologies, Inc.	49,084	8,371,767
SPX FLOW, Inc. (a)	32,793	854,914
WABCO Holdings, Inc. (a)	51,248	4,692,779

		$20,309,551

Medical & Health Technology & Services – 2.5%
Adeptus Health, Inc., “A” (a)(l)	11,712	$605,042
Henry Schein, Inc. (a)	41,008	7,250,214
VCA, Inc. (a)	30,056	2,032,086

		$9,887,342

Medical Equipment – 7.9%
C.R. Bard, Inc.	29,171	$6,859,852
Cooper Cos., Inc.	31,297	5,369,626
DexCom, Inc. (a)	25,793	2,046,159
Edwards Lifesciences Corp. (a)	7,591	757,050
Integra LifeSciences Holdings Corp. (a)	21,476	1,713,355
PerkinElmer, Inc.	119,118	6,244,166
Steris PLC	50,405	3,465,344
VWR Corp. (a)	144,834	4,185,703

		$30,641,255

Oil Services – 0.2%
FMC Technologies, Inc. (a)	24,978	$666,163

Other Banks & Diversified Financials – 2.2%
First Republic Bank	43,863	$3,069,971
MasterCard, Inc., “A”	64,015	5,637,161

		$8,707,132

Pharmaceuticals – 0.5%
Allergan PLC (a)	8,063	$1,863,279

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	39,467	$2,056,625

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.0%
Kansas City Southern Co.	42,470	$3,826,122

Real Estate – 1.3%
Extra Space Storage, Inc., REIT	56,701	$5,247,111

Restaurants – 3.5%
Aramark	232,663	$7,775,597
Domino’s Pizza, Inc.	15,879	2,086,181
Dunkin Brands Group, Inc.	82,526	3,599,784

		$13,461,562

Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	113,457	$3,010,014
PolyOne Corp.	27,423	966,387

		$3,976,401

Specialty Stores – 6.7%
Burlington Stores, Inc. (a)	14,690	$979,970
Lululemon Athletica, Inc. (a)	30,662	2,264,695
O’Reilly Automotive, Inc. (a)	26,854	7,280,119
Ross Stores, Inc.	142,525	8,079,742
Tiffany & Co.	17,784	1,078,422
Tractor Supply Co.	68,778	6,271,178

		$25,954,126

Telecommunications – Wireless – 1.7%
SBA Communications Corp. (a)	62,740	$6,772,156

Total Common Stocks (Identified Cost, $278,652,927)		$386,077,168

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	4,471,007	$4,471,007

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	2,734,002	$2,734,002

Total Investments (Identified Cost, $285,857,936)		$393,282,177

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(3,137,820)

NET ASSETS – 100.0%		$390,144,357

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $281,386,929)	$388,811,170
Underlying affiliated funds, at cost and value	4,471,007
Total investments, at value, including $2,785,415 of securities on loan (identified cost, $285,857,936)	$393,282,177
Foreign currency, at value (identified cost, $3,465)	3,482
Receivables for
Investments sold	900,967
Fund shares sold	28,392
Interest and dividends	128,154
Other assets	1,154
Total assets		$394,344,326
Liabilities
Payables for
Investments purchased	$1,096,102
Fund shares reacquired	274,028
Collateral for securities loaned, at value (c)	2,734,002
Payable to affiliates
Investment adviser	15,900
Shareholder servicing costs	71
Distribution and/or service fees	1,131
Payable for independent Trustees’ compensation	20
Accrued expenses and other liabilities	78,715
Total liabilities		$4,199,969
Net assets		$390,144,357
Net assets consist of
Paid-in capital	$244,315,241
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	107,424,998
Accumulated net realized gain (loss) on investments and foreign currency	38,810,647
Accumulated net investment loss	(406,529)
Net assets		$390,144,357
Shares of beneficial interest outstanding		47,315,461

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$305,668,000	36,692,305	$8.33
Service Class	84,476,357	10,623,156	7.95

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net Investment loss
Income
Dividends	$1,184,736
Interest	57,571
Dividends from underlying affiliated funds	13,284
Foreign taxes withheld	(2,370)
Total investment income		$1,253,221
Expenses
Management fee	$1,447,856
Distribution and/or service fees	102,461
Shareholder servicing costs	10,126
Administrative services fee	35,598
Independent Trustees’ compensation	5,425
Custodian fee	18,803
Shareholder communications	14,663
Audit and tax fees	27,276
Legal fees	1,860
Miscellaneous	9,510
Total expenses		$1,673,578
Reduction of expenses by investment adviser	(13,828)
Net expenses		$1,659,750
Net investment loss		$(406,529)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$9,581,177
Foreign currency	(868)
Net realized gain (loss) on investments and foreign currency		$9,580,309
Change in unrealized appreciation (depreciation)
Investments	$(4,280,483)
Translation of assets and liabilities in foreign currencies	618
Net unrealized gain (loss) on investments and foreign currency translation		$(4,279,865)
Net realized and unrealized gain (loss) on investments and foreign currency		$5,300,444
Change in net assets from operations		$4,893,915

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment loss	$(406,529)	$(1,658,477)
Net realized gain (loss) on investments and foreign currency	9,580,309	32,059,153
Net unrealized gain (loss) on investments and foreign currency translation	(4,279,865)	(8,819,546)
Change in net assets from operations	$4,893,915	$21,581,130
Distributions declared to shareholders
From net realized gain on investments	$—	$(42,235,087)
Change in net assets from fund share transactions	$(26,511,481)	$(20,270,732)
Total change in net assets	$(21,617,566)	$(40,924,689)
Net assets
At beginning of period	411,761,923	452,686,612
At end of period (including accumulated net investment loss of $406,529 and $0, respectively)	$390,144,357	$411,761,923

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$8.21		$8.76	$9.00	$6.56	$5.63	$5.99
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.03)	$(0.02)	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		0.39	0.80	2.49	0.94	(0.33)
Total from investment operations	$0.12		$0.36	$0.77	$2.47	$0.93	$(0.36)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.91)	$(1.01)	$(0.03)	$—	$—
Net asset value, end of period (x)	$8.33		$8.21	$8.76	$9.00	$6.56	$5.63
Total return (%) (k)(r)(s)(x)	1.46	(n)	4.61	8.86	37.72	16.52	(6.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.81	0.81	0.89	0.88
Expenses after expense reductions (f)	0.81	(a)	0.80	0.80	0.81	0.89	0.88
Net investment loss	(0.16	)(a)(l)	(0.33)	(0.34)	(0.26)	(0.10)	(0.44)
Portfolio turnover	22	(n)	37	49	62	65	71
Net assets at end of period (000 omitted)	$305,668		$324,754	$363,788	$393,212	$359,488	$84,387

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$7.85		$8.43	$8.72	$6.38	$5.48	$5.84
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.05)	$(0.04)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.38	0.77	2.41	0.92	(0.32)
Total from investment operations	$0.10		$0.33	$0.72	$2.37	$0.90	$(0.36)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.91)	$(1.01)	$(0.03)	$—	$—
Net asset value, end of period (x)	$7.95		$7.85	$8.43	$8.72	$6.38	$5.48
Total return (%) (k)(r)(s)(x)	1.27	(n)	4.43	8.56	37.22	16.42	(6.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.06	1.06	1.14	1.13
Expenses after expense reductions (f)	1.06	(a)	1.05	1.05	1.06	1.14	1.13
Net investment loss	(0.40	)(a)(l)	(0.57)	(0.59)	(0.51)	(0.35)	(0.70)
Portfolio turnover	22	(n)	37	49	62	65	71
Net assets at end of period (000 omitted)	$84,476		$87,008	$88,899	$90,854	$76,779	$30,142

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$374,513,537	$—	$—	$374,513,537
Denmark	—	3,985,528	—	3,985,528
Israel	3,014,995	—	—	3,014,995
Hong Kong	2,722,029	—	—	2,722,029
Canada	1,841,079	—	—	1,841,079
Mutual Funds	7,205,009	—	—	7,205,009
Total Investments	$389,296,649	$3,985,528	$—	$393,282,177

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,785,415. The fair value of the fund’s investment securities on loan and a related liability of $2,734,002 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury obligations of $8,501. The value of the fund’s securities on loan net of the related collateral is $42,912 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015 the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016 custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$11,579,972
Long-term capital gains	30,655,115
Total distributions	$42,235,087

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$286,440,979
Gross appreciation	112,385,821
Gross depreciation	(5,544,623)
Net unrealized appreciation (depreciation)	$106,841,198

As of 12/31/15
Undistributed long-term capital gain	30,751,706
Capital loss carryforwards	(938,323)
Other temporary differences	139
Net unrealized appreciation (depreciation)	111,121,679

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 10, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(938,323)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$33,110,175
Service Class	—	9,124,912
Total	$—	$42,235,087

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $13,828, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $9,193, which equated to 0.0048% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $933.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $389 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $560,183. The sales transactions resulted in net realized gains of $256,127.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $84,147,650 and $107,492,198, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	370,381	$2,927,574	2,314,642	$19,663,750
Service Class	925,354	7,067,467	1,902,483	16,016,393
	1,295,735	$9,995,041	4,217,125	$35,680,143
Shares issued to shareholders in reinvestment of distributions	—
Initial Class	—	$—	4,234,038	$33,110,175
Service Class	—	—	1,219,908	9,124,912
	—	$—	5,453,946	$42,235,087
Shares reacquired
Initial Class	(3,220,909)	$(25,983,622)	(8,536,082)	$(76,384,073)
Service Class	(1,387,062)	(10,522,900)	(2,580,067)	(21,801,889)
	(4,607,971)	$(36,506,522)	(11,116,149)	$(98,185,962)
Net change
Initial Class	(2,850,528)	$(23,056,048)	(1,987,402)	$(23,610,148)
Service Class	(461,708)	(3,455,433)	542,324	3,339,416
	(3,312,236)	$(26,511,481)	(1,445,078)	$(20,270,732)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32%, 10%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,057 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,278,652	33,620,318	(38,427,963)	4,471,007

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,284	$4,471,007

16

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	3.0%
Healthcare Services Group, Inc.	2.1%
Masimo Corp.	2.0%
Steris PLC	2.0%
Sabre Corp.	1.8%
Gartner, Inc.	1.7%
SS&C Technologies Holdings, Inc.	1.7%
Berry Plastics Group, Inc.	1.7%
Live Nation, Inc.	1.5%
ServiceMaster Global Holdings, Inc.	1.5%

Equity sectors
Health Care	25.3%
Technology	16.5%
Special Products & Services	14.7%
Industrial Goods & Services	6.5%
Leisure	6.4%
Basic Materials	6.3%
Financial Services	6.2%
Autos & Housing	5.4%
Retailing	4.3%
Consumer Staples	2.9%
Energy	1.0%
Transportation	1.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.94%	$1,000.00	$1,008.39	$4.69
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
Service Class	Actual	1.19%	$1,000.00	$1,007.61	$5.94
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.5%
Aerospace – 1.0%
HEICO Corp.	45,593	$3,046,065
Orbital ATK, Inc.	39,176	3,335,445

		$6,381,510

Automotive – 0.9%
Fenix Parts, Inc. (a)(l)	761,909	$2,994,302
Mobileye N.V. (a)(l)	67,173	3,099,362

		$6,093,664

Biotechnology – 4.6%
Acadia Pharmaceuticals, Inc. (a)	86,506	$2,807,985
Alder Biopharmaceuticals, Inc. (a)	52,612	1,313,722
Alnylam Pharmaceuticals, Inc. (a)	27,090	1,503,224
AMAG Pharmaceuticals, Inc. (a)(l)	150,560	3,601,395
Amicus Therapeutics, Inc. (a)	246,325	1,344,935
Exact Sciences Corp. (a)(l)	163,681	2,005,092
MiMedx Group, Inc. (a)(l)	359,469	2,868,563
Neurocrine Biosciences, Inc. (a)	44,025	2,000,936
Novavax, Inc. (a)(l)	298,445	2,169,695
Seres Therapeutics, Inc. (a)(l)	68,740	1,996,897
Spark Therapeutics, Inc. (a)(l)	40,752	2,083,650
Tesaro, Inc. (a)	71,567	6,015,206
VTV Therapeutics, Inc. (a)(l)	159,438	924,740

		$30,636,040

Broadcasting – 1.5%
Live Nation, Inc. (a)	440,644	$10,355,134

Brokerage & Asset Managers – 1.4%
NASDAQ, Inc.	83,493	$5,399,492
Raymond James Financial, Inc.	83,708	4,126,804

		$9,526,296

Business Services – 10.4%
Bright Horizons Family Solutions, Inc. (a)	298,765	$19,811,107
CoStar Group, Inc. (a)	29,757	6,506,666
Gartner, Inc. (a)	118,372	11,530,617
Global Payments, Inc.	108,699	7,758,935
Travelport Worldwide Ltd.	348,956	4,498,043
Tyler Technologies, Inc. (a)	19,148	3,192,163
Ultimate Software Group, Inc. (a)	31,589	6,642,851
Univar, Inc. (a)	233,790	4,420,969
WNS (Holdings) Ltd., ADR (a)	206,197	5,567,319

		$69,928,670

Chemicals – 0.6%
Ingevity Corp. (a)	121,475	$4,135,009

Computer Software – 6.7%
2U, Inc. (a)(l)	230,783	$6,787,328
Aspen Technology, Inc. (a)	160,926	6,475,662
Cadence Design Systems, Inc. (a)	290,228	7,052,540
Enghouse Systems Ltd.	82,986	3,519,334
Paylocity Holding Corp. (a)	95,025	4,105,080

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Sabre Corp.	446,087	$11,950,671
SecureWorks Corp. (a)	352,703	4,973,112

		$44,863,727

Computer Software – Systems – 7.3%
Fleetmatics Group PLC (a)	184,026	$7,973,847
Kinaxis, Inc. (a)	52,069	2,090,901
Model N, Inc. (a)	281,433	3,757,131
NICE Systems Ltd., ADR	132,741	8,475,513
Proofpoint, Inc. (a)	84,560	5,334,890
Q2 Holdings, Inc. (a)	106,937	2,996,375
Rapid7, Inc. (a)	305,066	3,837,730
ServiceNow, Inc. (a)	45,749	3,037,734
SS&C Technologies Holdings, Inc.	405,010	11,372,681

		$48,876,802

Construction – 4.5%
Interface, Inc.	269,398	$4,108,320
Lennox International, Inc.	39,783	5,673,056
Pool Corp.	59,346	5,580,304
Siteone Landscape Supply, Inc. (a)	197,521	6,713,739
Summit Materials, Inc., “A” (a)	284,677	5,824,491
Techtronic Industries Co. Ltd.	590,500	2,471,965

		$30,371,875

Consumer Services – 2.7%
Carriage Services, Inc.	127,200	$3,012,096
Nord Anglia Education, Inc. (a)	232,660	4,918,432
ServiceMaster Global Holdings, Inc. (a)	248,458	9,888,628

		$17,819,156

Containers – 1.7%
Berry Plastics Group, Inc. (a)	289,648	$11,252,825

Electrical Equipment – 0.8%
AMETEK, Inc.	119,303	$5,515,378

Electronics – 2.5%
Iriso Electronics Co. Ltd.	34,331	$1,911,794
Monolithic Power Systems, Inc.	99,545	6,800,914
Silicon Laboratories, Inc. (a)	134,325	6,547,001
Solaredge Technologies, Inc. (a)(l)	70,197	1,375,861

		$16,635,570

Engineering – Construction – 1.4%
GMS, Inc. (a)	219,420	$4,882,095
Team, Inc. (a)	180,154	4,473,224

		$9,355,319

Food & Beverages – 3.4%
Amplify Snack Brands, Inc. (a)(l)	66,351	$978,677
Blue Buffalo Pet Products, Inc. (a)(l)	137,778	3,215,739
Flex Pharma, Inc. (a)(l)	129,107	1,318,182
Freshpet, Inc. (a)(l)	428,362	3,996,617
Performance Food Group Co. (a)	133,616	3,595,607

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Snyders-Lance, Inc.	197,131	$6,680,770
WhiteWave Foods Co., “A” (a)	68,259	3,204,077

		$22,989,669

Gaming & Lodging – 0.5%
La Quinta Holdings, Inc. (a)	293,787	$3,349,172

General Merchandise – 1.7%
Five Below, Inc. (a)	186,014	$8,632,910
Ollie’s Bargain Outlet Holdings, Inc. (a)	125,138	3,114,685

		$11,747,595

Machinery & Tools – 2.4%
Allison Transmission Holdings, Inc.	251,206	$7,091,545
SPX FLOW, Inc. (a)	166,151	4,331,557
WABCO Holdings, Inc. (a)	47,522	4,351,590

		$15,774,692

Medical & Health Technology & Services – 7.3%
Adeptus Health, Inc., “A” (a)(l)	89,577	$4,627,548
Brookdale Senior Living, Inc. (a)	233,790	3,609,718
Capital Senior Living Corp. (a)	243,197	4,297,291
Healthcare Services Group, Inc.	340,265	14,080,166
INC Research Holdings, Inc., “A” (a)	91,929	3,505,253
MEDNAX, Inc. (a)	96,087	6,959,581
Premier, Inc., “A” (a)	180,720	5,909,544
VCA, Inc. (a)	87,503	5,916,078

		$48,905,179

Medical Equipment – 11.9%
AtriCure, Inc. (a)	144,943	$2,048,045
Cepheid, Inc. (a)	165,406	5,086,235
DexCom, Inc. (a)	71,690	5,687,168
Hologic, Inc. (a)	227,929	7,886,343
Insulet Corp. (a)	127,498	3,855,540
Integra LifeSciences Holdings Corp. (a)	72,254	5,764,424
Masimo Corp. (a)	261,186	13,716,183
NxStage Medical, Inc. (a)	301,802	6,543,067
PerkinElmer, Inc.	183,074	9,596,739
Steris PLC	190,288	13,082,300
VWR Corp. (a)	221,457	6,400,107

		$79,666,151

Oil Services – 1.0%
Forum Energy Technologies, Inc. (a)	226,872	$3,927,154
Patterson-UTI Energy, Inc.	142,129	3,030,190

		$6,957,344

Other Banks & Diversified Financials – 2.6%
Bank of The Ozarks, Inc.	98,021	$3,677,748
First Republic Bank	60,809	4,256,022
Texas Capital Bancshares, Inc. (a)	126,302	5,905,882
Webster Financial Corp.	107,127	3,636,962

		$17,476,614

Pharmaceuticals – 1.6%
Aratana Therapeutics, Inc. (a)(l)	352,125	$2,225,430
Collegium Pharmaceutical, Inc. (a)	181,325	2,148,701

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
MediWound Ltd. (a)	171,982	$1,348,339
TherapeuticsMD, Inc. (a)(l)	589,339	5,009,382

		$10,731,852

Pollution Control – 0.9%
Clean Harbors, Inc. (a)	121,302	$6,321,047

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	547,423	$2,069,259

Real Estate – 2.2%
Big Yellow Group PLC, REIT	265,227	$2,765,900
Sovran Self Storage, Inc., REIT	49,520	5,195,638
Tanger Factory Outlet Centers, Inc., REIT	162,948	6,547,251

		$14,508,789

Restaurants – 3.8%
Chuy’s Holdings, Inc. (a)	92,932	$3,216,377
Dave & Buster’s, Inc. (a)	58,977	2,759,534
Domino’s Pizza, Inc.	23,438	3,079,284
Dunkin Brands Group, Inc.	127,868	5,577,602
U.S. Foods Holding Corp. (a)	244,687	5,931,213
Wingstop, Inc. (a)	174,601	4,757,877

		$25,321,887

Special Products & Services – 1.6%
Boyd Group Income Fund, IEU	109,042	$6,267,626
Nexeo Solutions, Inc. (a)	314,794	3,025,170
Nexeo Solutions, Inc. (a)(z)	134,847	1,245,484

		$10,538,280

Specialty Chemicals – 4.0%
Albemarle Corp.	42,710	$3,387,330
Axalta Coating Systems Ltd. (a)	323,466	8,581,553
Ferroglobe PLC	515,235	4,436,173
PolyOne Corp.	135,107	4,761,171
RPM International, Inc.	112,354	5,612,082

		$26,778,309

Specialty Stores – 2.6%
Citi Trends, Inc.	314,922	$4,890,739
Monro Muffler Brake, Inc.	94,707	6,019,577
Urban Outfitters, Inc. (a)	229,757	6,318,318

		$17,228,634

Trucking – 0.7%
Swift Transportation Co. (a)	311,110	$4,794,205

Total Common Stocks (Identified Cost, $578,979,760)		$646,905,653

MONEY MARKET FUNDS – 3.5%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	23,597,991	$23,597,991

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 2.8%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	18,925,846	$18,925,846

Total Investments (Identified Cost, $621,503,597)		$689,429,490

OTHER ASSETS, LESS LIABILITIES – (2.8)%		(18,598,094)

NET ASSETS – 100.0%		$670,831,396

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions, Inc.	5/06/16	$1,348,470	$1,245,484
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $597,905,606)	$665,831,499
Underlying affiliated funds, at cost and value	23,597,991
Total investments, at value, including $18,636,313 of securities on loan (identified cost, $621,503,597)	$689,429,490
Receivables for
Investments sold	3,493,761
Fund shares sold	57,419
Interest and dividends	173,676
Other assets	1,759
Total assets		$693,156,105
Liabilities
Payables for
Investments purchased	$1,751,516
Fund shares reacquired	1,435,267
Collateral for securities loaned, at value (c)	18,925,846
Payable to affiliates
Investment adviser	17,416
Shareholder servicing costs	265
Distribution and/or service fees	5,011
Payable for independent Trustees’ compensation	27
Accrued expenses and other liabilities	189,361
Total liabilities		$22,324,709
Net assets		$670,831,396
Net assets consist of
Paid-in capital	$582,914,541
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	67,923,550
Accumulated net realized gain (loss) on investments and foreign currency	21,674,030
Accumulated net investment loss	(1,680,725)
Net assets		$670,831,396
Shares of beneficial interest outstanding		44,709,278

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$293,684,997	18,800,094	$15.62
Service Class	377,146,399	25,909,184	14.56

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment loss
Income
Dividends	$1,537,091
Income on securities loaned	234,722
Dividends from underlying affiliated funds	38,603
Foreign taxes withheld	(16,119)
Total investment income		$1,794,297
Expenses
Management fee	$2,893,351
Distribution and/or service fees	449,669
Shareholder servicing costs	25,728
Administrative services fee	56,091
Independent Trustees’ compensation	9,121
Custodian fee	32,610
Shareholder communications	64,293
Audit and tax fees	28,419
Legal fees	3,447
Miscellaneous	13,301
Total expenses		$3,576,030
Reduction of expenses by investment adviser	(101,008)
Net expenses		$3,475,022
Net investment loss		$(1,680,725)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(2,523,802)
Foreign currency	(7,176)
Net realized gain (loss) on investments and foreign currency		$(2,530,978)
Change in unrealized appreciation (depreciation)
Investments	$8,142,900
Translation of assets and liabilities in foreign currencies	(2,353)
Net unrealized gain (loss) on investments and foreign currency translation		$8,140,547
Net realized and unrealized gain (loss) on investments and foreign currency		$5,609,569
Change in net assets from operations		$3,928,844

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment loss	$(1,680,725)	$(5,088,364)
Net realized gain (loss) on investments and foreign currency	(2,530,978)	42,740,504
Net unrealized gain (loss) on investments and foreign currency translation	8,140,547	(47,368,882)
Change in net assets from operations	$3,928,844	$(9,716,742)
Distributions declared to shareholders
From net realized gain on investments	$—	$(25,964,753)
Change in net assets from fund share transactions	$(34,215,026)	$(123,920,193)
Total change in net assets	$(30,286,182)	$(159,601,688)
Net assets
At beginning of period	701,117,578	860,719,266
At end of period (including accumulated net investment loss of $1,680,725 and $0, respectively)	$670,831,396	$701,117,578

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.49		$16.32	$22.07	$15.72	$14.29	$18.31
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.08)	$(0.09)	$(0.08)	$(0.05)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		(0.22)	(1.42)	6.59	3.00	(1.70)
Total from investment operations	$0.13		$(0.30)	$(1.51)	$6.51	$2.95	$(1.80)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.53)	$(4.24)	$(0.16)	$(1.52)	$(2.22)
Net asset value, end of period (x)	$15.62		$15.49	$16.32	$22.07	$15.72	$14.29
Total return (%) (k)(r)(s)(x)	0.84	(n)	(1.89)	(7.26)	41.52	21.22	(10.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	0.96	0.96	0.97	0.98
Expenses after expense reductions (f)	0.94	(a)	0.94	0.95	0.96	0.97	0.98
Net investment loss	(0.38	)(a)	(0.48)	(0.46)	(0.44)	(0.29)	(0.56)
Portfolio turnover	33	(n)	60	96	104	122	177
Net assets at end of period (000 omitted)	$293,685		$312,151	$391,474	$424,432	$395,107	$363,412

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.45		$15.30	$21.02	$15.01	$13.74	$17.74
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.11)	$(0.13)	$(0.12)	$(0.08)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.21)	(1.35)	6.29	2.87	(1.64)
Total from investment operations	$0.11		$(0.32)	$(1.48)	$6.17	$2.79	$(1.78)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.53)	$(4.24)	$(0.16)	$(1.52)	$(2.22)
Net asset value, end of period (x)	$14.56		$14.45	$15.30	$21.02	$15.01	$13.74
Total return (%) (k)(r)(s)(x)	0.76	(n)	(2.15)	(7.49)	41.22	20.90	(10.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.21	1.21	1.21	1.22	1.23
Expenses after expense reductions (f)	1.19	(a)	1.19	1.20	1.21	1.22	1.23
Net investment loss	(0.63	)(a)	(0.73)	(0.72)	(0.69)	(0.53)	(0.80)
Portfolio turnover	33	(n)	60	96	104	122	177
Net assets at end of period (000 omitted)	$377,146		$388,966	$469,245	$578,617	$393,224	$312,589

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$601,154,425	$—	$1,245,484	$602,399,909
Israel	12,923,215	—	—	12,923,215
Canada	11,877,860	—	—	11,877,860
Hong Kong	4,918,432	2,471,965	—	7,390,397
India	5,567,319	—	—	5,567,319
United Kingdom	—	2,765,900	—	2,765,900
Greece	2,069,259	—	—	2,069,259
Japan	—	1,911,794	—	1,911,794
Mutual Funds	42,523,837	—	—	42,523,837
Total Investments	$681,034,347	$7,149,659	$1,245,484	$689,429,490

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$—
Purchases	1,348,470
Change in unrealized appreciation (depreciation)	(102,986)
Balance as of 6/30/16	$1,245,484

The net change in unrealized appreciation (depreciation) from investments held as level 3 at June 30, 2016 is $(102,986). At June 30, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $18,636,313. The fair value of the fund’s investment securities

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

on loan and a related liability of $18,925,846 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $23,982. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Long-term capital gains	$25,964,753

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$628,102,693
Gross appreciation	107,503,965
Gross depreciation	(46,177,168)
Net unrealized appreciation (depreciation)	$61,326,797

As of 12/31/15
Undistributed ordinary income	$13,236,547
Undistributed long-term capital gain	17,449,126
Other temporary differences	118,441
Net unrealized appreciation (depreciation)	53,183,897

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$10,547,386
Service Class	—	15,417,367
Total	$—	$25,964,753

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $22,985, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $78,023 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $23,884, which equated to

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

0.0074% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,844.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $649 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,634,616 and $2,450,017, respectively. The sales transactions resulted in net realized gains (losses) of $(115,573).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $213,061,784 and $250,547,691, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	558,910	$8,173,956	1,819,811	$30,303,575
Service Class	1,728,603	22,870,629	7,789,496	120,920,972
	2,287,513	$31,044,585	9,609,307	$151,224,547
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	677,417	$10,547,386
Service Class	—	—	1,060,342	15,417,367
	—	$—	1,737,759	$25,964,753
Shares reacquired
Initial Class	(1,907,942)	$(28,019,742)	(6,328,466)	$(106,724,000)
Service Class	(2,730,241)	(37,239,869)	(12,599,958)	(194,385,493)
	(4,638,183)	$(65,259,611)	(18,928,424)	$(301,109,493)
Net change
Initial Class	(1,349,032)	$(19,845,786)	(3,831,238)	$(65,873,039)
Service Class	(1,001,638)	(14,369,240)	(3,750,120)	(58,047,154)
	(2,350,670)	$(34,215,026)	(7,581,358)	$(123,920,193)

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 4%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,764 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$23,019,974	$103,455,813	$(102,877,796)	$23,597,991

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,603	$23,597,991

17

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2016

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

VFB-SEM

MFS® TOTAL RETURN BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Total Return Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	38.5%
Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	10.9%
Commercial Mortgage-Backed Securities	10.3%
High Yield Corporates	7.5%
Asset-Backed Securities	3.5%
U.S. Government Agencies	2.4%
Collateralized Debt Obligations	2.3%
Emerging Markets Bonds	0.4%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	10.9%
AA	1.6%
A	13.2%
BBB	26.6%
BB	7.2%
B	2.7%
CCC	0.4%
C (o)	0.0%
U.S. Government	11.4%
Federal Agencies	24.8%
Not Rated	(0.5)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	1.1%
Other	0.6%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	8.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.53%	$1,000.00	$1,056.92	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.23	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,055.56	$3.99
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Total Return Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.1%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,012,709

Asset-Backed & Securitized – 16.1%
Alm XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.064%, 7/28/2026 (n)	$9,007,942	$8,967,519
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.923%, 10/25/2035	2,800,000	2,766,575
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	6,042,000	6,052,299
Babson Ltd., CLO, FRN, 1.734%, 4/20/2025 (n)	9,870,445	9,766,115
Ballyrock Ltd., 1.816%, 5/20/2025 (z)	3,269,000	3,226,930
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/2043 (n)	2,801,036	2,839,037
Banc of America Commercial Mortgage, Inc., FRN, 5.784%, 4/24/2049 (n)	637,169	640,644
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	8,700,365	8,815,352
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	239,196	855
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	168,549	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	455,388	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	226,892	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037 (i)(z)	495,092	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040 (z)	122,711	88,507
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/2045	4,792,304	4,875,933
Bear Stearns Cos., Inc., “A2”, FRN, 0.896%, 12/25/2042	967,818	949,803
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.886%, 8/01/2024 (n)	5,669,598	5,654,977
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	8,705,000	8,768,733
Chesapeake Funding LLC, “A”, FRN, 0.914%, 1/07/2025 (n)	4,307,800	4,305,193
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,398,386
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	8,208,369
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	12,794,632	12,929,125
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	10,410,000	10,588,829
CNH Wholesale Master Note Trust, “A”, FRN, 1.042%, 8/15/2019 (n)	10,568,000	10,567,998

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Acceptance Corp., FRN, 2.259%, 9/15/2030 (i)	$22,777	$93
Commercial Mortgage Asset Trust, FRN, 0.645%, 1/17/2032 (i)(z)	481,928	879
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	1,009,483	1,014,187
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	8,112,667
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,204,723
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,470,385
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,742,660
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,952,845
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,174,354
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.137%, 9/15/2039	8,253,105	8,518,503
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	13,668,432	13,816,229
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.137%, 9/15/2039	6,667,307	6,893,151
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039	1,575,013	1,577,611
Credit-Based Asset Servicing & Securitization LLC, 4.07%, 12/25/2035	19,846	19,637
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,902,120
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/2046	1,881,053	1,938,854
CWCapital LLC, 5.223%, 8/15/2048	313,986	314,903
Dryden Senior Loan Fund, CLO, “A”, FRN, 2.008%, 1/15/2025 (n)	7,548,370	7,520,483
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	1,279	310
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043 (i)(q)(z)	80,451	283
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 2.032%, 1/17/2026 (n)	8,321,193	8,248,135
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	4,559,000	4,650,689
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	10,726,000	10,956,837
Galaxy CLO Ltd., 3.226%, 11/16/2025 (z)	5,290,000	5,002,640
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	974,966	993,715
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	11,128,879	11,315,127

4

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$7,904,407	$8,459,254
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.742%, 1/15/2019	977,461	977,559
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.995%, 12/10/2027 (n)	1,887,847	1,886,370
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.845%, 4/10/2028 (z)	3,437,101	3,427,924
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	10,028,138
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,308,428	3,493,423
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/2045	100,563	100,466
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	600,000	655,230
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.927%, 6/15/2049	557,241	563,897
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.131%, 2/15/2051	66,174	66,040
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	9,677,430	9,851,459
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.791%, 7/15/2042 (n)(q)	130,000	33,800
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.887%, 2/12/2049	741,135	757,727
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.927%, 6/15/2049	15,944,203	15,946,451
JPMorgan Mortgage Trust, “A1”, FRN, 2.492%, 10/25/2033	289,096	281,172
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	936,223	932,854
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/2039	925,828	926,529
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.184%, 2/18/2030 (i)	17,637	106
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.514%, 5/25/2036	710,337	682,826
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.394%, 4/25/2035	501,241	472,791
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.021%, 6/12/2050	116,081	115,894
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,326,340
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/2049	14,764,000	14,740,417

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I, Inc., FRN, 1.135%, 11/15/2030 (i)(n)	$66,295	$935
Morgan Stanley Re-REMIC Trust, FRN, 5.988%, 8/15/2045 (n)	11,500,000	11,725,178
Motor PLC, 2015-1A, “A1”, FRN, 1.053%, 6/25/2022 (n)	3,861,192	3,851,114
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,772,000	6,740,921
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,561,469
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/2020	9,277,000	9,309,217
Preferred Term Securities XIX Ltd., CDO, FRN, 1.002%, 12/22/2035 (z)	321,198	226,589
Race Point CLO Ltd., “A”, FRN, 1.885%, 2/20/2025 (n)	7,740,000	7,682,941
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	81,482	67,792
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.788%, 7/22/2019 (n)	6,106,000	6,031,105
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.147%, 2/15/2051	6,644,319	6,781,833
Wachovia Bank Commercial Mortgage Trust, FRN, 5.888%, 6/15/2049	13,489,441	13,902,265
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	11,534,158

		$408,895,383

Automotive – 0.9%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,567,945
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,967,862
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,498,235
Johnson Controls, Inc., 4.625%, 7/02/2044	2,272,000	2,399,789
Johnson Controls, Inc., 5.7%, 3/01/2041	2,075,000	2,385,866
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	6,214,000	6,241,379

		$22,061,076

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$15,308,931

Broadcasting – 0.3%
Omnicom Group, Inc., 3.65%, 11/01/2024	$1,872,000	$1,973,565
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	2,857,000	2,678,846
SES S.A., 5.3%, 4/04/2043 (z)	3,272,000	3,143,270

		$7,795,681

Brokerage & Asset Managers – 0.9%
CME Group, Inc., 3%, 3/15/2025	$2,197,000	$2,294,969
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,591,000	1,665,968

5

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$9,058,000	$9,771,317
NYSE Euronext, 2%, 10/05/2017	3,115,000	3,146,539
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,458,404
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,847,315

		$23,184,512

Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,872,541
Masco Corp., 4.375%, 4/01/2026	1,122,000	1,157,332
Mohawk Industries, Inc., 3.85%, 2/01/2023	2,668,000	2,811,450

		$12,841,323

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/2020	$4,055,000	$4,207,063
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	258,000	272,777

		$4,479,840

Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$4,067,526
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	7,676,000	8,392,186
Comcast Corp., 2.75%, 3/01/2023	3,297,000	3,452,806
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)	7,940,000	8,027,126
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,465,911
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	392,926
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,906,175

		$36,704,656

Chemicals – 0.9%
CF Industries Holdings, Inc., 7.125%, 5/01/2020	$3,767,000	$4,346,350
CF Industries Holdings, Inc., 5.375%, 3/15/2044	3,102,000	2,925,357
LYB International Finance B.V., 4.875%, 3/15/2044	2,890,000	3,055,753
LyondellBasell Industries N.V., 5.75%, 4/15/2024	5,384,000	6,408,074
Tronox Finance LLC, 6.375%, 8/15/2020	7,078,000	5,255,415

		$21,990,949

Computer Software – 0.3%
VeriSign, Inc., 4.625%, 5/01/2023	$6,600,000	$6,682,500

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,220,807

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 0.2%
General Electric Capital Corp., 7.5%, 8/21/2035	$4,000,000	$6,000,856

Consumer Products – 0.8%
Mattel, Inc., 5.45%, 11/01/2041	$4,191,000	$4,465,330
Newell Rubbermaid, Inc., 5.5%, 4/01/2046	1,514,000	1,801,247
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	5,347,000	5,796,421
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,765,000	7,295,707

		$19,358,705

Consumer Services – 1.0%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,549,063
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,824,203
Visa, Inc., 2.8%, 12/14/2022	13,000,000	13,714,844

		$25,088,110

Containers – 0.6%
Ball Corp., 4%, 11/15/2023	$4,870,000	$4,796,950
Ball Corp., 5%, 3/15/2022	1,385,000	1,470,178
Berry Plastics Corp., 5.125%, 7/15/2023	2,905,000	2,905,000
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,091,388

		$16,263,516

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$500,000	$562,057

Emerging Market Sovereign – 0.3%
Republic of Argentina, 7.5%, 4/22/2026 (n)	$6,332,000	$6,844,892

Energy – Independent – 0.3%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	$3,511,000	$3,877,127
EQT Corp., 4.875%, 11/15/2021	3,718,000	3,953,431

		$7,830,558

Energy – Integrated – 0.3%
BP Capital Markets PLC, 2.237%, 5/10/2019	$6,940,000	$7,126,658

Entertainment – 0.6%
Carnival Corp., 3.95%, 10/15/2020	$9,416,000	$10,157,350
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	3,710,000	3,825,938

		$13,983,288

Financial Institutions – 0.9%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$1,190,000	$1,306,549
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	8,810,000	7,532,550
Navient Corp., 8%, 3/25/2020	5,448,000	5,567,202
Navient Corp., 4.625%, 9/25/2017	7,121,000	7,174,408

		$21,580,709

6

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – 2.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,366,637
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	12,038,333
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,585,042
J.M. Smucker Co., 3%, 3/15/2022	1,105,000	1,160,294
J.M. Smucker Co., 4.25%, 3/15/2035	1,628,000	1,767,441
Kraft Foods Group, Inc., 5%, 6/04/2042	7,063,000	8,120,416
Kraft Heinz Foods Co., 5.2%, 7/15/2045 (n)	3,178,000	3,763,254
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)	2,783,000	2,805,759
Pernod Ricard S.A., 3.25%, 6/08/2026 (z)	3,500,000	3,582,190
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	4,992,000	5,352,627
Tyson Foods, Inc., 4.5%, 6/15/2022	6,476,000	7,214,834
Tyson Foods, Inc., 3.95%, 8/15/2024	2,294,000	2,476,247
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,822,510

		$67,055,584

Food & Drug Stores – 0.9%
CVS Health Corp., 3.5%, 7/20/2022	$5,913,000	$6,366,462
CVS Health Corp., 5.125%, 7/20/2045	5,294,000	6,567,609
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	3,548,000	3,720,575
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	5,813,000	6,158,769

		$22,813,415

Forest & Paper Products – 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$3,608,000	$4,086,468
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	5,299,000	5,676,517
Packaging Corp. of America, 3.65%, 9/15/2024	3,490,000	3,604,863

		$13,367,848

Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,540,313
Wyndham Worldwide Corp., 5.625%, 3/01/2021	1,732,000	1,933,681
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,155,000	1,255,009
Wyndham Worldwide Corp., 4.25%, 3/01/2022	4,662,000	4,945,422

		$12,674,425

Insurance – 1.7%
American International Group, Inc., 3.75%, 7/10/2025	$12,804,000	$13,049,901
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,269,110

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Five Corners Funding Trust, 4.419%, 11/15/2023 (n)	$4,734,000	$5,109,098
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,342,000	1,469,321
Principal Financial Group, Inc., 3.4%, 5/15/2025	8,266,000	8,463,863
Unum Group, 7.125%, 9/30/2016	2,028,000	2,054,581
Unum Group, 4%, 3/15/2024	6,546,000	6,758,758

		$42,174,632

Insurance – Health – 0.8%
Aetna, Inc., 2.4%, 6/15/2021	$2,904,000	$2,962,899
Aetna, Inc., 4.375%, 6/15/2046	2,178,000	2,261,849
Humana, Inc., 7.2%, 6/15/2018	6,739,000	7,462,384
UnitedHealth Group, Inc., 3.35%, 7/15/2022	7,989,000	8,546,808

		$21,233,940

Insurance – Property & Casualty – 1.9%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,939,416
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,993,722
CNA Financial Corp., 5.875%, 8/15/2020	3,280,000	3,697,029
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,438,692
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	10,306,000	10,947,415
Marsh & McLennan Cos., Inc., 4.05%, 10/15/2023	4,129,000	4,454,117
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	7,863,000	8,719,281
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	978,232
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,852,000	4,852,000

		$47,019,904

Local Authorities – 0.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/2016	$1,750,000	$1,750,053
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,356,667
State of California (Build America Bonds), 7.6%, 11/01/2040	7,175,000	11,606,280
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,445,749

		$17,158,749

Major Banks – 6.5%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,205,885
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	5,664,000	5,762,157
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,624,717

7

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 5.875%, 1/05/2021	$1,670,000	$1,915,774
Bank of America Corp., 6.1%, 6/15/2017	1,725,000	1,798,676
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,486,030
Bank of America Corp., 3.875%, 8/01/2025	7,955,000	8,438,752
Bank of America Corp., 4.45%, 3/03/2026	3,614,000	3,780,013
Bank of America Corp., FRN, 6.5%, 10/29/2049	4,004,000	4,264,260
Bank of America Corp., FRN, 6.1%, 12/29/2049	5,000,000	5,075,000
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	1,985,405
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,283,720
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	4,108,000	4,199,366
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	5,005,000	5,072,267
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,435,397
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	4,868,000	5,078,594
Huntington National Bank, 2.4%, 4/01/2020	1,087,000	1,103,273
JPMorgan Chase & Co., 2%, 8/15/2017	3,637,000	3,670,886
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	382,351
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,509,581
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,053,864
Morgan Stanley, 5.75%, 10/18/2016	944,000	956,643
Morgan Stanley, 5.5%, 7/24/2020	1,600,000	1,795,384
Morgan Stanley, 5.95%, 12/28/2017	400,000	425,376
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	9,093,017
Morgan Stanley, 3.7%, 10/23/2024	2,879,000	3,012,511
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,608,290
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	16,230,611
PNC Bank N.A., 3.8%, 7/25/2023	13,950,000	15,041,155
PNC Funding Corp., 5.625%, 2/01/2017	6,173,000	6,325,479
Regions Financial Corp., 2%, 5/15/2018	2,524,000	2,528,412
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,235,876
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	5,177,000	4,736,955
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	1,662,000	1,549,815
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,224,316

		$165,889,808

Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$4,733,000	$5,332,094

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,821,751
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,471,957
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,687,580
McKesson Corp., 5.7%, 3/01/2017	1,210,000	1,247,066
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,854,924

		$23,415,372

Medical Equipment – 0.6%
Medtronic, Inc., 4.625%, 3/15/2045	$7,021,000	$8,255,931
Zimmer Holdings, Inc., 2.7%, 4/01/2020	7,783,000	7,877,486

		$16,133,417

Metals & Mining – 1.4%
Barrick North America Finance LLC, 5.75%, 5/01/2043	$8,000,000	$8,687,072
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	4,000,000	3,500,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,000,000	3,180,000
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	8,679,000	8,375,235
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	6,356,537
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	6,003,270

		$36,102,114

Midstream – 1.6%
Energy Transfer Partners LP, 5.15%, 2/01/2043	$3,573,000	$3,193,615
Energy Transfer Partners LP, 5.15%, 3/15/2045	2,596,000	2,358,972
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	7,373,721
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	112,349
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	5,995,000	6,046,497
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	6,293,326
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,335,552
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,213,375
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	8,352,700
Spectra Energy Capital LLC, 8%, 10/01/2019	613,000	703,733
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	1,108,000	1,119,226

		$41,103,066

8

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 22.4%
Fannie Mae, 3%, 10/01/2030	$3,223,577	$3,381,323
Fannie Mae, 4%, 9/01/2040 – 7/01/2043	12,038,601	12,940,968
Fannie Mae, 5.05%, 1/01/2017	235,064	235,665
Fannie Mae, 5.6%, 1/01/2017	413	413
Fannie Mae, 5.54%, 4/01/2017	97,280	98,595
Fannie Mae, 5.48%, 6/01/2017	263,186	266,359
Fannie Mae, 5.65%, 6/01/2017	146,334	150,720
Fannie Mae, 2.71%, 11/01/2017	355,705	361,565
Fannie Mae, 5.5%, 11/01/2017 – 4/01/2040	19,448,313	22,005,090
Fannie Mae, 3.22%, 12/01/2017	481,867	492,729
Fannie Mae, 3.311%, 12/01/2017	818,659	832,415
Fannie Mae, 3.99%, 4/01/2018	600,000	624,082
Fannie Mae, 3.741%, 6/01/2018	2,545,582	2,638,066
Fannie Mae, 5.323%, 6/01/2018	373,313	395,540
Fannie Mae, 2.578%, 9/25/2018	4,314,980	4,427,390
Fannie Mae, 5.18%, 3/01/2019	120,724	129,575
Fannie Mae, 5.51%, 3/01/2019	181,354	200,126
Fannie Mae, 4.6%, 9/01/2019	713,168	778,720
Fannie Mae, 1.99%, 10/01/2019	2,614,396	2,648,557
Fannie Mae, 4.45%, 10/01/2019	498,983	544,961
Fannie Mae, 1.97%, 11/01/2019	1,026,883	1,051,918
Fannie Mae, 2.03%, 11/01/2019	1,281,737	1,315,400
Fannie Mae, 4.88%, 3/01/2020	17,073	18,252
Fannie Mae, 5%, 6/01/2020 – 3/01/2042	13,534,356	15,048,670
Fannie Mae, 5.19%, 9/01/2020	160,465	176,048
Fannie Mae, 3.416%, 10/01/2020	1,387,148	1,501,506
Fannie Mae, 2.14%, 5/01/2021	943,889	963,967
Fannie Mae, 3.89%, 7/01/2021	1,161,231	1,279,469
Fannie Mae, 2.56%, 10/01/2021	826,550	853,972
Fannie Mae, 2.64%, 11/01/2021	1,239,482	1,300,890
Fannie Mae, 2.75%, 3/01/2022	1,168,901	1,235,201
Fannie Mae, 6%, 8/01/2022 – 3/01/2039	4,248,359	4,868,108
Fannie Mae, 2.525%, 10/01/2022	1,867,309	1,954,131
Fannie Mae, 2.68%, 3/01/2023	1,792,272	1,893,616
Fannie Mae, 2.41%, 5/01/2023	2,087,522	2,169,360
Fannie Mae, 2.55%, 5/01/2023	1,071,440	1,122,333
Fannie Mae, 4.5%, 5/01/2024 – 6/01/2044	52,802,527	57,849,745
Fannie Mae, 4%, 3/01/2025 – 2/01/2045	83,454,353	89,660,153
Fannie Mae, 4.5%, 5/01/2025	121,998	130,634
Fannie Mae, 3.5%, 9/01/2025 – 8/01/2043	11,225,302	11,904,432
Fannie Mae, 3%, 3/01/2027 – 12/01/2030	9,614,675	10,098,659
Fannie Mae, 6.5%, 7/01/2032 – 1/01/2033	8,417	9,956
Fannie Mae, 3.5%, 4/01/2043 – 9/01/2043	8,160,896	8,627,751
Federal Home Loan Bank, 5%, 7/01/2035	3,519,861	3,919,853
Freddie Mac, 3.5%, 7/01/2042	5,192,453	5,484,574
Freddie Mac, 3%, 10/01/2042	317,986	330,419
Freddie Mac, 4%, 4/01/2044 – 9/01/2044	35,335,968	37,819,638
Freddie Mac, 3.154%, 2/25/2018	878,651	903,721
Freddie Mac, 5%, 7/01/2018 – 7/01/2041	5,064,229	5,648,886
Freddie Mac, 2.412%, 8/25/2018	2,289,230	2,346,345
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,198,985

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.323%, 10/25/2018	$1,194,000	$1,225,795
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,230,574
Freddie Mac, 2.13%, 1/25/2019	6,184,000	6,332,789
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,373,832
Freddie Mac, 5.5%, 6/01/2019 – 1/01/2038	746,076	840,888
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,203,532
Freddie Mac, 1.869%, 11/25/2019	6,121,000	6,243,313
Freddie Mac, 4.251%, 1/25/2020	807,000	885,080
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,774,632
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,661,327
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,700,917
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,563,180
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,224,079
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,337,983
Freddie Mac, 3.3%, 4/25/2023	6,099,972	6,688,286
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,575,694
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,666,205
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,737,211
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,925,503
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,423,212
Freddie Mac, 3.329%, 5/25/2025	6,457,000	7,114,412
Freddie Mac, 4%, 7/01/2025 – 9/01/2045	17,591,555	18,842,156
Freddie Mac, 4.5%, 7/01/2025 – 5/01/2042	11,050,991	12,106,885
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,807,316
Freddie Mac, 2.673%, 3/25/2026	4,000,000	4,188,714
Freddie Mac, 3.5%, 8/01/2026 – 12/01/2045	26,270,927	27,753,412
Freddie Mac, 3%, 11/01/2030 – 5/01/2043	7,289,868	7,660,724
Freddie Mac, 6%, 8/01/2034 – 7/01/2038	194,977	222,799
Ginnie Mae, 5.5%, 5/15/2033 – 1/20/2042	3,515,427	3,987,645
Ginnie Mae, 6%, 1/20/2036 – 1/15/2039	475,381	549,947
Ginnie Mae, 4.5%, 4/15/2039 – 9/20/2041	18,814,737	20,639,206
Ginnie Mae, 4%, 10/20/2040 – 10/20/2042	4,887,463	5,261,151
Ginnie Mae, 3.5%, 11/15/2040 – 12/20/2045	41,247,617	43,875,625

		$566,463,475

Network & Telecom – 0.8%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$8,341,485
Frontier Communications Corp., 11%, 9/15/2025	2,970,000	3,073,950
Verizon Communications, Inc., 6.55%, 9/15/2043	6,804,000	9,167,614

		$20,583,049

Oil Services – 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$5,709,227	$1,013,388
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	5,189,000	5,186,390

		$6,199,778

9

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,710,000	$4,016,344
Valero Energy Corp., 4.9%, 3/15/2045	2,642,000	2,447,118

		$6,463,462

Other Banks & Diversified Financials – 2.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$5,269,000	$5,395,182
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,869,071
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,768,155
Capital One Financial Corp., 6.15%, 9/01/2016	1,203,000	1,212,357
Citigroup, Inc., 4.4%, 6/10/2025	4,533,000	4,739,746
Citizens Bank N.A., 2.55%, 5/13/2021	1,575,000	1,590,208
Citizens Financial Group, Inc., 4.3%, 12/03/2025	1,860,000	1,957,745
Discover Bank, 7%, 4/15/2020	7,009,000	7,982,564
Discover Financial Services, 3.75%, 3/04/2025	670,000	674,980
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	7,880,000	9,723,526
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	1,777,000	1,684,802
Macquarie Group Ltd., 3%, 12/03/2018 (n)	350,000	359,455
Rabobank Nederland N.V., 3.95%, 11/09/2022	4,408,000	4,558,670
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,953,196
U.S. Bank NA Cincinnati, 2.8%, 1/27/2025	2,136,000	2,224,296
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,012,746

		$58,706,699

Pharmaceuticals – 2.8%
AbbVie, Inc., 4.5%, 5/14/2035	$850,000	$888,388
Actavis Funding SCS, 4.55%, 3/15/2035	2,232,000	2,293,873
Actavis Funding SCS, 3%, 3/12/2020	4,494,000	4,634,792
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	2,779,000	2,888,759
Biogen, Inc., 5.2%, 9/15/2045	4,888,000	5,496,766
Celgene Corp., 1.9%, 8/15/2017	5,062,000	5,100,795
Celgene Corp., 2.875%, 8/15/2020	13,158,000	13,607,083
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	2,970,000	2,598,750
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	18,926,000	21,006,535
Gilead Sciences, Inc., 4.8%, 4/01/2044	6,643,000	7,473,568
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	838,088
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	4,031,030

		$70,858,427

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6%, 8/15/2040	$826,000	$578,200

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,599,520

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$5,515,000	$5,545,592
HCP, Inc., REIT, 5.375%, 2/01/2021	1,134,000	1,260,636

		$6,806,228

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.8%, 2/01/2024	$3,803,000	$4,082,585
Boston Properties LP, REIT, 3.7%, 11/15/2018	5,395,000	5,648,257

		$9,730,842

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/2016	$1,013,000	$1,032,352

Real Estate – Retail – 0.7%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,937,717
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,545,261
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,557,400
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	3,213,000	3,913,640

		$17,954,018

Restaurants – 0.2%
McDonald’s Corp., 3.7%, 1/30/2026	$3,642,000	$3,934,977
YUM! Brands, Inc., 5.35%, 11/01/2043	988,000	795,340

		$4,730,317

Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$7,156,000	$6,305,059
Gap, Inc., 5.95%, 4/12/2021	4,975,000	5,188,776
Home Depot, Inc., 2.625%, 6/01/2022	2,280,000	2,386,109

		$13,879,944

Supermarkets – 0.1%
Kroger Co., 3.85%, 8/01/2023	$2,248,000	$2,467,034

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT, 5%, 2/15/2024	$7,009,000	$7,927,193
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,495,660
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	952,000	1,037,807
Numericable Group S.A., 6%, 5/15/2022 (n)	2,970,000	2,888,325
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,287,720

		$18,636,705

Tobacco – 1.1%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$7,775,000	$8,204,934

10

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Reynolds American, Inc., 5.85%, 8/15/2045	$624,000	$797,304
Reynolds American, Inc., 4%, 6/12/2022	8,396,000	9,124,664
Reynolds American, Inc., 4.45%, 6/12/2025	4,148,000	4,645,503
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,964,653

		$26,737,058

Transportation – Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,690,000	$3,664,786
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,612,000	1,732,795
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	7,405,000	3,295,225

		$8,692,806

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$39,539	$39,557
Small Business Administration, 4.99%, 9/01/2024	23,479	25,494
Small Business Administration, 4.86%, 1/01/2025	55,698	59,710
Small Business Administration, 4.625%, 2/01/2025	60,078	64,751
Small Business Administration, 5.11%, 4/01/2025	37,545	41,050
Small Business Administration, 4.43%, 5/01/2029	594,210	651,768
Small Business Administration, 3.21%, 9/01/2030	5,853,388	6,200,246
Small Business Administration, 4.93%, 1/01/2024	20,812	22,547
Small Business Administration, 4.34%, 3/01/2024	33,721	35,694
Small Business Administration, 2.37%, 8/01/2032	1,045,965	1,067,961
Small Business Administration, 2.13%, 1/01/2033	3,938,583	3,993,288
Small Business Administration, 2.21%, 2/01/2033	974,039	988,263
Small Business Administration, 2.22%, 3/01/2033	3,593,051	3,663,467
Small Business Administration, 2.08%, 4/01/2033	5,234,792	5,293,360
Small Business Administration, 2.45%, 6/01/2033	6,423,689	6,581,688
Small Business Administration, 3.15%, 7/01/2033	8,990,269	9,531,660
Small Business Administration, 3.16%, 8/01/2033	9,132,835	9,656,318
Small Business Administration, 3.62%, 9/01/2033	8,528,574	9,318,353
Small Business Administration, 3.25%, 11/01/2030	554,998	590,571

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.85%, 9/01/2031	$1,234,273	$1,291,213

		$59,116,959

U.S. Treasury Obligations – 11.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$12,590,000	$18,134,523
U.S. Treasury Bonds, 4.75%, 2/15/2037	1,576,000	2,344,423
U.S. Treasury Bonds, 4.375%, 2/15/2038	17,377,000	24,771,730
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	6,646,406
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	590,449
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,536,133
U.S. Treasury Bonds, 2.875%, 5/15/2043	44,925,200	50,518,028
U.S. Treasury Notes, 0.75%, 6/30/2017 (f)	61,517,000	61,658,797
U.S. Treasury Notes, 0.75%, 12/31/2017	3,000,000	3,007,851
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,078,984
U.S. Treasury Notes, 2.625%, 4/30/2018	1,600,000	1,659,125
U.S. Treasury Notes, 1.5%, 8/31/2018	13,955,000	14,218,289
U.S. Treasury Notes, 1.625%, 6/30/2019	78,562,000	80,658,034
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,643,092
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,955,884
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,621,642
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	8,894,043

		$288,937,433

Utilities – Electric Power – 3.0%
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$6,436,000	$7,800,619
CMS Energy Corp., 6.25%, 2/01/2020	1,925,000	2,216,022
CMS Energy Corp., 5.05%, 3/15/2022	5,272,000	6,027,156
Constellation Energy Group, Inc., 5.15%, 12/01/2020	2,487,000	2,767,849
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	7,258,451
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,193,906
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,240,440
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,743,000	2,913,560
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	3,623,000	3,827,312
Exelon Corp., 4.45%, 4/15/2046	2,510,000	2,679,686
Exelon Generation Co. LLC, 4.25%, 6/15/2022	6,123,000	6,530,547
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,836,801
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,105,102
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,845,381
Southern Co., 2.35%, 7/01/2021	7,039,000	7,178,752
Southern Co., 4.4%, 7/01/2046	2,328,000	2,502,421
Waterford 3 Funding Corp., 8.09%, 1/02/2017	31,771	31,772

		$76,955,777

Total Bonds (Identified Cost, $2,420,036,000)		$2,487,090,073

11

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1share for 1 warrant) (Identified Cost, $0)	$41.40	1/04/16	62	$105

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	47,260,863	$47,260,863

Total Investments (Identified Cost, $2,467,296,863)		$2,534,351,041

OTHER ASSETS, LESS LIABILITIES – 0.0%		636,921

NET ASSETS – 100.0%		$2,534,987,962

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $386,579,891 representing 15.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ballyrock Ltd., 1.816%, 5/20/2025	5/10/16	$3,243,218	$3,226,930
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	20,922	855
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	12,823	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	43,210	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	106,562	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037	1/26/07	9,544	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040	3/01/06	122,711	88,507
Commercial Mortgage Asset Trust, FRN, 0.645%, 1/17/2032	4/09/12	1,477	879
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	120	310
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043	4/09/12	3	283
Galaxy CLO Ltd., 3.226%, 11/16/2025	6/22/16	5,118,262	5,002,640
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.845%, 4/10/2028	3/25/14	3,437,101	3,427,924
Pernod Ricard S.A., 3.25%, 6/08/2026	6/01/16	3,480,575	3,582,190
Preferred Term Securities XIX Ltd., CDO, FRN, 1.002%, 12/22/2035	3/28/11	223,164	226,589
SES S.A., 5.3%, 4/04/2043	1/08/14	3,181,021	3,143,270
Total Restricted Securities			$18,700,377
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

12

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/16

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Ultra Bond (Long)	USD	85	$15,841,875	September - 2016	$996,441
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	225	$29,921,484	September - 2016	$(812,926)

At June 30, 2016, the fund had liquid securities with an aggregate value of $189,437 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

13

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,420,036,000)	$2,487,090,178
Underlying affiliated funds, at cost and value	47,260,863
Total investments, at value (identified cost, $2,467,296,863)	$2,534,351,041
Cash	94,212
Receivables for
Fund shares sold	1,632,646
Interest	19,050,397
Other assets	5,999
Total assets		$2,555,134,295
Liabilities
Payables for
Daily variation margin on open futures contracts	$59,454
Investments purchased	14,538,738
Fund shares reacquired	5,157,086
Payable to affiliates
Investment adviser	70,531
Shareholder servicing costs	218
Distribution and/or service fees	20,837
Payable for independent Trustees’ compensation	63
Accrued expenses and other liabilities	299,406
Total liabilities		$20,146,333
Net assets		$2,534,987,962
Net assets consist of
Paid-in capital	$2,374,403,096
Unrealized appreciation (depreciation) on investments	67,237,692
Accumulated net realized gain (loss) on investments	(25,765,598)
Undistributed net investment income	119,112,772
Net assets		$2,534,987,962
Shares of beneficial interest outstanding		186,596,111

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,009,006,270	73,458,895	$13.74
Service Class	1,525,981,692	113,137,216	13.49

See Notes to Financial Statements

14

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$44,507,300
Dividends from underlying affiliated funds	64,779
Total investment income		$44,572,079
Expenses
Management fee	$6,314,674
Distribution and/or service fees	1,889,846
Shareholder servicing costs	34,367
Administrative services fee	206,454
Independent Trustees’ compensation	24,618
Custodian fee	71,281
Shareholder communications	72,189
Audit and tax fees	36,821
Legal fees	11,830
Miscellaneous	36,628
Total expenses		$8,698,708
Reduction of expenses by investment adviser	(100,362)
Net expenses		$8,598,346
Net investment income		$35,973,733
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(5,949,961)
Futures contracts	3,048,147
Net realized gain (loss) on investments		$(2,901,814)
Change in unrealized appreciation (depreciation)
Investments	$104,471,294
Futures contracts	(16,813)
Net unrealized gain (loss) on investments		$104,454,481
Net realized and unrealized gain (loss) on investments		$101,552,667
Change in net assets from operations		$137,526,400

See Notes to Financial Statements

15

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$35,973,733	$75,603,283
Net realized gain (loss) on investments	(2,901,814)	12,384,525
Net unrealized gain (loss) on investments	104,454,481	(97,154,043)
Change in net assets from operations	$137,526,400	$(9,166,235)
Distributions declared to shareholders
From net investment income	$—	$(91,851,876)
Change in net assets from fund share transactions	$(172,295,496)	$(353,129,539)
Total change in net assets	$(34,769,096)	$(454,147,650)
Net assets
At beginning of period	2,569,757,058	3,023,904,708
At end of period (including undistributed net investment income of $119,112,772 and $83,139,039, respectively)	$2,534,987,962	$2,569,757,058

See Notes to Financial Statements

16

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.00		$13.50	$13.13	$13.49	$13.01	$12.66
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.37	$0.35	$0.37	$0.44
Net realized and unrealized gain (loss) on investments	0.54		(0.42)	0.40	(0.49)	0.57	0.41
Total from investment operations	$0.74		$(0.04)	$0.77	$(0.14)	$0.94	$0.85
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.40)	$(0.16)	$(0.37)	$(0.35)
From net realized gain on investments	—		—	—	(0.06)	(0.09)	(0.15)
Total distributions declared to shareholders	$—		$(0.46)	$(0.40)	$(0.22)	$(0.46)	$(0.50)
Net asset value, end of period (x)	$13.74		$13.00	$13.50	$13.13	$13.49	$13.01
Total return (%) (k)(r)(s)(x)	5.69	(n)	(0.30)	5.85	(1.03)	7.35	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.53	0.54	0.56	0.57
Expenses after expense reductions (f)	0.53	(a)	0.53	0.52	0.53	0.56	0.57
Net investment income	3.00	(a)	2.83	2.74	2.65	2.76	3.41
Portfolio turnover	15	(n)	62	58	68	114	60
Net assets at end of period (000 omitted)	$1,009,006		$1,030,563	$1,172,957	$1,208,132	$850,417	$367,398
Supplemental Ratios (%):

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.78		$13.28	$12.92	$13.30	$12.85	$12.53
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.33	$0.31	$0.33	$0.40
Net realized and unrealized gain (loss) on investments	0.53		(0.41)	0.39	(0.48)	0.57	0.41
Total from investment operations	$0.71		$(0.07)	$0.72	$(0.17)	$0.90	$0.81
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.36)	$(0.15)	$(0.36)	$(0.34)
From net realized gain on investments	—		—	—	(0.06)	(0.09)	(0.15)
Total distributions declared to shareholders	$—		$(0.43)	$(0.36)	$(0.21)	$(0.45)	$(0.49)
Net asset value, end of period (x)	$13.49		$12.78	$13.28	$12.92	$13.30	$12.85
Total return (%) (k)(r)(s)(x)	5.56	(n)	(0.58)	5.62	(1.29)	7.06	6.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.78	0.79	0.81	0.82
Expenses after expense reductions (f)	0.78	(a)	0.78	0.77	0.78	0.81	0.82
Net investment income	2.75	(a)	2.58	2.48	2.39	2.48	3.13
Portfolio turnover	15	(n)	62	58	68	114	60
Net assets at end of period (000 omitted)	$1,525,982		$1,539,194	$1,850,948	$1,836,589	$1,646,291	$406,273
Supplemental Ratios (%):

See Notes to Financial Statements

17

MFS Total Return Bond Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

MFS Total Return Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

19

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$105	$—	$—	$105
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	348,054,392	—	348,054,392
Non-U.S. Sovereign Debt	—	6,844,892	—	6,844,892
U.S. Corporate Bonds	—	982,164,134	—	982,164,134
Residential Mortgage-Backed Securities	—	571,704,066	—	571,704,066
Commercial Mortgage-Backed Securities	—	261,249,674	—	261,249,674
Asset-Backed Securities (including CDOs)	—	142,405,118	—	142,405,118
Foreign Bonds	—	174,667,797	—	174,667,797
Mutual Funds	47,260,863	—	—	47,260,863
Total Investments	$47,260,968	$2,487,090,073	$—	$2,534,351,041

Other Financial Instruments
Futures Contracts	$183,515	$—	$—	$183,515

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$996,441	$(812,926)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$3,048,147

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(16,813)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the

20

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

21

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$91,851,876

22

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$2,483,355,196
Gross appreciation	87,969,545
Gross depreciation	(36,973,700)
Net unrealized appreciation (depreciation)	$50,995,845

As of 12/31/15
Undistributed ordinary income	83,142,553
Capital loss carryforwards	(4,698,182)
Other temporary differences	(1,903,063)
Net unrealized appreciation (depreciation)	(53,482,842)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(4,698,182)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$36,954,369
Service Class	—	54,897,507
Total	$—	$91,851,876

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $2.5 billion to $5 billion and 0.40% of average daily net assets in excess of $5 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, this management fee reduction amounted to $9,883, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $90,479, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.50%
Next $2.5 billion of average daily net assets	0.45%
Average daily net assets in excess of $5 billion	0.40%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these

23

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $33,460, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $907.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $2,520 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$211,254,501	$275,711,206
Investments (non-U.S. Government securities)	$160,909,574	$219,917,706

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,520,808	$20,248,954	5,588,697	$74,620,310
Service Class	3,567,665	47,189,876	7,064,169	93,720,716
	5,088,473	$67,438,830	12,652,866	$168,341,026
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,774,684	$36,237,371
Service Class	—	—	4,272,180	54,897,507
	—	$—	7,046,864	$91,134,878
Shares reacquired
Initial Class	(7,324,351)	$(97,799,288)	(15,970,027)	$(214,101,491)
Service Class	(10,837,638)	(141,935,038)	(30,309,856)	(398,503,952)
	(18,161,989)	$(239,734,326)	(46,279,883)	$(612,605,443)
Net change
Initial Class	(5,803,543)	$(77,550,334)	(7,606,646)	$(103,243,810)
Service Class	(7,269,973)	(94,745,162)	(18,973,507)	(249,885,729)
	(13,073,516)	$(172,295,496)	(26,580,153)	$(353,129,539)

24

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 9%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $6,762 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	86,235,675	316,366,769	(355,341,581)	47,260,863

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64,779	$47,260,863

25

MFS Total Return Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

26

SEMIANNUAL REPORT

June 30, 2016

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	2.5%
Visa, Inc., “A”	2.3%
Alphabet, Inc., “A”	2.1%
JPMorgan Chase & Co.	2.0%
Procter & Gamble Co.	1.8%
Amazon.com, Inc.	1.8%
Medtronic PLC	1.7%
Facebook, Inc., “A”	1.6%
Apple, Inc.	1.5%
Store Capital Corp., REIT	1.5%

Global equity sectors
Technology	18.3%
Financial Services	15.7%
Health Care	14.1%
Capital Goods	13.7%
Consumer Cyclicals	13.7%
Energy	10.8%
Consumer Staples	8.7%
Telecommunications/Cable Television (s)	4.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.81%	$1,000.00	$1,037.11	$4.10
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$1,035.96	$5.37
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (as described in Note 2 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six-month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.80%, $4.05 and $4.02 for Initial Class and 1.05%, $5.32 and $5.27 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 3.8%
Honeywell International, Inc.	57,919	$6,737,137
Northrop Grumman Corp.	25,032	5,564,113
Orbital ATK, Inc.	31,963	2,721,330
Rockwell Collins, Inc.	28,781	2,450,414
United Technologies Corp.	56,517	5,795,818

		$23,268,812

Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	27,655	$4,574,137
Molson Coors Brewing Co.	24,551	2,482,843

		$7,056,980

Apparel Manufacturers – 1.9%
Hanesbrands, Inc.	117,784	$2,959,912
NIKE, Inc., “B”	107,835	5,952,492
PVH Corp.	29,362	2,766,781

		$11,679,185

Automotive – 0.3%
Harley-Davidson, Inc.	40,706	$1,843,982

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	34,065	$3,977,429
Celgene Corp. (a)	66,603	6,569,054

		$10,546,483

Broadcasting – 1.9%
Nielsen Holdings PLC	63,680	$3,309,450
Time Warner, Inc.	68,506	5,037,931
Twenty-First Century Fox, Inc.	135,231	3,657,999

		$12,005,380

Brokerage & Asset Managers – 1.9%
Blackstone Group LP	59,871	$1,469,234
Charles Schwab Corp.	164,294	4,158,281
NASDAQ, Inc.	91,344	5,907,216

		$11,534,731

Business Services – 4.2%
Accenture PLC, “A”	42,536	$4,818,903
Cognizant Technology Solutions Corp., “A” (a)	81,782	4,681,202
Equifax, Inc.	24,737	3,176,231
Fidelity National Information Services, Inc.	62,802	4,627,251
Fiserv, Inc. (a)	28,980	3,150,995
Gartner, Inc. (a)	26,731	2,603,867
Global Payments, Inc.	45,947	3,279,697

		$26,338,146

Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	32,097	$7,338,658
Comcast Corp., “A”	38,887	2,535,044

		$9,873,702

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.9%
E.I. du Pont de Nemours & Co.	64,466	$4,177,397
Monsanto Co.	38,706	4,002,587
PPG Industries, Inc.	37,136	3,867,714

		$12,047,698

Computer Software – 3.1%
Adobe Systems, Inc. (a)	50,973	$4,882,704
Akamai Technologies, Inc. (a)	51,619	2,887,051
Microsoft Corp.	48,007	2,456,518
Sabre Corp.	104,430	2,797,680
Salesforce.com, Inc. (a)	81,639	6,482,953

		$19,506,906

Computer Software – Systems – 2.8%
Apple, Inc. (s)	98,961	$9,460,672
Constellation Software, Inc.	6,194	2,397,200
Hewlett Packard Enterprise	307,012	5,609,109

		$17,466,981

Construction – 0.7%
Sherwin-Williams Co.	15,417	$4,527,510

Consumer Products – 3.0%
Estee Lauder Cos., Inc., “A”	35,565	$3,237,126
Newell Brands, Inc.	77,682	3,773,015
Procter & Gamble Co.	135,058	11,435,361

		$18,445,502

Consumer Services – 0.9%
Priceline Group, Inc. (a)	4,247	$5,301,997

Containers – 0.5%
Berry Plastics Group, Inc. (a)	77,033	$2,992,732

Electrical Equipment – 3.6%
Danaher Corp.	152,257	$15,377,957
Tyco International PLC	96,225	4,099,185
W.W. Grainger, Inc.	12,760	2,899,710

		$22,376,852

Electronics – 1.1%
Broadcom Corp.	44,576	$6,927,110

Energy – Independent – 4.0%
EOG Resources, Inc.	100,518	$8,385,212
EQT Corp.	36,234	2,805,599
Memorial Resource Development Corp. (a)	255,437	4,056,340
Noble Energy, Inc.	74,719	2,680,171
Pioneer Natural Resources Co.	21,342	3,227,124
Valero Energy Corp.	75,850	3,868,350

		$25,022,796

Energy – Integrated – 1.3%
Exxon Mobil Corp. (s)	87,653	$8,216,592

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 2.6%
Archer Daniels Midland Co.	58,784	$2,521,246
J.M. Smucker Co.	31,166	4,750,010
Mead Johnson Nutrition Co., “A”	40,404	3,666,663
Mondelez International, Inc.	115,336	5,248,941

		$16,186,860

Food & Drug Stores – 1.1%
CVS Health Corp.	69,833	$6,685,811

General Merchandise – 2.5%
Costco Wholesale Corp.	39,221	$6,159,266
Dollar Tree, Inc. (a)	52,364	4,934,783
Target Corp.	65,161	4,549,541

		$15,643,590

Health Maintenance Organizations – 1.5%
Cigna Corp.	14,600	$1,868,654
UnitedHealth Group, Inc.	52,586	7,425,143

		$9,293,797

Insurance – 2.9%
American International Group, Inc.	86,353	$4,567,210
Aon PLC	78,391	8,562,649
Chubb Ltd.	38,000	4,966,980

		$18,096,839

Internet – 5.7%
Alibaba Group Holding Ltd., ADR (a)	31,889	$2,536,132
Alphabet, Inc., “A” (a)	18,963	13,341,039
Alphabet, Inc., “C” (a)	8,304	5,747,198
Facebook, Inc., “A” (a)	86,889	9,929,675
LinkedIn Corp., “A” (a)	18,511	3,503,207

		$35,057,251

Machinery & Tools – 1.0%
Roper Technologies, Inc.	37,643	$6,420,390

Major Banks – 3.9%
Goldman Sachs Group, Inc.	36,917	$5,485,128
JPMorgan Chase & Co. (s)	198,779	12,352,127
PNC Financial Services Group, Inc.	77,844	6,335,723

		$24,172,978

Medical & Health Technology & Services – 1.1%
McKesson Corp.	21,470	$4,007,376
VCA, Inc. (a)	45,013	3,043,329

		$7,050,705

Medical Equipment – 5.0%
Cooper Cos., Inc.	5,537	$949,983
Medtronic PLC	118,322	10,266,800
PerkinElmer, Inc.	52,792	2,767,357
Steris PLC	30,509	2,097,494
Stryker Corp.	56,510	6,771,593
VWR Corp. (a)	125,255	3,619,870
Zimmer Biomet Holdings, Inc.	35,777	4,306,835

		$30,779,932

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.7%
Sempra Energy	38,842	$4,428,765

Natural Gas – Pipeline – 0.5%
Enterprise Products Partners LP	115,129	$3,368,675

Network & Telecom – 1.4%
Cisco Systems, Inc.	301,869	$8,660,622

Oil Services – 1.2%
Halliburton Co.	108,892	$4,931,719
Schlumberger Ltd.	33,697	2,664,759

		$7,596,478

Other Banks & Diversified Financials – 4.8%
Discover Financial Services	69,075	$3,701,729
U.S. Bancorp	219,643	8,858,202
Visa, Inc., “A”	188,532	13,983,418
Wintrust Financial Corp.	63,433	3,235,083

		$29,778,432

Pharmaceuticals – 4.8%
Allergan PLC (a)	27,232	$6,293,043
Bristol-Myers Squibb Co.	44,305	3,258,633
Eli Lilly & Co.	105,550	8,312,063
Merck & Co., Inc.	148,937	8,580,261
Zoetis, Inc.	70,062	3,325,143

		$29,769,143

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	17,009	$2,190,589
Union Pacific Corp.	78,586	6,856,629

		$9,047,218

Real Estate – 2.3%
Store Capital Corp., REIT	305,884	$9,008,284
Tanger Factory Outlet Centers, Inc., REIT	124,176	4,989,392

		$13,997,676

Restaurants – 1.4%
Aramark	122,541	$4,095,320
YUM! Brands, Inc.	54,741	4,539,124

		$8,634,444

Specialty Chemicals – 0.5%
Albemarle Corp.	36,817	$2,919,956

Specialty Stores – 4.0%
Amazon.com, Inc. (a)	15,966	$11,425,589
AutoZone, Inc. (a)	5,210	4,135,906
Lululemon Athletica, Inc. (a)	37,471	2,767,608
Ross Stores, Inc.	71,541	4,055,659
Urban Outfitters, Inc. (a)	97,605	2,684,138

		$25,068,900

Telecommunications – Wireless – 1.2%
SBA Communications Corp. (a)	68,512	$7,395,185

Telephone Services – 1.3%
Verizon Communications, Inc.	143,251	$7,999,136

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 2.0%
Philip Morris International, Inc.	73,782	$7,505,105
Reynolds American, Inc.	85,538	4,613,064

		$12,118,169

Utilities – Electric Power – 2.9%
American Electric Power Co., Inc.	48,389	$3,391,585
CMS Energy Corp.	123,464	5,662,059
NextEra Energy, Inc.	45,888	5,983,795
Xcel Energy, Inc.	70,144	3,141,048

		$18,178,487

Total Common Stocks (Identified Cost, $485,856,394)		$615,329,516

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Frontier Communications Corp., 11.13% (Identified Cost, $2,350,824)	23,254	$2,204,944

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	5,659,545	$5,659,545

Total Investments (Identified Cost, $493,866,763)		$623,194,005

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT (Proceeds Received, $1,070,031)	(13,028)	$(1,321,430)

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(737,815)

NET ASSETS – 100.0%		$621,134,760

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2016, the fund had cash collateral of $19,894 and other liquid securities with an aggregate value of $2,562,079 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $488,207,218)	$617,534,460
Underlying affiliated funds, at cost and value	5,659,545
Total investments, at value (identified cost, $493,866,763)	$623,194,005
Deposits with brokers	19,894
Receivables for
Investments sold	2,371,894
Fund shares sold	126,770
Interest and dividends	596,759
Other assets	1,691
Total assets		$626,311,013
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,070,031)	$1,321,430
Investments purchased	2,464,678
Fund shares reacquired	1,219,567
Payable to affiliates
Investment adviser	25,362
Shareholder servicing costs	163
Distribution and/or service fees	2,973
Payable for independent Trustees’ compensation	25
Accrued expenses and other liabilities	142,055
Total liabilities		$5,176,253
Net assets		$621,134,760
Net assets consist of
Paid-in capital	$406,679,569
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	129,075,805
Accumulated net realized gain (loss) on investments and foreign currency	78,563,528
Undistributed net investment income	6,815,858
Net assets		$621,134,760
Shares of beneficial interest outstanding		22,533,648

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$399,657,427	14,442,524	$27.67
Service Class	221,477,333	8,091,124	27.37

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$5,163,747
Interest	27,592
Dividends from underlying affiliated funds	6,037
Foreign taxes withheld	(6,825)
Total investment income		$5,190,551
Expenses
Management fee	$2,286,482
Distribution and/or service fees	271,494
Shareholder servicing costs	20,608
Administrative services fee	53,440
Independent Trustees’ compensation	9,080
Custodian fee	28,706
Shareholder communications	31,488
Audit and tax fees	27,768
Legal fees	2,901
Dividend and interest expense on securities sold short	28,813
Miscellaneous	14,870
Total expenses		$2,775,650
Reduction of expenses by investment adviser	(21,818)
Net expenses		$2,753,832
Net investment income		$2,436,719
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$17,740,149
Foreign currency	(290)
Net realized gain (loss) on investments and foreign currency		$17,739,859
Change in unrealized appreciation (depreciation)
Investments	$2,084,102
Securities sold short	(195,159)
Translation of assets and liabilities in foreign currencies	(43)
Net unrealized gain (loss) on investments and foreign currency translation		$1,888,900
Net realized and unrealized gain (loss) on investments and foreign currency		$19,628,759
Change in net assets from operations		$22,065,478

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$2,436,719	$4,379,370
Net realized gain (loss) on investments and foreign currency	17,739,859	61,605,974
Net unrealized gain (loss) on investments and foreign currency translation	1,888,900	(59,348,655)
Change in net assets from operations	$22,065,478	$6,636,689
Distributions declared to shareholders
From net investment income	$—	$(4,312,083)
From net realized gain on investments	—	(51,371,520)
Total distributions declared to shareholders	$—	$(55,683,603)
Change in net assets from fund share transactions	$(37,813,276)	$(42,383,780)
Total change in net assets	$(15,747,798)	$(91,430,694)
Net assets
At beginning of period	636,882,558	728,313,252
At end of period (including undistributed net investment income of $6,815,858 and $4,379,139, respectively)	$621,134,760	$636,882,558

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.68		$29.11		$28.74	$21.84	$18.78	$19.04
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.21		$0.19	$0.20	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		(0.17	)(g)	2.68	6.84	3.01	(0.24)
Total from investment operations	$0.99		$0.04		$2.87	$7.04	$3.23	$(0.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.25)	$(0.08)	$(0.17)	$(0.17)
From net realized gain on investments	—		(2.25)		(2.25)	(0.06)	—	—
Total distributions declared to shareholders	$—		$(2.47)		$(2.50)	$(0.14)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$27.67		$26.68		$29.11	$28.74	$21.84	$18.78
Total return (%) (k)(r)(s)(x)	3.71	(n)	0.80		10.20	32.35	17.22	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82		0.80	0.81	0.88	0.88
Expenses after expense reductions (f)	0.81	(a)	0.81		0.80	0.81	0.88	0.88
Net investment income	0.89	(a)	0.72		0.67	0.80	1.06	0.79
Portfolio turnover	26	(n)	43		34	43	83	70
Net assets at end of period (000 omitted)	$399,657		$410,178		$468,286	$496,857	$460,834	$160,892
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.80		N/A	0.80	0.87	0.86

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$26.42		$28.84		$28.49	$21.70	$18.67	$18.93
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13		$0.12	$0.14	$0.18	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		(0.16	)(g)	2.65	6.78	2.97	(0.24)
Total from investment operations	$0.95		$(0.03)		$2.77	$6.92	$3.15	$(0.14)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.17)	$(0.07)	$(0.12)	$(0.12)
From net realized gain on investments	—		(2.25)		(2.25)	(0.06)	—	—
Total distributions declared to shareholders	$—		$(2.39)		$(2.42)	$(0.13)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$27.37		$26.42		$28.84	$28.49	$21.70	$18.67
Total return (%) (k)(r)(s)(x)	3.60	(n)	0.53		9.94	32.00	16.90	(0.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07		1.05	1.06	1.11	1.13
Expenses after expense reductions (f)	1.06	(a)	1.06		1.05	1.05	1.11	1.13
Net investment income	0.64	(a)	0.47		0.42	0.56	0.82	0.55
Portfolio turnover	26	(n)	43		34	43	83	70
Net assets at end of period (000 omitted)	$221,477		$226,704		$260,028	$279,054	$266,040	$20,015
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.05		N/A	1.05	1.11	1.11

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$617,534,460	$—	$—	$617,534,460
Mutual Funds	5,659,545	—	—	5,659,545
Total Investments	$623,194,005	$—	$—	$623,194,005
Short Sales	$(1,321,430)	$—	$—	$(1,321,430)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2016, this expense amounted to $28,813. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$10,616,411
Long-term capital gains	45,067,192
Total distributions	$55,683,603

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$495,119,699
Gross appreciation	139,339,964
Gross depreciation	(11,265,658)
Net unrealized appreciation (depreciation)	$128,074,306

As of 12/31/15
Undistributed ordinary income	10,346,073
Undistributed long-term capital gain	56,109,672
Other temporary differences	(56,235)
Net unrealized appreciation (depreciation)	125,990,203

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$3,188,529	$—	$32,895,928
Service Class	—	1,123,554	—	18,475,592
Total	$—	$4,312,083	$—	$51,371,520

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $21,818, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $19,550, which equated to 0.0064% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,058.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $612 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $199,168. The sales transactions resulted in net realized gains (losses) of $(5,359).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short sales and short-term obligations, aggregated $157,656,567 and $190,594,789, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	126,728	$3,307,749	440,653	$12,346,887
Service Class	266,799	6,928,708	437,031	12,245,344
	393,527	$10,236,457	877,684	$24,592,231
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,461,501	$36,084,457
Service Class	—	—	800,619	19,599,146
	—	$—	2,262,120	$55,683,603
Shares reacquired
Initial Class	(1,058,543)	$(28,288,577)	(2,615,436)	$(75,387,067)
Service Class	(755,270)	(19,761,156)	(1,675,253)	(47,272,547)
	(1,813,813)	$(48,049,733)	(4,290,689)	$(122,659,614)
Net change
Initial Class	(931,815)	$(24,980,828)	(713,282)	$(26,955,723)
Service Class	(488,471)	(12,832,448)	(437,603)	(15,428,057)
	(1,420,286)	$(37,813,276)	(1,150,885)	$(42,383,780)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 7%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,665 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	378,735	61,394,177	(56,113,367)	5,659,545

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,037	$5,659,545

17

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to. .. .” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2016

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
JPMorgan Chase & Co.	2.3%
U.S. Treasury Notes, 2.75%, 2/15/2019	2.1%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.7%
Philip Morris International, Inc.	1.7%
Fannie Mae, 4%, 30 Years	1.5%
U.S. Treasury Notes, 3.125%, 5/15/2019	1.4%
U.S. Treasury Notes, 2.5%, 8/15/2023	1.3%
Johnson & Johnson	1.3%
Fannie Mae, 3.5%, 30 Years	1.2%
Verizon Communications, Inc.	1.2%

Composition including fixed income credit quality (a)(i)
AAA	2.5%
AA	0.9%
A	4.3%
BBB	7.3%
BB	0.3%
B	0.1%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	12.0%
Federal Agencies	12.2%
Not Rated (o)	0.0%
Non-Fixed Income	59.4%
Cash & Cash Equivalents	1.0%
Other (o)	(0.0)%

Equity sectors
Financial Services	13.0%
Health Care	8.1%
Consumer Staples	6.4%
Industrial Goods & Services	6.0%
Technology	4.1%
Utilities & Communications	4.0%
Energy	3.8%
Leisure	3.3%
Basic Materials	3.0%
Retailing	2.9%
Autos & Housing	2.1%
Special Products & Services	1.6%
Transportation	1.1%

Fixed income sectors (i)
Mortgage-Backed Securities	12.0%
U.S. Treasury Securities	12.0%
Investment Grade Corporates	11.1%
Commercial Mortgage-Backed Securities	1.7%
Emerging Markets Bonds	1.0%
Non-U.S. Government Bonds	0.5%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities	0.4%
High Yield Corporates	0.3%
U.S. Government Agencies	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

MFS Total Return Series

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.65%	$1,000.00	$1,055.31	$3.32
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
Service Class	Actual	0.90%	$1,000.00	$1,053.46	$4.60
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six-month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.626%, $3.20 and $3.15 for Initial Class and 0.876%, $4.47 and $4.40 for Service Class, respectively. Expense ratios include 0.001% of investment-related expenses for fees assessed on the unused portion of the committed line of credit (as described in Note 6 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements). For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.7%
Aerospace – 2.9%
Boeing Co.	10,223	$1,327,662
Honeywell International, Inc.	192,025	22,336,348
Lockheed Martin Corp.	61,602	15,287,768
Northrop Grumman Corp.	82,927	18,433,014
Orbital ATK, Inc.	12,859	1,094,815
United Technologies Corp.	186,037	19,078,094

		$77,557,701

Airlines – 0.2%
Delta Air Lines, Inc.	175,638	$6,398,492

Alcoholic Beverages – 0.4%
Diageo PLC	341,266	$9,549,034

Automotive – 1.5%
Delphi Automotive PLC	91,192	$5,708,619
General Motors Co.	128,558	3,638,191
Harley-Davidson, Inc.	48,646	2,203,664
Hyundai Motor Co. Ltd.	27,391	3,244,614
Johnson Controls, Inc.	223,733	9,902,423
Kia Motors Corp.	134,798	5,076,872
LKQ Corp. (a)	106,047	3,361,690
Magna International, Inc.	145,262	5,098,983

		$38,235,056

Biotechnology – 0.2%
Celgene Corp. (a)	21,127	$2,083,756
Gilead Sciences, Inc.	36,290	3,027,312

		$5,111,068

Broadcasting – 1.2%
Omnicom Group, Inc.	136,769	$11,145,306
Time Warner, Inc.	154,490	11,361,195
Twenty-First Century Fox, Inc.	114,212	3,089,435
Viacom, Inc., “B”	28,099	1,165,266
Walt Disney Co.	36,499	3,570,332

		$30,331,534

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	25,731	$8,813,639
Blackstone Group LP	69,425	1,703,690
Charles Schwab Corp.	103,118	2,609,917
Franklin Resources, Inc.	200,237	6,681,909
NASDAQ, Inc.	79,042	5,111,646

		$24,920,801

Business Services – 1.7%
Accenture PLC, “A”	200,847	$22,753,957
Cognizant Technology Solutions Corp., “A” (a)	29,865	1,709,473
Equifax, Inc.	9,792	1,257,293
Fidelity National Information Services, Inc.	66,352	4,888,815
Fiserv, Inc. (a)	23,724	2,579,511
Global Payments, Inc.	142,737	10,188,567

		$43,377,616

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	55,061	$12,589,147
Comcast Corp., “A”	435,481	28,389,006

		$40,978,153

Chemicals – 2.4%
3M Co.	112,515	$19,703,627
Celanese Corp.	52,440	3,432,198
E.I. du Pont de Nemours & Co.	99,695	6,460,236
LyondellBasell Industries N.V., “A”	111,244	8,278,778
Monsanto Co.	55,772	5,767,383
PPG Industries, Inc.	184,505	19,216,196

		$62,858,418

Computer Software – 1.0%
CA, Inc.	103,057	$3,383,361
Microsoft Corp.	179,853	9,203,078
Oracle Corp.	202,797	8,300,481
Sabre Corp.	151,336	4,054,291

		$24,941,211

Computer Software – Systems – 0.8%
Apple, Inc.	27,161	$2,596,592
Hewlett Packard Enterprise	134,162	2,451,140
International Business Machines Corp.	100,166	15,203,195

		$20,250,927

Construction – 0.7%
Bellway PLC	50,684	$1,280,638
Owens Corning	215,992	11,127,908
Stanley Black & Decker, Inc.	47,589	5,292,849

		$17,701,395

Consumer Products – 0.6%
Kimberly-Clark Corp.	31,578	$4,341,343
Newell Brands, Inc.	37,715	1,831,818
Procter & Gamble Co.	75,117	6,360,156
Reckitt Benckiser Group PLC	33,992	3,419,785

		$15,953,102

Containers – 0.1%
Crown Holdings, Inc. (a)	49,638	$2,515,157

Electrical Equipment – 1.6%
Danaher Corp.	236,793	$23,916,093
MSC Industrial Direct Co., Inc., “A”	32,781	2,313,027
Pentair PLC	79,126	4,612,255
Tyco International PLC	276,281	11,769,571

		$42,610,946

Electronics – 1.1%
Analog Devices, Inc.	27,750	$1,571,760
Intel Corp.	98,664	3,236,179
Maxim Integrated Products, Inc.	86,865	3,100,212
Microchip Technology, Inc.	38,722	1,965,529

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	305,288	$8,007,704
Texas Instruments, Inc.	183,461	11,493,832

		$29,375,216

Energy – Independent – 2.1%
Anadarko Petroleum Corp.	83,264	$4,433,808
Canadian Natural Resources Ltd.	64,538	1,989,707
EOG Resources, Inc.	107,957	9,005,773
EQT Corp.	58,804	4,553,194
Hess Corp.	72,368	4,349,317
Marathon Petroleum Corp.	59,738	2,267,654
Noble Energy, Inc.	110,264	3,955,170
Occidental Petroleum Corp.	138,505	10,465,438
Rice Energy, Inc. (a)	130,153	2,868,572
Valero Energy Corp.	206,890	10,551,390

		$54,440,023

Energy – Integrated – 1.3%
BP PLC	1,462,956	$8,533,232
Chevron Corp.	106,908	11,207,166
Exxon Mobil Corp.	161,037	15,095,608

		$34,836,006

Food & Beverages – 2.5%
Archer Daniels Midland Co.	305,311	$13,094,789
Coca-Cola Co.	73,662	3,339,098
Danone S.A.	94,965	6,696,234
Dean Foods Co.	54,883	992,833
General Mills, Inc.	196,841	14,038,700
J.M. Smucker Co.	19,406	2,957,668
Kellogg Co.	55,460	4,528,309
Marine Harvest	231,331	3,891,156
Mondelez International, Inc.	81,187	3,694,820
Nestle S.A.	168,605	13,005,462

		$66,239,069

Food & Drug Stores – 1.1%
CVS Health Corp.	259,265	$24,822,031
Kroger Co.	90,938	3,345,609
Lawson, Inc.	24,000	1,902,681

		$30,070,321

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc.	79,672	$1,795,010

General Merchandise – 0.8%
Kohl’s Corp.	69,032	$2,617,693
Target Corp.	281,874	19,680,443

		$22,298,136

Health Maintenance Organizations – 0.2%
Cigna Corp.	39,643	$5,073,908

Insurance – 3.8%
Aon PLC	120,963	$13,212,788
Chubb Ltd.	160,369	20,961,832
MetLife, Inc.	516,222	20,561,122

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
Prudential Financial, Inc.	174,158	$12,424,432
Sony Financial Holdings, Inc.	132,600	1,488,368
Travelers Cos., Inc.	134,946	16,063,972
Validus Holdings Ltd.	163,551	7,946,943
Zurich Insurance Group AG	27,135	6,713,774

		$99,373,231

Internet – 0.5%
Alphabet, Inc., “A” (a)	4,546	$3,198,247
Facebook, Inc., “A” (a)	90,549	10,347,940

		$13,546,187

Leisure & Toys – 0.2%
Activision Blizzard, Inc.	115,648	$4,583,130

Machinery & Tools – 1.4%
Allison Transmission Holdings, Inc.	225,845	$6,375,604
Caterpillar, Inc.	21,380	1,620,818
Cummins, Inc.	39,952	4,492,203
Deere & Co.	64,474	5,224,973
Eaton Corp. PLC	134,970	8,061,758
Illinois Tool Works, Inc.	97,518	10,157,475
Ingersoll-Rand Co. Ltd., “A”	30,669	1,953,002

		$37,885,833

Major Banks – 5.5%
Bank of America Corp.	398,082	$5,282,548
Bank of New York Mellon Corp.	334,281	12,986,817
BNP Paribas	37,142	1,669,829
BOC Hong Kong Holdings Ltd.	508,000	1,532,338
Goldman Sachs Group, Inc.	100,337	14,908,071
HSBC Holdings PLC	433,844	2,710,247
JPMorgan Chase & Co.	971,740	60,383,924
Morgan Stanley	147,053	3,820,437
PNC Financial Services Group, Inc.	109,488	8,911,228
State Street Corp.	142,422	7,679,394
Sumitomo Mitsui Financial Group, Inc.	135,900	3,896,289
Wells Fargo & Co.	454,007	21,488,151

		$145,269,273

Medical & Health Technology & Services – 0.4%
Express Scripts Holding Co. (a)	47,267	$3,582,839
HCA Holdings, Inc. (a)	18,124	1,395,729
McKesson Corp.	30,318	5,658,855

		$10,637,423

Medical Equipment – 2.6%
Abbott Laboratories	398,779	$15,676,002
Cooper Cos., Inc.	23,986	4,115,278
Medtronic PLC	231,490	20,086,387
St. Jude Medical, Inc.	94,509	7,371,702
Thermo Fisher Scientific, Inc.	114,039	16,850,403
Zimmer Biomet Holdings, Inc.	43,997	5,296,359

		$69,396,131

Metals & Mining – 0.2%
Rio Tinto Ltd.	208,119	$6,432,984

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.1%
Engie	219,710	$3,537,874

Natural Gas – Pipeline – 0.2%
Enterprise Products Partners LP	65,445	$1,914,921
Plains All American Pipeline LP	62,756	1,725,162
Williams Partners LP	78,037	2,703,202

		$6,343,285

Network & Telecom – 0.8%
Cisco Systems, Inc.	523,594	$15,021,912
Motorola Solutions, Inc.	72,227	4,764,815

		$19,786,727

Oil Services – 0.4%
National Oilwell Varco, Inc.	58,631	$1,972,933
Schlumberger Ltd.	101,047	7,990,797

		$9,963,730

Other Banks & Diversified Financials – 2.2%
American Express Co.	135,225	$8,216,271
BB&T Corp.	188,786	6,722,669
Citigroup, Inc.	177,458	7,522,445
Discover Financial Services	106,568	5,710,979
SunTrust Banks, Inc.	56,991	2,341,190
U.S. Bancorp	387,186	15,615,211
UBS AG	299,176	3,870,920
Visa, Inc., “A”	96,873	7,185,070

		$57,184,755

Pharmaceuticals – 4.6%
Allergan PLC (a)	15,281	$3,531,286
Bayer AG	88,146	8,868,561
Bristol-Myers Squibb Co.	103,276	7,595,950
Eli Lilly & Co.	218,813	17,231,524
Johnson & Johnson	280,137	33,980,618
Merck & Co., Inc.	504,461	29,061,998
Novartis AG	17,401	1,431,472
Pfizer, Inc.	519,935	18,306,911
Roche Holding AG	4,994	1,318,569

		$121,326,889

Printing & Publishing – 0.2%
Moody’s Corp.	24,608	$2,306,016
S&P Global, Inc.	9,900	1,061,874
Time, Inc.	5,412	89,082
Transcontinental, Inc., “A”	121,431	1,645,773

		$5,102,745

Railroad & Shipping – 0.4%
Canadian National Railway Co.	44,838	$2,648,132
Union Pacific Corp.	88,007	7,678,611

		$10,326,743

Real Estate – 0.6%
Hospitality Properties Trust, REIT	83,743	$2,411,798
Medical Properties Trust, Inc., REIT	163,780	2,491,094
Mid-America Apartment Communities, Inc., REIT	58,073	6,178,967

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Starwood Property Trust, Inc., REIT	111,314	$2,306,426
Store Capital Corp., REIT	119,340	3,514,563

		$16,902,848

Restaurants – 0.2%
Aramark	108,753	$3,634,525
YUM! Brands, Inc.	24,077	1,996,465

		$5,630,990

Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	159,036	$4,219,225
Praxair, Inc.	18,655	2,096,635

		$6,315,860

Specialty Stores – 0.9%
Abercrombie & Fitch Co., “A”	126,540	$2,253,677
Advance Auto Parts, Inc.	10,415	1,683,376
Amazon.com, Inc. (a)	18,140	12,981,347
American Eagle Outfitters, Inc.	244,809	3,899,807
Best Buy Co., Inc.	70,256	2,149,834

		$22,968,041

Telecommunications – Wireless – 0.0%
Vodafone Group PLC	376,438	$1,145,949

Telephone Services – 1.6%
AT&T, Inc.	74,728	$3,228,997
Frontier Communications Corp.	487,218	2,406,857
TDC A.S.	418,106	2,046,518
Telefonica Brasil S.A., ADR	284,685	3,871,716
Verizon Communications, Inc.	552,682	30,861,763

		$42,415,851

Tobacco – 2.6%
Altria Group, Inc.	276,074	$19,038,063
Japan Tobacco, Inc.	69,500	2,784,212
Philip Morris International, Inc.	430,499	43,790,358
Reynolds American, Inc.	54,807	2,955,742

		$68,568,375

Trucking – 0.4%
United Parcel Service, Inc., “B”	106,219	$11,441,911

Utilities – Electric Power – 1.7%
American Electric Power Co., Inc.	107,363	$7,525,073
Duke Energy Corp.	80,967	6,946,159
Exelon Corp.	307,696	11,187,827
PPL Corp.	294,956	11,134,589
Public Service Enterprise Group, Inc.	72,324	3,371,022
SSE PLC	124,346	2,600,063
Xcel Energy, Inc.	28,452	1,274,081

		$44,038,814

Total Common Stocks (Identified Cost, $1,179,185,321)		$1,547,543,879

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 39.3%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,536,590

Asset-Backed & Securitized – 2.5%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)	$994,505	$988,115
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040 (z)	2,507,712	1,808,729
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	47,825	9,363
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.936%, 1/30/2025 (n)	2,547,000	2,530,982
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)	3,425,000	3,424,658
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	3,050,000	3,139,455
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	3,247,852	3,281,993
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,360,300
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	4,315,405	4,462,595
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,494,133
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)	3,273,000	3,234,438
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,735,000	1,769,894
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,465,000	1,496,529
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	2,158,179	2,131,521
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	845,707	810,422
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	5,978,000	6,078,045
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,540,944
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.788%, 4/25/2025 (n)	2,971,000	2,938,063
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,254,003
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/2045	156,999	156,848
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.131%, 2/15/2051	113,466	113,235
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	777,548	791,531
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.021%, 6/12/2050	27,185	27,141
Morgan Stanley Capital I, Inc., FRN, 1.135%, 11/15/2030 (i)(n)	3,062,136	43,197
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,731,734	1,440,777

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.147%, 2/15/2051	$721,304	$736,232
Wachovia Bank Commercial Mortgage Trust, FRN, 5.888%, 6/15/2049	4,011,472	4,134,237
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,659,626

		$66,857,006

Automotive – 0.4%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$2,353,000	$2,356,744
General Motors Financial Co., Inc., 5.25%, 3/01/2026	1,168,000	1,269,715
Toyota Motor Credit Corp., 3.4%, 9/15/2021	3,170,000	3,450,428
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	3,032,000	3,051,799

		$10,128,686

Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$2,839,000	$3,852,943
Grupo Televisa S.A.B., 5%, 5/13/2045	1,122,000	1,076,942

		$4,929,885

Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$903,000	$945,549
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,724,953

		$3,670,502

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,868,288

Computer Software – Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,679,958
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,308,238

		$4,988,196

Conglomerates – 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$484,000	$517,014
General Electric Capital Corp., FRN, 1.248%, 1/09/2020	1,939,000	1,948,711

		$2,465,725

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,936,992
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,734,669

		$6,671,661

Consumer Services – 0.1%
Visa, Inc., 3.15%, 12/14/2025	$3,594,000	$3,842,385

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$3,630,000	$3,812,879
Petroleos Mexicanos, 3.125%, 1/23/2019	1,277,000	1,273,808
Petroleos Mexicanos, 8%, 5/03/2019	2,671,000	2,975,654
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	412,953	417,487
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	2,591,000	2,668,435

		$11,148,263

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/2025	$287,000	$390,320
United Mexican States, 4.75%, 3/08/2044	2,089,000	2,250,898

		$2,641,218

Energy – Independent – 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$207,000	$217,877

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,167,838
BP Capital Markets PLC, 4.742%, 3/11/2021	3,027,000	3,400,150
Chevron Corp., 0.796%, 11/15/2017	5,248,000	5,235,615
Petro-Canada, 6.05%, 5/15/2018	1,942,000	2,088,567
Total Capital International S.A., 1.55%, 6/28/2017	1,746,000	1,755,076
Total Capital International S.A., 3.75%, 4/10/2024	3,360,000	3,698,298

		$17,345,544

Financial Institutions – 0.1%
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	$1,258,000	$1,365,219

Food & Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,789,000	$2,987,705
Anheuser-Busch InBev S.A., 8%, 11/15/2039	3,600,000	5,625,770
Diageo Capital PLC, 2.625%, 4/29/2023	1,270,000	1,318,439
J.M. Smucker Co., 3.5%, 3/15/2025	1,794,000	1,937,272
Kraft Foods Group, Inc., 3.5%, 6/06/2022	1,463,000	1,555,927
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	771,004

		$14,196,117

Food & Drug Stores – 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$3,328,000	$3,660,723
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	2,550,000	2,674,032
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	1,318,000	1,383,303

		$7,718,058

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,668,164
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,763,919

		$8,432,083

Insurance – Health – 0.4%
Aetna, Inc., 3.2%, 6/15/2026	$3,416,000	$3,514,463
Anthem, Inc., 3.3%, 1/15/2023	2,122,000	2,191,867
UnitedHealth Group, Inc., 3.75%, 7/15/2025	3,987,000	4,374,205

		$10,080,535

Insurance – Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,218,408
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	1,699,000	1,804,741
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,626,103
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,514,000	1,514,000

		$8,163,252

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$5,076,794
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,601,901

		$11,678,695

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,039,768

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,768,278

Major Banks – 1.6%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,498,825
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,231,719
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,146,066
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,487,604
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/2049 (n)	1,842,000	1,989,360
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,359,150
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,772,920
JPMorgan Chase & Co., 6.3%, 4/23/2019	3,410,000	3,833,232
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	2,336,000	2,548,543
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,412,489
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,646,135

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Morgan Stanley, 4%, 7/23/2025	$1,206,000	$1,291,372
PNC Funding Corp., 5.625%, 2/01/2017	3,348,000	3,430,699
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,743,000	1,793,111

		$43,441,225

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 6.375%, 8/01/2019	$3,950,000	$4,498,928
Becton, Dickinson and Co., 2.675%, 12/15/2019	1,842,000	1,894,556
Express Scripts Holding Co., 2.65%, 2/15/2017	3,087,000	3,119,818
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	2,640,000	2,730,763

		$12,244,065

Medical Equipment – 0.3%
Medtronic, Inc., 4.375%, 3/15/2035	$2,886,000	$3,264,470
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,877,501

		$7,141,971

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$3,570,000	$3,123,750

Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,877,138
Energy Transfer Partners LP, 3.6%, 2/01/2023	1,975,000	1,892,528
Energy Transfer Partners LP, 4.9%, 2/01/2024	1,270,000	1,298,415
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,353,924
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,376,027
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,115,855
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	1,661,000	1,863,037
Spectra Energy Capital LLC, 8%, 10/01/2019	2,734,000	3,138,670

		$17,915,594

Mortgage-Backed – 12.0%
Fannie Mae, 3%, 10/01/2030	$1,970,609	$2,067,041
Fannie Mae, 4%, 9/01/2040 – 7/01/2043	6,913,428	7,431,775
Fannie Mae, 3.5%, 7/01/2043	1,982,340	2,096,138
Fannie Mae, 3.5%, 6/01/2045 – 9/01/2045	7,075,858	7,470,870
Fannie Mae, 5.27%, 12/01/2016	1,540,689	1,540,203
Fannie Mae, 5.05%, 1/01/2017	451,143	452,296
Fannie Mae, 5.599%, 1/01/2017	218	218
Fannie Mae, 6%, 1/01/2017 – 7/01/2037	10,191,762	11,704,865
Fannie Mae, 5.5%, 11/01/2017 – 4/01/2040	19,761,620	22,278,850
Fannie Mae, 3.8%, 2/01/2018	309,349	319,301

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.91%, 2/01/2018	$451,711	$466,591
Fannie Mae, 5%, 2/01/2018 – 3/01/2041	8,492,280	9,392,017
Fannie Mae, 4.5%, 4/01/2018 – 6/01/2044	19,414,992	21,268,366
Fannie Mae, 2.578%, 9/25/2018	2,289,816	2,349,468
Fannie Mae, 4.6%, 9/01/2019	477,347	521,223
Fannie Mae, 2.59%, 5/01/2023	476,850	500,667
Fannie Mae, 2.7%, 7/01/2025	367,000	381,253
Fannie Mae, 3%, 3/01/2027 – 12/01/2030	8,681,163	9,111,191
Fannie Mae, 6.5%, 6/01/2031 – 7/01/2037	3,017,256	3,554,937
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	29,778,120	32,019,807
Fannie Mae, 3.5%, 11/01/2041 – 10/01/2045	11,434,062	12,127,740
Fannie Mae, 3.5%, 4/01/2043 – 9/01/2043	9,070,993	9,589,860
Fannie Mae, TBA, 3.5%, 7/01/2031	6,164,000	6,531,526
Fannie Mae, TBA, 3%, 7/01/2031	1,783,000	1,869,225
Freddie Mac, 4%, 4/01/2044 – 9/01/2044	9,024,536	9,660,193
Freddie Mac, 6%, 4/01/2017 – 6/01/2037	4,553,876	5,191,609
Freddie Mac, 5%, 12/01/2017 – 7/01/2039	4,915,557	5,413,229
Freddie Mac, 3.154%, 2/25/2018	404,086	415,615
Freddie Mac, 4.5%, 5/01/2018 – 5/01/2042	5,046,996	5,457,111
Freddie Mac, 2.412%, 8/25/2018	1,811,478	1,856,673
Freddie Mac, 5.5%, 1/01/2019 – 2/01/2037	4,170,211	4,665,096
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,711,226
Freddie Mac, 2.456%, 8/25/2019	500,000	518,294
Freddie Mac, 1.869%, 11/25/2019	1,266,000	1,291,298
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,572,620
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,120,088
Freddie Mac, 2.51%, 11/25/2022	1,272,000	1,332,464
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,315,339
Freddie Mac, 3.32%, 2/25/2023	618,000	677,673
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,701,968
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,821,871
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,420,486
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,640,342
Freddie Mac, 2.673%, 3/25/2026	1,450,000	1,518,409
Freddie Mac, 3%, 11/01/2030 – 5/01/2043	13,668,894	14,336,828
Freddie Mac, 6.5%, 5/01/2034 – 9/01/2037	1,946,290	2,282,628
Freddie Mac, 4%, 11/01/2040 – 9/01/2045	13,970,695	15,001,060
Freddie Mac, 3.5%, 2/01/2042 – 12/01/2045	22,791,497	24,205,583
Ginnie Mae, 4%, 2/20/2042	139,911	150,522
Ginnie Mae, 3%, 2/15/2043 – 6/20/2043	4,671,674	4,901,562
Ginnie Mae, 6%, 9/15/2032 – 1/15/2038	3,547,060	4,138,683
Ginnie Mae, 5.5%, 5/15/2033 – 10/15/2035	2,317,638	2,645,618

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 7/20/2033 – 1/20/2041	$6,107,966	$6,759,196
Ginnie Mae, 5%, 7/20/2033 – 12/15/2034	769,143	869,277
Ginnie Mae, 4%, 1/20/2041 – 4/20/2041	6,528,383	7,034,614
Ginnie Mae, 3.5%, 12/15/2041 – 12/20/2045	10,985,884	11,706,847
Ginnie Mae, 3%, 7/20/2043	664,122	696,699

		$316,076,149

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,626,750
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,623,756
Verizon Communications, Inc., 6.4%, 9/15/2033	1,031,000	1,315,971
Verizon Communications, Inc., 5.05%, 3/15/2034	3,101,000	3,441,784

		$10,008,261

Other Banks & Diversified Financials – 0.9%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,293,370
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,226,309
Capital One Financial Corp., 6.15%, 9/01/2016	4,542,000	4,577,328
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,498,559
Discover Bank, 4.2%, 8/08/2023	1,540,000	1,627,800
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,106,000	3,832,649
Swedbank AB, 2.125%, 9/29/2017 (n)	821,000	829,568
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,635,612

		$22,521,195

Pharmaceuticals – 0.6%
AbbVie, Inc., 3.6%, 5/14/2025	$1,783,000	$1,868,281
Actavis Funding SCS, 3.8%, 3/15/2025	1,429,000	1,488,772
Actavis Funding SCS, 4.85%, 6/15/2044	1,653,000	1,740,827
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,597,731
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	990,822
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	6,148,083
Roche Holdings, Inc., 6%, 3/01/2019 (n)	383,000	430,932
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	1,416,000	1,500,572

		$15,766,020

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$2,622,000	$2,914,804

Retailers – 0.1%
Home Depot, Inc., 5.95%, 4/01/2041	$989,000	$1,364,736

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/2017	$2,069,000	$2,074,872

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$3,560,000	$3,656,251
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	2,493,000	2,773,113
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,384,469
Rogers Communications, Inc., 6.8%, 8/15/2018	5,026,000	5,565,978

		$13,379,811

Tobacco – 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$2,518,000	$2,592,991
Reynolds American, Inc., 4.45%, 6/12/2025	5,591,000	6,261,573

		$8,854,564

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,672,960

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$5,698	$6,037
Small Business Administration, 4.77%, 4/01/2024	319,704	344,649
Small Business Administration, 5.18%, 5/01/2024	526,678	573,729
Small Business Administration, 5.52%, 6/01/2024	26,171	28,835
Small Business Administration, 4.99%, 9/01/2024	497,898	540,622
Small Business Administration, 4.95%, 3/01/2025	16,576	18,039
Small Business Administration, 5.11%, 8/01/2025	1,735,381	1,889,738

		$3,401,649

U.S. Treasury Obligations – 11.9%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$984,325
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,094,265
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,847,478
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	851,336
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,732,790
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,473,335
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,973,600	28,874,336
U.S. Treasury Bonds, 2.875%, 5/15/2043	40,040,500	45,025,222
U.S. Treasury Bonds, 2.5%, 2/15/2045	19,673,000	20,482,210
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,457,507
U.S. Treasury Notes, 0.75%, 6/30/2017	8,509,000	8,528,613
U.S. Treasury Notes, 4.75%, 8/15/2017	1,507,000	1,577,347
U.S. Treasury Notes, 3.75%, 11/15/2018	17,568,000	18,858,159
U.S. Treasury Notes, 2.75%, 2/15/2019	51,407,000	54,186,165
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	36,077,220
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,950,014
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	27,764,302

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$17,180,000	$18,901,350
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	33,712,918

		$313,378,892

Utilities – Electric Power – 1.0%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,108,980
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,593,147
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,265,656
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,578,364
Pacific Gas & Electric Co., 4.6%, 6/15/2043	2,940,000	3,364,407
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	973,466
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,067,902
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	4,051,204
Southern Co., 3.25%, 7/01/2026	3,913,000	4,064,523
Waterford 3 Funding Corp., 8.09%, 1/02/2017	891,821	891,846

		$26,959,495

Total Bonds (Identified Cost, $974,139,665)		$1,035,993,844

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 0.7%
Food & Beverages – 0.3%
Tyson Foods, Inc., 4.75%	120,700	$8,917,316

Pharmaceuticals – 0.1%
Allergan PLC, 5.5%	3,200	$2,667,584

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%	17,033	$1,615,069

Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%	113,626	$5,606,307

Total Convertible Preferred Stocks (Identified Cost, $16,475,792)		$18,806,276

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	1,156	$1,954

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)			30,383,751	$30,383,751

Total Investments (Identified Cost, $2,200,184,529)				$2,632,729,704

OTHER ASSETS, LESS LIABILITIES – 0.1%				2,277,003

NET ASSETS – 100.0%				$2,635,006,707

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,521,967, representing 2.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/16-2/04/16	$991,178	$988,115
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040	3/01/06	2,507,712	1,808,729
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	45,829	9,363
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/14/16	3,425,000	3,424,658
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/2015	2,495,562	2,592,991
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,576,942	2,668,435
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,530,504	2,635,612
Total Restricted Securities			$14,127,903
% of Net assets			0.5%

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,169,800,778)	$2,602,345,953
Underlying affiliated funds, at cost and value	30,383,751
Total investments, at value (identified cost, $2,200,184,529)	$2,632,729,704
Cash	78,110
Foreign currency, at value (identified cost, $92,223)	91,839
Receivables for
Investments sold	14,670,003
Fund shares sold	1,121,855
Interest and dividends	10,128,353
Receivable from investment adviser	29,947
Other assets	6,196
Total assets		$2,658,856,007
Liabilities
Payables for
Investments purchased	$13,345,928
TBA purchase commitments	8,403,946
Fund shares reacquired	1,730,694
Payable to affiliates
Shareholder servicing costs	427
Distribution and/or service fees	16,628
Payable for independent Trustees’ compensation	66
Accrued expenses and other liabilities	351,611
Total liabilities		$23,849,300
Net assets		$2,635,006,707
Net assets consist of
Paid-in capital	$2,009,883,410
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	432,512,146
Accumulated net realized gain (loss) on investments and foreign currency	90,543,654
Undistributed net investment income	102,067,497
Net assets		$2,635,006,707
Shares of beneficial interest outstanding		111,375,287

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,399,714,553	58,699,955	$23.85
Service Class	1,235,292,154	52,675,332	23.45

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$22,004,185
Interest	16,634,622
Dividends from underlying affiliated funds	68,244
Foreign taxes withheld	(295,715)
Total investment income		$38,411,336
Expenses
Management fee	$9,256,419
Distribution and/or service fees	1,483,389
Shareholder servicing costs	45,199
Administrative services fee	209,760
Independent Trustees’ compensation	24,660
Custodian fee	84,437
Shareholder communications	88,308
Audit and tax fees	36,002
Legal fees	11,938
Miscellaneous	34,455
Total expenses		$11,274,567
Reduction of expenses by investment adviser	(1,439,328)
Net expenses		$9,835,239
Net investment income		$28,576,097
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$24,369,919
Foreign currency	17,770
Net realized gain (loss) on investments and foreign currency		$24,387,689
Change in unrealized appreciation (depreciation)
Investments	$83,501,757
Translation of assets and liabilities in foreign currencies	(2,306)
Net unrealized gain (loss) on investments and foreign currency translation		$83,499,451
Net realized and unrealized gain (loss) on investments and foreign currency		$107,887,140
Change in net assets from operations		$136,463,237

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$28,576,097		$70,198,536
Net realized gain (loss) on investments and foreign currency	24,387,689		85,865,410
Net unrealized gain (loss) on investments and foreign currency translation	83,499,451		(165,414,115)
Change in net assets from operations	$136,463,237		$(9,350,169)
Distributions declared to shareholders
From net investment income	$—		$(70,334,733)
From net realized gain on investments	—		(104,926,629)
Total distributions declared to shareholders	$—		$(175,261,362)
Change in net assets from fund share transactions	$(116,323,935)		$(233,477,805)
Total change in net assets	$20,139,302		$(418,089,336)
Net assets
At beginning of period	2,614,867,405		3,032,956,741
At end of period (including undistributed net investment income of $102,067,497 and $73,491,400, respectively)	$2,635,006,707		$2,614,867,405

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.60		$24.31	$23.44	$20.05	$18.53	$18.71
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.62	$0.54	$0.45	$0.44	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		(0.77)	1.43	3.34	1.63	(0.12)
Total from investment operations	$1.25		$(0.15)	$1.97	$3.79	$2.07	$0.32
Less distributions declared to shareholders
From net investment income	$—		$(0.64)	$(0.46)	$(0.40)	$(0.55)	$(0.50)
From net realized gain on investments	—		(0.92)	(0.64)	—	—	—
Total distributions declared to shareholders	$—		$(1.56)	$(1.10)	$(0.40)	$(0.55)	$(0.50)
Net asset value, end of period (x)	$23.85		$22.60	$24.31	$23.44	$20.05	$18.53
Total return (%) (k)(r)(s)(x)	5.53	(n)	(0.37)	8.50	19.05	11.26	1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.79	0.78	0.79	0.80	0.81
Expenses after expense reductions (f)	0.65	(a)	0.65	0.67	0.73	0.77	0.78
Net investment income	2.34	(a)	2.57	2.24	2.05	2.26	2.36
Portfolio turnover	17	(n)	41	32	53	22	19
Net assets at end of period (000 omitted)	$1,399,715		$1,423,284	$1,662,709	$1,826,378	$1,440,525	$1,574,503

Service Class	Six months ended 6/30/16 (unaudited)		Years ended 12/31
			2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.26		$23.95	$23.12	$19.80	$18.31	$18.48
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.55	$0.47	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(0.74)	1.41	3.29	1.60	(0.11)
Total from investment operations	$1.19		$(0.19)	$1.88	$3.68	$1.99	$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.41)	$(0.36)	$(0.50)	$(0.45)
From net realized gain on investments	—		(0.92)	(0.64)	—	—	—
Total distributions declared to shareholders	$—		$(1.50)	$(1.05)	$(0.36)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$23.45		$22.26	$23.95	$23.12	$19.80	$18.31
Total return (%) (k)(r)(s)(x)	5.35	(n)	(0.58)	8.24	18.74	10.93	1.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.04	1.03	1.04	1.05	1.06
Expenses after expense reductions (f)	0.90	(a)	0.90	0.92	0.98	1.02	1.03
Net investment income	2.09	(a)	2.32	1.98	1.80	2.02	2.11
Portfolio turnover	17	(n)	41	32	53	22	19
Net assets at end of period (000 omitted)	$1,235,292		$1,191,583	$1,370,248	$1,392,627	$872,739	$859,243

See Notes to Financial Statements

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,434,442,419	$—	$—	$1,434,442,419
United Kingdom	9,813,870	25,858,062	—	35,671,932
Switzerland	—	26,340,196	—	26,340,196
France	3,537,874	8,366,063	—	11,903,937
Canada	11,382,596	—	—	11,382,596
Japan	—	10,071,550	—	10,071,550
Germany	—	8,868,561	—	8,868,561
South Korea	—	8,321,486	—	8,321,486
Taiwan	8,007,704	—	—	8,007,704
Other Countries	3,871,716	7,470,012	—	11,341,728
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	318,317,131	—	318,317,131
Non-U.S. Soverign Debt	—	27,543,048	—	27,543,048
U.S. Corporate Bonds	—	236,950,620	—	236,950,620
Residential Mortgage-Backed Securities	—	318,336,713	—	318,336,713
Commercial Mortgage-Backed Securities	—	44,273,515	—	44,273,515
Asset-Backed Securities (including CDOs)	—	20,322,927	—	20,322,927
Foreign Bonds	—	70,249,890	—	70,249,890
Mutual Funds	30,383,751	—	—	30,383,751
Total Investments	$1,501,439,930	$1,131,289,774	$—	$2,632,729,704

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,432,984 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,537,874 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$91,290,015
Long-term capital gains	83,971,347
Total distributions	$175,261,362

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$2,219,345,882
Gross appreciation	462,639,710
Gross depreciation	(49,255,888)
Net unrealized appreciation (depreciation)	$413,383,822

As of 12/31/15
Undistributed ordinary income	$73,491,400
Undistributed long-term capital gain	85,562,085
Other temporary differences	(30,723)
Net unrealized appreciation (depreciation)	329,637,298

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$39,788,464	$—	$56,600,918
Service Class	—	30,546,269	—	48,325,711
Total	$—	$70,334,733	$—	$104,926,629

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2016 through April 28, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The investment adviser had agreed in writing to reduce its management fee to 0.70% of average daily net assets for the first $1 billion, 0.65% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.60% of average daily net assets in excess of $2.5 billion up to $5 billion. This written agreement terminated on April 28, 2016. For the period January 1, 2016 through April 28, 2016, this management fee reduction amounted to $679,992 which is included in the reduction of total expenses in the Statement of Operations.

Effective April 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $91,848, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of average daily net assets for the Initial Class shares and 0.90% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2016. For the six months ended June 30, 2016, this reduction amounted to $667,488 and is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.625% of average daily net assets for the Initial Class shares and 0.875% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $43,711, which equated to

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,488.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $2,561 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $145,416 and $16,535, respectively. The sales transactions resulted in net realized gains (losses) of $(6,361).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$168,063,373	$200,962,288
Investments (non-U.S. Government securities)	$277,336,717	$312,943,668

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,020,062	$23,530,178	1,367,391	$32,496,281
Service Class	3,796,611	85,901,404	4,224,400	99,533,229
	4,816,673	$109,431,582	5,591,791	$132,029,510
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,433,734	$96,389,382
Service Class	—	—	3,680,447	78,871,980
	—	$—	8,114,181	$175,261,362
Shares reacquired
Initial Class	(5,284,281)	$(120,975,564)	(11,241,013)	$(269,093,072)
Service Class	(4,654,891)	(104,779,953)	(11,583,364)	(271,675,605)
	(9,939,172)	$(225,755,517)	(22,824,377)	$(540,768,677)
Net change
Initial Class	(4,264,219)	$(97,445,386)	(5,439,888)	$(140,207,409)
Service Class	(858,280)	(18,878,549)	(3,678,517)	(93,270,396)
	(5,122,499)	$(116,323,935)	(9,118,405)	$(233,477,805)

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $6,950 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,384,515	245,278,576	(257,279,340)	30,383,751

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,244	$30,383,751

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2016

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NextEra Energy, Inc.	5.0%
Exelon Corp.	4.6%
PPL Corp.	4.0%
Sempra Energy	3.6%
Charter Communications, Inc., “A”	2.9%
EDP Renovaveis S.A.	2.8%
American Electric Power Co., Inc.	2.6%
Calpine Corp.	2.6%
Enel S.p.A.	2.4%
AES Corp.	2.4%

Top five industries
Utilities-Electric Power	53.2%
Natural Gas-Pipeline	14.2%
Telephone Services	6.9%
Natural Gas-Distribution	6.4%
Telecommunications–Wireless	6.4%

Issuer country weightings (x)
United States	74.8%
Portugal	4.8%
United Kingdom	3.3%
Italy	2.6%
Canada	2.6%
China	1.7%
France	1.6%
Sweden	1.5%
Brazil	1.2%
Other Countries	5.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.78%	$1,000.00	$1,152.19	$4.17
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
Service Class	Actual	1.03%	$1,000.00	$1,151.09	$5.51
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 85.3%
Cable TV – 5.7%
Charter Communications, Inc., “A” (a)	220,076	$50,318,209
Comcast Corp., “A”	573,999	37,418,995
Liberty Global PLC LiLAC, “C” (a)	36,019	1,170,254
Liberty Global PLC, “C” (a)	294,992	8,451,521

		$97,358,979

Energy – Independent – 0.6%
Enable Midstream Partners LP	167,058	$2,256,954
Western Gas Equity Partners LP	192,107	7,348,093

		$9,605,047

Natural Gas – Distribution – 6.4%
China Gas Holdings Ltd.	594,000	$905,000
China Resources Gas Group Ltd.	6,088,000	18,493,560
Engie	1,113,889	17,936,364
NorthWestern Corp.	101,726	6,415,859
Sempra Energy	543,655	61,987,543
Snam Rete Gas S.p.A.	672,283	4,022,035

		$109,760,361

Natural Gas – Pipeline – 13.2%
Cheniere Energy, Inc. (a)	23,624	$887,081
Columbia Pipeline Partners LP	304,937	4,574,055
Enbridge, Inc.	767,546	32,515,030
Energy Transfer Partners LP	736,858	28,052,184
Enterprise Products Partners LP	1,167,705	34,167,048
EQT GP Holdings LP	153,580	3,914,754
EQT Midstream Partners LP	230,051	18,473,095
JP Energy Partners LP	183,374	1,547,677
Kinder Morgan, Inc.	311,922	5,839,180
Plains All American Pipeline LP	143,571	3,946,767
Plains GP Holdings LP	1,011,001	10,544,740
SemGroup Corp., “A”	206,616	6,727,417
Shell Midstream Partners, L.P.	156,239	5,279,316
Sunoco Logistics Partners LP	656,166	18,864,773
Tallgrass Energy GP LP	319,877	7,219,624
TransCanada Corp.	111,620	5,038,646
TransCanada Corp. (l)	43,382	1,963,011
Williams Cos., Inc.	773,049	16,721,050
Williams Partners LP	533,327	18,474,412

		$224,749,860

Telecommunications – Wireless – 5.8%
Advanced Info Service PLC	1,298,900	$5,840,245
American Tower Corp., REIT	239,440	27,202,778
Bharti Infratel Ltd.	474,906	2,427,829
Cellnex Telecom S.A.U.	49,291	773,164
Globe Telecom, Inc.	6,990	352,416
KDDI Corp.	401,100	12,210,014
Mobile TeleSystems PJSC, ADR	1,201,032	9,944,545
SBA Communications Corp. (a)	195,016	21,050,027
T-Mobile U.S., Inc. (a)	19,870	859,775

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – continued
Vodafone Group PLC	6,239,962	$18,995,635

		$99,656,428

Telephone Services – 6.1%
Altice N.V. (a)	605,696	$9,108,362
Bezeq – The Israel Telecommunication Corp. Ltd.	2,596,564	5,157,711
BT Group PLC	2,118,547	11,698,293
Com Hem Holding AB	2,946,863	24,976,217
Hellenic Telecommunications Organization S.A.	1,203,342	10,776,747
Numericable-SFR	251,697	6,370,916
PT XL Axiata Tbk (a)	30,198,500	8,388,155
Singapore Telecommunications Ltd.	111,500	344,806
TDC A.S.	2,753,441	13,477,365
Telus Corp.	155,195	4,997,184
Verizon Communications, Inc.	154,908	8,650,063

		$103,945,819

Utilities – Electric Power – 47.3%
AES Corp.	3,227,037	$40,273,422
Ameren Corp.	479,846	25,710,149
American Electric Power Co., Inc.	627,713	43,996,404
Atlantica Yield PLC (l)	320,990	5,963,994
Avangrid, Inc.	161,657	7,445,921
Calpine Corp. (a)	2,973,019	43,852,030
China Longyuan Power Group	11,725,000	9,768,540
Covanta Holding Corp.	312,237	5,136,299
CPFL Energia S.A.	685,090	4,391,244
DTE Energy Co.	219,213	21,728,393
Dynegy, Inc. (a)	57,622	6,207,042
Dynegy, Inc. (a)	1,900,008	32,756,138
E.ON AG	162,298	1,625,674
Edison International	187,892	14,593,572
EDP Energias do Brasil S.A. (a)	187,451	805,287
EDP Renovaveis S.A.	6,361,474	48,160,528
Enel S.p.A.	9,217,784	40,996,063
Energias de Portugal S.A.	10,869,583	33,382,161
Energias do Brasil S.A.	671,821	2,848,489
Exelon Corp.	2,156,053	78,394,087
FirstEnergy Corp.	572,960	20,002,034
Iberdrola S.A.	2,300,203	15,537,980
NextEra Energy Partners LP	534,204	16,229,118
NextEra Energy, Inc.	658,932	85,924,733
NRG Energy, Inc.	1,784,557	26,750,509
NRG Yield, Inc., “A”	651,369	9,913,836
NRG Yield, Inc., “C”	588,307	9,171,706
NTPC Ltd.	165,271	383,656
PG&E Corp.	573,975	36,688,482
PPL Corp.	1,795,669	67,786,505
Public Service Enterprise Group, Inc.	287,929	13,420,371
RWE AG (a)	299,760	4,736,933

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
SSE PLC	893,929	$18,691,970
Tractebel Energia S.A.	575,000	6,857,470
Xcel Energy, Inc.	151,548	6,786,319

		$806,917,059

Utilities – Water – 0.2%
SUEZ Environnement	218,618	$3,443,247

Total Common Stocks (Identified Cost, $1,336,356,883)		$1,455,436,800

CONVERTIBLE PREFERRED STOCKS – 8.6%
Energy – Independent – 0.6%
Anadarko Petroleum Corp., 7.5%	286,425	$10,500,341

Natural Gas – Pipeline – 1.1%
Kinder Morgan, Inc., 9.75%	373,244	$18,232,969

Telecommunications – Wireless – 0.5%
American Tower Corp., 5.5%	78,385	$8,804,203

Telephone Services – 0.8%
Frontier Communications Corp., 11.125%	144,317	$13,684,138

Utilities – Electric Power – 5.6%
Dominion Resources, Inc., 6.375%	231,828	$12,017,964
Dominion Resources, Inc., “B”, 6%	271,910	16,341,791
Dynegy, Inc., 5.375% (l)	189,547	11,742,437
Exelon Corp., 6.5%	796,277	39,288,307

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
NextEra Energy, Inc., 5.799%	92,949	$6,200,628
NextEra Energy, Inc., 6.371%	151,093	9,787,805

		$95,378,932

Total Convertible Preferred Stocks (Identified Cost, $146,945,511)		$146,600,583

PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Companhia Paranaense de Energia (Identified Cost, $7,599,507)	635,200	$5,777,961

MONEY MARKET FUNDS – 5.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	91,615,273	$91,615,273

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	4,020,431	$4,020,431

Total Investments (Identified Cost, $1,586,537,605)		$1,703,451,048

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,040,824

NET ASSETS – 100.0%		$1,706,491,872

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	443,764	7/15/16	$338,950	$343,499	$4,549
BUY	CAD	Goldman Sachs International	1,090,193	7/15/16	837,190	843,871	6,681
BUY	CAD	HSBC Bank	1,628,806	7/15/16	1,249,590	1,260,788	11,198
BUY	CAD	JPMorgan Chase Bank N.A.	1,414,596	7/15/16	1,081,396	1,094,977	13,581
BUY	CAD	Merrill Lynch International	881,050	7/15/16	670,255	681,983	11,728
BUY	CAD	Morgan Stanley Capital Services, Inc.	2,162,922	7/15/16	1,661,833	1,674,224	12,391
SELL	EUR	Barclays Bank PLC	2,537,672	7/15/16	2,884,653	2,817,158	67,495

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/16 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	BNP Paribas S.A.	4,533,372	7/15/16	$5,135,469	$5,032,654	$102,815
SELL	EUR	Citibank N.A.	10,026,823	7/15/16	11,477,986	11,131,124	346,862
SELL	EUR	Credit Suisse Group	2,774,901	7/15/16	3,179,138	3,080,514	98,624
SELL	EUR	Deutsche Bank AG	69,155,145	7/15/16-9/15/16	78,357,462	76,904,439	1,453,023
SELL	EUR	Goldman Sachs International	608,779	7/15/16	691,737	675,827	15,910
SELL	EUR	HSBC Bank	661,307	7/15/16	745,258	734,140	11,118
SELL	EUR	JPMorgan Chase Bank N.A.	25,004,110	7/15/16	28,618,060	27,757,930	860,130
SELL	EUR	Merrill Lynch International	5,668,406	7/15/16	6,486,765	6,292,695	194,072
SELL	EUR	Morgan Stanley Capital Services, Inc.	2,562,628	7/15/16	2,924,508	2,844,862	79,646
SELL	EUR	Royal Bank of Scotland Group PLC	1,031,000	7/15/16	1,176,854	1,144,549	32,305
SELL	GBP	Barclays Bank PLC	533,548	7/15/16	770,166	710,328	59,838
SELL	GBP	BNP Paribas S.A.	15,824,143	7/15/16	22,508,815	21,067,148	1,441,667
SELL	GBP	Deutsche Bank AG	1,646,475	7/15/16	2,196,795	2,192,001	4,794
SELL	GBP	Goldman Sachs International	1,674,166	7/15/16	2,413,264	2,228,867	184,397
SELL	GBP	HSBC Bank	1,243,705	7/15/16	1,814,910	1,655,780	159,130
SELL	GBP	JPMorgan Chase Bank N.A.	1,663,331	7/15/16	2,409,046	2,214,442	194,604
SELL	GBP	Morgan Stanley Capital Services, Inc.	1,034,307	7/15/16	1,512,815	1,377,004	135,811

							$5,502,369

Liability Derivatives
BUY	CAD	BNP Paribas S.A.	1,260,738	7/15/16	$984,751	$975,882	$(8,869)
BUY	CAD	Citibank N.A.	75,870	7/15/16	58,966	58,728	(238)
BUY	CAD	Deutsche Bank AG	31,694	7/15/16	24,737	24,533	(204)
BUY	CAD	Goldman Sachs International	2,027,541	7/15/16	1,583,963	1,569,432	(14,531)
BUY	CAD	Merrill Lynch International	510	7/15/16	396	395	(1)
BUY	CAD	Morgan Stanley Capital Services, Inc.	697,196	7/15/16	549,121	539,669	(9,452)
SELL	CAD	Merrill Lynch International	44,865,992	7/15/16	34,692,409	34,728,823	(36,414)
BUY	EUR	Barclays Bank PLC	412,910	7/15/16	460,857	458,386	(2,471)
BUY	EUR	BNP Paribas S.A.	1,752,055	7/15/16	1,985,600	1,945,017	(40,583)
BUY	EUR	Citibank N.A.	3,291,550	7/15/16	3,694,649	3,654,064	(40,585)
BUY	EUR	JPMorgan Chase Bank N.A.	795,250	7/15/16	897,049	882,834	(14,215)
BUY	EUR	Merrill Lynch International	1,449,733	7/15/16	1,663,730	1,609,399	(54,331)
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,452,644	7/15/16	2,782,136	2,722,765	(59,371)
SELL	EUR	Deutsche Bank AG	1,660,774	7/15/16	1,838,983	1,843,683	(4,700)
SELL	EUR	Morgan Stanley Capital Services, Inc.	2,645,570	7/15/16	2,926,368	2,936,939	(10,571)
SELL	EUR	UBS AG	820,752	7/15/16	905,471	911,146	(5,675)
BUY	GBP	Goldman Sachs International	168,339	7/15/16	242,337	224,115	(18,222)
SELL	GBP	BNP Paribas S.A.	365,556	7/15/16	483,703	486,675	(2,972)

							$(323,405)

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,494,922,332)	$1,611,835,775
Underlying affiliated funds, at cost and value	91,615,273
Total investments, at value, including $5,703,365 of securities on loan (identified cost, $1,586,537,605)	$1,703,451,048
Foreign currency, at value (identified cost, $451)	476
Receivables for
Forward foreign currency exchange contracts	5,502,369
Investments sold	10,010,884
Fund shares sold	463,218
Interest and dividends	4,216,673
Other assets	3,750
Total assets		$1,723,648,418
Liabilities
Payables for
Forward foreign currency exchange contracts	$323,405
Investments purchased	9,535,447
Fund shares reacquired	2,763,481
Collateral for securities loaned, at value (c)	4,020,431
Payable to affiliates
Investment adviser	67,450
Shareholder servicing costs	630
Distribution and/or service fees	14,551
Payable for independent Trustees’ compensation	633
Deferred country tax expense payable	11,891
Accrued expenses and other liabilities	418,627
Total liabilities		$17,156,546
Net assets		$1,706,491,872
Net assets consist of
Paid-in capital	$1,499,566,180
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $11,891 deferred country tax)	122,023,743
Accumulated net realized gain (loss) on investments and foreign currency	856,837
Undistributed net investment income	84,045,112
Net assets		$1,706,491,872
Shares of beneficial interest outstanding		58,582,579

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$617,580,271	20,967,894	$29.45
Service Class	1,088,911,601	37,614,685	28.95

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$33,590,861
Interest	288,618
Dividends from underlying affiliated funds	73,471
Foreign taxes withheld	(1,168,870)
Total investment income		$32,784,080
Expenses
Management fee	$5,720,834
Distribution and/or service fees	1,244,669
Shareholder servicing costs	40,787
Administrative services fee	129,590
Independent Trustees’ compensation	19,674
Custodian fee	130,767
Shareholder communications	86,842
Audit and tax fees	30,333
Legal fees	7,568
Miscellaneous	22,793
Total expenses		$7,433,857
Reduction of expenses by investment adviser	(55,826)
Net expenses		$7,378,031
Net investment income		$25,406,049
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(22,473,113)
Foreign currency	(256,612)
Net realized gain (loss) on investments and foreign currency		$(22,729,725)
Change in unrealized appreciation (depreciation)
Investments (net of $11,891 increase in deferred country tax)	$223,855,787
Translation of assets and liabilities in foreign currencies	(499,524)
Net unrealized gain (loss) on investments and foreign currency translation		$223,356,263
Net realized and unrealized gain (loss) on investments and foreign currency		$200,626,538
Change in net assets from operations		$226,032,587

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$25,406,049	$44,335,843
Net realized gain (loss) on investments and foreign currency	(22,729,725)	55,525,687
Net unrealized gain (loss) on investments and foreign currency translation	223,356,263	(368,257,019)
Change in net assets from operations	$226,032,587	$(268,395,489)
Distributions declared to shareholders
From net investment income	$—	$(73,039,306)
From net realized gain on investments	—	(125,288,396)
Total distributions declared to shareholders	$—	$(198,327,702)
Change in net assets from fund share transactions	$(48,882,324)	$(11,189,054)
Total change in net assets	$177,150,263	$(477,912,245)
Net assets
At beginning of period	1,529,341,609	2,007,253,854
At end of period (including undistributed net investment income of $84,045,112 and $58,639,063, respectively)	$1,706,491,872	$1,529,341,609

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.56		$33.97	$31.88	$27.61	$26.08	$25.27
Income (loss) from investment operations
Net investment income (d)	$0.45		$0.81	$0.99	$0.94	$0.84	$0.97
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		(5.56)	3.13	4.64	2.57	0.70
Total from investment operations	$3.89		$(4.75)	$4.12	$5.58	$3.41	$1.67
Less distributions declared to shareholders
From net investment income	$—		$(1.38)	$(0.74)	$(0.73)	$(1.88)	$(0.86)
From net realized gain on investments	—		(2.28)	(1.29)	(0.58)	—	—
Total distributions declared to shareholders	$—		$(3.66)	$(2.03)	$(1.31)	$(1.88)	$(0.86)
Net asset value, end of period (x)	$29.45		$25.56	$33.97	$31.88	$27.61	$26.08
Total return (%) (k)(r)(s)(x)	15.22	(n)	(14.54)	12.77	20.60	13.40	6.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.79	0.80	0.82	0.80
Expenses after expense reductions (f)	0.78	(a)	0.78	0.78	0.80	0.82	0.80
Net investment income	3.40	(a)	2.59	2.87	3.07	3.11	3.71
Portfolio turnover	14	(n)	42	53	50	51	53
Net assets at end of period (000 omitted)	$617,580		$561,517	$754,927	$525,386	$476,685	$532,447

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$25.15		$33.48	$31.47	$27.27	$25.73	$24.95
Income (loss) from investment operations
Net investment income (d)	$0.41		$0.72	$0.92	$0.85	$0.71	$0.89
Net realized and unrealized gain (loss) on investments and foreign currency	3.39		(5.47)	3.05	4.58	2.59	0.70
Total from investment operations	$3.80		$(4.75)	$3.97	$5.43	$3.30	$1.59
Less distributions declared to shareholders
From net investment income	$—		$(1.30)	$(0.67)	$(0.65)	$(1.76)	$(0.81)
From net realized gain on investments	—		(2.28)	(1.29)	(0.58)	—	—
Total distributions declared to shareholders	$—		$(3.58)	$(1.96)	$(1.23)	$(1.76)	$(0.81)
Net asset value, end of period (x)	$28.95		$25.15	$33.48	$31.47	$27.27	$25.73
Total return (%) (k)(r)(s)(x)	15.11	(n)	(14.76)	12.47	20.30	13.13	6.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.04	1.04	1.05	1.07	1.05
Expenses after expense reductions (f)	1.03	(a)	1.03	1.03	1.05	1.07	1.05
Net investment income	3.16	(a)	2.34	2.71	2.82	2.66	3.45
Portfolio turnover	14	(n)	42	53	50	51	53
Net assets at end of period (000 omitted)	$1,088,912		$967,824	$1,252,327	$978,732	$837,196	$1,458,257

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,177,730,895	$—	$—	$1,177,730,895
Portugal	—	81,542,690	—	81,542,690
United Kingdom	5,963,994	49,385,898	—	55,349,892
Italy	—	45,018,099	—	45,018,099
Canada	44,513,870	—	—	44,513,870
China	905,000	28,262,100	—	29,167,100
France	17,936,364	9,814,163	—	27,750,527
Sweden	—	24,976,217	—	24,976,217
Brazil	20,680,451	—	—	20,680,451
Other Countries	49,053,346	52,032,257	—	101,085,603
Mutual Funds	95,635,704	—	—	95,635,704
Total Investments	$1,412,419,624	$291,031,424	$—	$1,703,451,048

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,178,964	$—	$5,178,964

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,157,711 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $74,942,239 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$5,502,369	$(323,405)

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(503,026)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $5,703,365. The fair value of the fund’s investment securities on loan and a related liability of $4,020,431 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,798,446. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and partnership adjustments.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$102,302,415
Long-term capital gains	96,025,287
Total distributions	$198,327,702

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$1,602,197,677
Gross appreciation	244,622,640
Gross depreciation	(143,369,269)
Net unrealized appreciation (depreciation)	$101,253,371

As of 12/31/15
Undistributed ordinary income	64,805,580
Undistributed long-term capital gain	37,406,828
Other temporary differences	(544,802)
Net unrealized appreciation (depreciation)	(120,774,501)

The aggregate cost above includes prior fiscal year end tax adjustment, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$28,015,638	$—	$46,266,869
Service Class	—	45,023,668	—	79,021,527
Total	$—	$73,039,306	$—	$125,288,396

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $55,826, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Effective August 1, 2016, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.70%
Average daily net assets in excess of $3 billion	0.65%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $38,901, which equated to 0.0050% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,886.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $1,519 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,065,209 and $230,871, respectively. The sales transactions resulted in net realized gains (losses) of $(104,353).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $216,060,406 and $283,577,416, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	522,759	$14,183,612	661,936	$20,487,219
Service Class	2,679,972	70,197,722	5,092,320	157,180,531
	3,202,731	$84,381,334	5,754,256	$177,667,750
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,750,185	$74,282,507
Service Class	—	—	4,663,353	124,045,195
	—	$—	7,413,538	$198,327,702
Shares reacquired
Initial Class	(1,523,049)	$(40,273,486)	(3,669,815)	$(115,152,159)
Service Class	(3,541,629)	(92,990,172)	(8,683,815)	(272,032,347)
	(5,064,678)	$(133,263,658)	(12,353,630)	$(387,184,506)
Net change
Initial Class	(1,000,290)	$(26,089,874)	(257,694)	$(20,382,433)
Service Class	(861,657)	(22,792,450)	1,071,858	9,193,379
	(1,861,947)	$(48,882,324)	814,164	$(11,189,054)

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $4,197 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,228,978	170,097,870	(109,711,575)	91,615,273

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$73,471	$91,615,273

18

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2016

MFS® VALUE SERIES

MFS® Variable Insurance Trust

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.2%
Johnson & Johnson	3.8%
Philip Morris International, Inc.	3.5%
Wells Fargo & Co.	2.7%
Accenture PLC, “A”	2.6%
Pfizer, Inc.	2.4%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.1%
3M Co.	2.1%
Travelers Cos., Inc.	2.1%

Equity sectors
Financial Services	25.3%
Health Care	15.3%
Industrial Goods & Services	12.8%
Consumer Staples	11.3%
Basic Materials	5.7%
Energy	5.6%
Leisure	4.7%
Special Products & Services	4.6%
Technology	3.3%
Utilities & Communications	3.0%
Retailing	2.7%
Transportation	2.6%
Autos & Housing	2.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.73%	$1,000.00	$1,067.43	$3.75
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
Service Class	Actual	0.98%	$1,000.00	$1,065.67	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 6.6%
Honeywell International, Inc.	402,103	$46,772,619
Lockheed Martin Corp.	144,033	35,744,670
Northrop Grumman Corp.	101,765	22,620,324
United Technologies Corp.	402,424	41,268,581

		$146,406,194

Alcoholic Beverages – 1.1%
Diageo PLC	887,947	$24,845,827

Automotive – 1.8%
Delphi Automotive PLC	180,698	$11,311,695
Harley-Davidson, Inc.	203,780	9,231,234
Johnson Controls, Inc.	423,560	18,746,766

		$39,289,695

Broadcasting – 2.8%
Omnicom Group, Inc.	404,473	$32,960,505
Time Warner, Inc.	246,581	18,133,567
Viacom, Inc., “B”	117,998	4,893,377
Walt Disney Co.	55,502	5,429,206

		$61,416,655

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	58,667	$20,095,208
Franklin Resources, Inc.	525,646	17,540,807
NASDAQ, Inc.	332,431	21,498,313

		$59,134,328

Business Services – 4.6%
Accenture PLC, “A”	520,341	$58,949,432
Cognizant Technology Solutions Corp., “A” (a)	125,837	7,202,910
Equifax, Inc.	40,006	5,136,770
Fidelity National Information Services, Inc.	278,028	20,485,103
Fiserv, Inc. (a)	100,080	10,881,698

		$102,655,913

Cable TV – 1.3%
Comcast Corp., “A”	432,214	$28,176,031

Chemicals – 5.3%
3M Co.	266,561	$46,680,162
E.I. du Pont de Nemours & Co.	267,616	17,341,517
Monsanto Co.	84,771	8,766,169
PPG Industries, Inc.	428,762	44,655,562

		$117,443,410

Computer Software – 0.7%
Oracle Corp.	370,777	$15,175,903

Computer Software – Systems – 0.9%
International Business Machines Corp.	132,451	$20,103,413

Construction – 0.5%
Stanley Black & Decker, Inc.	102,729	$11,425,519

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 0.8%
Newell Brands, Inc.	159,183	$7,731,518
Procter & Gamble Co.	129,185	10,938,094

		$18,669,612

Containers – 0.5%
Crown Holdings, Inc. (a)	209,458	$10,613,237

Electrical Equipment – 3.3%
Danaher Corp.	325,463	$32,871,763
Pentair PLC	167,452	9,760,777
Tyco International PLC	724,047	30,844,402

		$73,476,942

Electronics – 1.7%
Analog Devices, Inc.	118,071	$6,687,541
Texas Instruments, Inc.	497,633	31,176,707

		$37,864,248

Energy – Independent – 1.9%
EOG Resources, Inc.	242,128	$20,198,318
Occidental Petroleum Corp.	284,778	21,517,826

		$41,716,144

Energy – Integrated – 2.3%
Chevron Corp.	222,375	$23,311,571
Exxon Mobil Corp.	287,235	26,925,409

		$50,236,980

Food & Beverages – 5.2%
Archer Daniels Midland Co.	432,448	$18,547,695
Danone S.A.	233,073	16,434,595
General Mills, Inc.	478,351	34,115,993
J.M. Smucker Co.	77,670	11,837,685
Nestle S.A.	457,003	35,251,239

		$116,187,207

Food & Drug Stores – 1.6%
CVS Health Corp.	372,482	$35,661,427

General Merchandise – 0.7%
Target Corp.	236,929	$16,542,383

Health Maintenance Organizations – 0.4%
Cigna Corp.	71,322	$9,128,503

Insurance – 7.6%
Aon PLC	324,726	$35,469,821
Chubb Ltd.	324,687	42,439,838
MetLife, Inc.	735,021	29,275,886
Prudential Financial, Inc.	231,926	16,545,601
Travelers Cos., Inc.	391,676	46,625,111

		$170,356,257

Machinery & Tools – 2.9%
Caterpillar, Inc.	90,143	$6,833,741
Cummins, Inc.	46,980	5,282,431

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Deere & Co.	70,694	$5,729,042
Eaton Corp. PLC	341,294	20,385,491
Illinois Tool Works, Inc.	175,145	18,243,103
Ingersoll-Rand Co. Ltd., “A”	129,225	8,229,048

		$64,702,856

Major Banks – 10.9%
Bank of New York Mellon Corp.	568,767	$22,096,598
Goldman Sachs Group, Inc.	242,200	35,986,076
JPMorgan Chase & Co.	1,499,516	93,179,924
PNC Financial Services Group, Inc.	216,751	17,641,364
State Street Corp.	259,989	14,018,607
Wells Fargo & Co.	1,285,212	60,829,084

		$243,751,653

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	197,315	$14,956,477
McKesson Corp.	65,181	12,166,034

		$27,122,511

Medical Equipment – 5.4%
Abbott Laboratories	645,204	$25,362,969
Medtronic PLC	599,231	51,995,274
St. Jude Medical, Inc.	221,469	17,274,582
Thermo Fisher Scientific, Inc.	180,999	26,744,412

		$121,377,237

Oil Services – 1.5%
National Oilwell Varco, Inc.	247,046	$8,313,098
Schlumberger Ltd.	317,572	25,113,594

		$33,426,692

Other Banks & Diversified Financials – 4.1%
American Express Co.	296,311	$18,003,856
BB&T Corp.	321,610	11,452,532
Citigroup, Inc.	527,319	22,353,052
U.S. Bancorp	983,342	39,658,183

		$91,467,623

Pharmaceuticals – 8.2%
Johnson & Johnson	695,296	$84,339,405
Merck & Co., Inc.	564,866	32,541,930
Novartis AG	76,766	6,315,061
Pfizer, Inc.	1,545,465	54,415,823
Roche Holding AG	21,822	5,761,675

		$183,373,894

Printing & Publishing – 0.6%
Moody’s Corp.	103,547	$9,703,389
S&P Global, Inc.	40,196	4,311,423
Time, Inc.	22,900	376,934

		$14,391,746

Railroad & Shipping – 1.2%
Canadian National Railway Co.	185,994	$10,984,806
Union Pacific Corp.	171,423	14,956,657

		$25,941,463

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.3%
Advance Auto Parts, Inc.	42,083	$6,801,875

Telecommunications – Wireless – 0.2%
Vodafone Group PLC	1,567,569	$4,771,979

Telephone Services – 1.7%
Verizon Communications, Inc.	668,502	$37,329,152

Tobacco – 4.2%
Altria Group, Inc.	229,628	$15,835,147
Philip Morris International, Inc.	760,244	77,332,020

		$93,167,167

Trucking – 1.4%
United Parcel Service, Inc., “B”	292,096	$31,464,581

Utilities – Electric Power – 1.1%
Duke Energy Corp.	219,917	$18,866,679
Xcel Energy, Inc.	119,982	5,372,794

		$24,239,473

Total Common Stocks (Identified Cost, $1,423,343,154)		$2,209,855,730

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	16,096,087	$16,096,087

Total Investments (Identified Cost, $1,439,439,241)		$2,225,951,817

OTHER ASSETS, LESS LIABILITIES – 0.1%		2,648,852

NET ASSETS – 100.0%		$2,228,600,669

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,423,343,154)	$2,209,855,730
Underlying affiliated funds, at cost and value	16,096,087
Total investments, at value (identified cost, $1,439,439,241)	$2,225,951,817
Foreign currency, at value (identified cost, $31)	30
Receivables for
Investments sold	1,331,381
Fund shares sold	153,431
Interest and dividends	4,163,263
Other assets	5,050
Total assets		$2,231,604,972
Liabilities
Payable to custodian	$29,939
Payable for fund shares reacquired	2,579,173
Payable to affiliates
Investment adviser	83,802
Shareholder servicing costs	216
Distribution and/or service fees	16,694
Payable for independent Trustees’ compensation	59
Accrued expenses and other liabilities	294,420
Total liabilities		$3,004,303
Net assets		$2,228,600,669
Net assets consist of
Paid-in capital	$1,179,778,172
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	786,450,162
Accumulated net realized gain (loss) on investments and foreign currency	199,685,826
Undistributed net investment income	62,686,509
Net assets		$2,228,600,669
Shares of beneficial interest outstanding		114,588,888

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$974,876,323	49,662,017	$19.63
Service Class	1,253,724,346	64,926,871	19.31

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$28,014,833
Interest	4,550
Dividends from underlying affiliated funds	38,670
Foreign taxes withheld	(337,132)
Total investment income		$27,720,921
Expenses
Management fee	$7,388,724
Distribution and/or service fees	1,472,498
Shareholder servicing costs	33,075
Administrative services fee	174,225
Independent Trustees’ compensation	24,061
Custodian fee	69,823
Shareholder communications	92,760
Audit and tax fees	27,375
Legal fees	9,936
Miscellaneous	25,244
Total expenses		$9,317,721
Reduction of expenses by investment adviser	(75,833)
Net expenses		$9,241,888
Net investment income		$18,479,033
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$28,100,971
Foreign currency	(23,736)
Net realized gain (loss) on investments and foreign currency		$28,077,235
Change in unrealized appreciation (depreciation)
Investments	$94,337,685
Translation of assets and liabilities in foreign currencies	20,414
Net unrealized gain (loss) on investments and foreign currency translation		$94,358,099
Net realized and unrealized gain (loss) on investments and foreign currency		$122,435,334
Change in net assets from operations		$140,914,367

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$18,479,033		$44,302,262
Net realized gain (loss) on investments and foreign currency	28,077,235		180,180,190
Net unrealized gain (loss) on investments and foreign currency translation	94,358,099		(248,421,434)
Change in net assets from operations	$140,914,367		$(23,938,982)
Distributions declared to shareholders
From net investment income	$—		$(51,498,261)
From net realized gain on investments	—		(137,834,650)
Total distributions declared to shareholders	$—		$(189,332,911)
Change in net assets from fund share transactions	$(44,878,529)		$(254,692,255)
Total change in net assets	$96,035,838		$(467,964,148)
Net assets
At beginning of period	2,132,564,831		2,600,528,979
At end of period (including undistributed net investment income of $62,686,509 and $44,207,476, respectively)	$2,228,600,669		$2,132,564,831

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.39		$20.34	$19.28	$14.40	$12.68	$12.98
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.44	$0.30	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		(0.67)	1.55	4.83	1.77	(0.30)
Total from investment operations	$1.24		$(0.27)	$1.99	$5.13	$2.05	$(0.06)
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.31)	$(0.20)	$(0.23)	$(0.19)
From net realized gain on investments	—		(1.20)	(0.62)	(0.05)	(0.10)	(0.05)
Total distributions declared to shareholders	$—		$(1.68)	$(0.93)	$(0.25)	$(0.33)	$(0.24)
Net asset value, end of period (x)	$19.63		$18.39	$20.34	$19.28	$14.40	$12.68
Total return (%) (k)(r)(s)(x)	6.74	(n)	(0.74)	10.51	35.89	16.26	(0.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.73	0.73	0.78	0.79
Expenses after expense reductions (f)	0.73	(a)	0.73	0.72	0.73	0.78	0.79
Net investment income	1.88	(a)	2.00	2.23	1.74	2.02	1.81
Portfolio turnover	7	(n)	13	13	15	16	18
Net assets at end of period (000 omitted)	$974,876		$964,811	$1,118,647	$1,090,381	$988,594	$352,752

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.12		$20.05	$19.03	$14.22	$12.54	$12.83
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.38	$0.25	$0.24	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(0.65)	1.52	4.78	1.74	(0.27)
Total from investment operations	$1.19		$(0.31)	$1.90	$5.03	$1.98	$(0.07)
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.26)	$(0.17)	$(0.20)	$(0.17)
From net realized gain on investments	—		(1.20)	(0.62)	(0.05)	(0.10)	(0.05)
Total distributions declared to shareholders	$—		$(1.62)	$(0.88)	$(0.22)	$(0.30)	$(0.22)
Net asset value, end of period (x)	$19.31		$18.12	$20.05	$19.03	$14.22	$12.54
Total return (%) (k)(r)(s)(x)	6.57	(n)	(0.93)	10.20	35.59	15.88	(0.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	0.98	0.98	1.03	1.04
Expenses after expense reductions (f)	0.98	(a)	0.98	0.97	0.98	1.03	1.04
Net investment income	1.63	(a)	1.76	1.99	1.49	1.76	1.58
Portfolio turnover	7	(n)	13	13	15	16	18
Net assets at end of period (000 omitted)	$1,253,724		$1,167,754	$1,481,882	$1,404,019	$1,022,722	$831,481

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,105,490,547	$—	$—	$2,105,490,547
Switzerland	—	47,327,975	—	47,327,975
United Kingdom	—	29,617,807	—	29,617,807
France	—	16,434,595	—	16,434,595
Canada	10,984,806	—	—	10,984,806
Mutual Funds	16,096,087	—	—	16,096,087
Total Investments	$2,132,571,440	$93,380,377	$—	$2,225,951,817

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$57,140,588
Long-term capital gains	132,192,323
Total distributions	$189,332,911

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$1,449,666,062
Gross appreciation	794,223,131
Gross depreciation	(17,937,376)
Net unrealized appreciation (depreciation)	$776,285,755

As of 12/31/15
Undistributed ordinary income	46,253,835
Undistributed long-term capital gain	179,167,999
Other temporary differences	(82,828)
Net unrealized appreciation (depreciation)	682,569,124

The aggregate cost above includes prior fiscal year end tax adjustment, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$23,725,000	$—	$59,539,845
Service Class	—	27,773,261	—	78,294,805
Total	$—	$51,498,261	$—	$137,834,650

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $75,833, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next S1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $31,390, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,685.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $2,094 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,994,607 and $744,596, respectively. The sales transactions resulted in net realized gains (losses) of $188,705.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $144,642,700 and $160,877,810, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,272,484	$42,189,426	2,231,454	$42,370,134
Service Class	6,013,821	108,671,767	7,197,931	136,498,386
	8,286,305	$150,861,193	9,429,385	$178,868,520
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,874,991	$83,264,845
Service Class	—	—	6,298,579	106,068,066
	—	$—	11,173,570	$189,332,911
Shares reacquired
Initial Class	(5,063,883)	$(94,591,382)	(9,654,481)	$(191,553,797)
Service Class	(5,547,128)	(101,148,340)	(22,944,915)	(431,339,889)
	(10,611,011)	$(195,739,722)	(32,599,396)	$(622,893,686)
Net change
Initial Class	(2,791,399)	$(52,401,956)	(2,548,036)	$(65,918,818)
Service Class	466,693	7,523,427	(9,448,405)	(188,773,437)
	(2,324,706)	$(44,878,529)	(11,996,441)	$(254,692,255)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $5,721 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,597,492	166,181,132	(166,682,537)	16,096,087

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,670	$16,096,087

16

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.